[LOGO OF PAYDEN & RYGEL]

MUTUAL FUNDS                           annual report


                                                    October 31, 1999







                        Payden & Rygel Investment Group

           Contents
    ------------------------------------------------------------------------

     .          Chairman's Letter
     i          Management Discussion and Analysis
     1          Portfolio Highlights and Investments
     51         Statements of Cash Flows
     52         Statements of Assets and Liabilities
     56         Statements of Operations
     60         Statements of Changes in Net Assets
     68         Notes to Financial Statements
     76         Financial Highlights
     90         Independent Auditors' Report
     91         Trustees and Officers

                                                                   Annual Report

Dear Shareholders
    ---------------------------------------------------------------------------
In a year that was dominated by themes of both market volatility and fragile global recovery, it is our "no surprises" investment philosophy that has allowed us to weather the storm.
  Late last year, the global financial markets were in an upheaval, the collapse of the world's largest hedge fund had sent shockwaves throughout the financial world, and the domestic political climate was still dealing with scandal. Today, almost all of that seems to have been forgotten.
  The focus in 1999 has been on the equity markets, global economic recovery, Year 2000 readiness, the Dow's crossing of the 11,000 point milestone, and the introduction and subsequent volatility of the Euro.
  Since November 1, 1998, we have introduced six new funds that have attracted new, as well as existing, investors. We feel that our newest fund offerings have expanded our investors' ability to participate in the opportunities that evolving global markets provide.

  .Our GNMA Fund is a new domestic bond fund that primarily invests in securities issued by the Government National Mortgage Association (GNMA). These securities derive their cash flows from pools of mortgage loans that are backed by the U.S. government. We believe that this is an important fund offering and we are pleased that its 35 basis points expense ratio is one of the lowest of all the funds in its class.

  .Our EuroDirect and European Aggressive Growth Funds are subadvised by Metzler/Payden LLC, our joint venture with Metzler Bank of Frankfurt, Germany. The EuroDirect Fund invests in European stocks and bonds and looks to take advantage of new market segments and instruments brought on by the introduction of the Euro currency. We are excited about our European Aggressive Growth Fund, which allows our investors to invest in high-growth established and start-up corporations in the European Monetary Union. The Fund has experienced an impressive growth in assets through new investments and solid performance.

  .Our U.S. Growth Leaders Fund is the newest domestic equity offering. This fund invests in domestic, large capitalization companies that exhibit strong growth prospects.

  .Our Emerging Markets Bond Fund uses a diversified investment approach to purchasing securities in emerging market countries. Due to its low correlation to other asset classes, this Fund is an excellent vehicle with which to diversify allocations among other fixed income sectors.

  .Our California Municipal Income Fund seeks to provide our California investors with high after-tax current income that is exempt from Federal and California State income tax.

    ---------------------------------------------------------------------------

  . Our Global Fixed Income Fund was prominently featured in the October 4, 1999 issue of Business Week. In an article entitled "Creating a Better Bond Fund Mix," Business Week built a diversified bond portfolio using their favorite funds from each sector. A 15% allocation to the Global Fixed Income fund was recommended as an integral component of their model fixed income portfolio.

  We are extremely proud to announce that the Growth & Income Fund and the Global Short Bond Fund are the most recent Payden & Rygel funds to receive a Morningstar Star Rating(TM). The Global Short Bond Fund received a five-star rating and our Growth & Income Fund received a four-star rating /1/. In addition the Growth & Income Fund received a rating of five out of five within its "Large Value" category /2/.
  As we near the end of the twentieth century, we look back on our accomplishments and are proud of what we have been able to deliver for our investors. Looking forward, we strive to deliver the high quality investment management, low institutional costs, and unrivaled service that you expect.
  We thank you for responding to our new product offerings so enthusiastically. As always, we work for you.

Sincerely,

/s/ Joan A. Payden

Joan A. Payden
Chairman & CEO
Payden & Rygel Investment Group

/1/ The Morningstar ratings are for
the three-year period ending
October 31, 1999, out of a total
3,272 (3-year) domestic equity
funds for the Growth & Income Fund
and 1,598 (3-year) taxable bond
funds for the Global Short Bond
Fund. Morningstar's proprietary
ratings reflect historical risk-
adjusted performance and are
subject to change monthly.
Specifically, they are calculated
from each fund's 3-year average
annual returns in excess of 90-day
Treasury bill returns with
appropriate adjustments for fees
and a risk factor that reflects
performance below a 90-day
Treasury bill return. The top 10%
of the funds in an investment
category receive five stars and
the next 22.5% receive four stars.
/2/ The Morningstar rating is for              [LOGO OF PAYDEN & RYGEL]
the three-year period ending
October 31, 1999, for the 604 (3-                    MUTUAL FUNDS
year) funds in Morningstar's
"Large Value" category and is
subject to change monthly. The
Category Rating is a quantitative
measure of risk adjusted returns
within the particular Morningstar
category. The objective of the
Category Rating is to show how
well a fund has balanced risk and
return relative to other funds in
the same Morningstar category. As
with the Star Rating, five is the
best rating attainable, with one
being the lowest.

     Management Discussion and Analysis
     ==================================

Fixed Income Markets
A year ago, concerns over the global financial crisis caused a "flight-to-quality" as demand for liquidity and risk-free assets caused investors to abandon non-U.S. Treasury securities in favor of government securities. In 1999, we have seen a partial reversal of this effect as interest rates have risen and sectors such as mortgages and corporates have outperformed U.S. Treasuries. In addition, the Federal Reserve Board reversed the three interest rate cuts implemented in 1998 and returned the Fed Funds target rate to the pre-crisis level of 5.5%. Though rates have risen, liquidity has not returned to prior levels, and it is not clear how soon this will occur, given the focus on Y2K.

Short Maturity Strategies

Our short-term bond funds were managed conservatively during the year with the expectation of a rising rate environment. This helped significantly, as the Limited Maturity Fund earned 4.71% during the fiscal year ended October 31, 1999, matching the return of the average institutional money market fund. The Short Bond Fund earned 2.89%, versus 2.99% for the benchmark, for that same period.

The U.S. Government Fund maintained its consistent performance. The Fund returned 1.76% for the fiscal year, which placed it in the top quartile of the Lipper Index. Over the last three years, the Fund has been 15th out of 77 funds/1/ and has outpaced the Lipper Index, returning 5.45% per year versus 4.89%.

The Bunker Hill Money Market Fund took advantage of the higher yields available for investments maturing in the year 2000. By holding its average maturity slightly longer than the typical money market fund, the Fund was able to perform in the top of the Lipper money market index. The Fund returned 4.97% for the fiscal year, which placed it 9th out of 332 funds for the last 12 months./2/

Intermediate Maturity Strategies

Although ten-year U.S. Treasury rates rose over 1.4% in the twelve months ended October 31, 1999, both the Total Return Fund and Investment Quality Bond Fund performed relatively well. This is largely due to the performance of certain non-U.S. Treasury securities. Both Funds were positioned to take advantage of the "flight-to-quality" reversal as both Funds were structured with an overweight to mortgage securities. This allowed them to benefit from the spread tightening which occurred during the year. In addition, the Total Return Fund benefited from an allocation to emerging markets, which also experienced significant tightening. As a result, despite the significant rise in interest rates, the Total Return Fund earned 0.55% and the Investment Quality Bond Fund returned -0.71%, for the twelve months ended October 31, 1999.

Global Markets & Strategies

During the past fiscal year, the global bond markets reacted negatively to the recovery in worldwide economic activity. With economic growth steady or accelerating in most of the world, bond prices are adjusting to the fact that the bottom in inflation is behind us and the probability is growing that consumer prices may rise in the present upswing.

---------------
/1/ Ranking entity: Lipper, Inc. Ranking is based on the three-year performance for the period ending October 31, 1999, out of 77 funds in the Lipper Short-Intermediate U.S. Government Fund Universe.

/2/ Ranking entity: Lipper, Inc. Ranking is based on the one-year performance for the period ending October 31, 1999, out of 332 funds in the Lipper Money Market Fund Universe.

     Management Discussion and Analysis
     ==================================

However, while we are unquestionably facing a very different environment than a year ago, it is by no means certain that an upsurge in inflation is waiting in the wings. Technological advancements and an increasingly competitive global marketplace are changing the way businesses are run in Europe and Japan, just as they have in the U.S. We believe the same forces that have held down inflation in the U.S. will play a role overseas, but in different ways and to varying degrees.

In the twelve months ended October 31, 1999, each of the Global Fixed Income Fund and Global Short Bond Fund posted positive returns of 0.56% and 2.57%, respectively. In particular, income earned over the year helped to offset the fall in bond prices. In addition, aggressive currency hedging helped protect both Funds from the 10% depreciation of the Euro versus the U.S. dollar this year. Global diversification remains a prudent investment objective, and with the corporate and mortgage-related bond issuance in Europe picking up dramatically, we are poised to take advantage of these additional sectors in each of these Funds going forward.

High Income and Emerging Markets

Both the High Income Fund and Emerging Markets Bond Fund have exposure to the higher yielding sectors of the market. Over the past year, these sectors were influenced by two different forces that can be categorized into two distinct periods. In the first period from the end of 1998 to early 1999, the market experienced an unwinding of the flight to quality that occurred earlier in the fall of 1998. Spreads in the high yield and emerging markets segments tightened substantially as the fears of a worst case scenario diminished. The second period began in April 1999 and reintroduced some of the risk premium that had previously been taken out of the market. The primary concern was the still unclear path of the Federal Reserve Board's interest rate policy. This resulted in enough uncertainty in the market to lead to spread widening.

Despite this spread widening, the magnitude of the spread tightening that occurred earlier this year, combined with the higher yields of these asset classes, meant that both of these Funds significantly outperformed comparable U.S. Treasuries. The Emerging Markets Bond Fund returned 12.92% during the fiscal year, and the High Income Fund returned 5.65% during that same period. Further, selective industry positioning and individual credit selection enabled the High Income Fund to outperform its benchmark by 100 basis points from January through October 31, 1999.

Tax-Exempt Strategies

Interest rates rose by almost a full percent in the municipal market, as the U.S. economy continued on its growth path. The Short Duration Tax Exempt Fund posted a 2.29% total return for the fiscal year, despite rising interest rates. The short maturity orientation of the portfolio was a positive contributor to performance. The Tax Exempt Bond Fund and the California Municipal Income Fund were more impacted by the rising interest rates. These portfolios have a longer maturity orientation, which increases their price sensitivity to changes in interest rates. The Tax Exempt Bond Fund had a -0.81% return for the fiscal year. Strategies during the year were aimed at improving the credit quality of the portfolio, buying premium coupon bonds, and including more short maturity bonds than normal. The California Municipal Income Fund, which opened in December 1998, had a -1.22% return since its inception. Yield premiums in the California market were compressed throughout the year, as demand for state exempt income outpaced the supply of bonds. We reduced the Fund's sensitivity to rising interest rates by purchasing shorter maturity, premium coupon bonds. Investments were made in select opportunities to add yield to the portfolio, but we focused primarily on high quality investment grade credits.

     Management Discussion and Analysis continued
     ==================================

Equity Markets
Stocks were strong during this fiscal year. At this same time last year, many investors were fearful from the collapse of Long Term Capital hedge fund and from the debt default by Russia. However, the resiliency of the stock market has been remarkable. With the baseline of strong corporate profits, the S&P 500 index gained 24.2%, led by the technology sector which rose 56%. It was also another year when stocks characterized by a "growth" style continued to outperform "value" stocks. The S&P 500/BARRA Growth index advanced 29.8%, while the S&P 500/BARRA Value index rose 17.8%.

Our Funds continued to post good performance. The Growth & Income Fund, which returned 16.47%, was awarded a 4-star rating by Morningstar, and was added to their select Morningstar 500. This is Payden & Rygel's second fund in that prestigious group. The Market Return Fund, which returned 24.41%, was also awarded a 4-star rating./3/ The U.S. Growth Leaders Fund, which opened June 17, 1999, returned 5.30% through the fiscal year-end.

Small cap stocks continued to lag their large cap cousins. The Russell 2000 index gained 14.9%, or nearly 1000 basis points less than the S&P 500. The difference between "growth" and "value" was even more pronounced in small caps, with the Russell 2000 Value index up only 0.7%, while the Russell 2000 Growth gained 29.2%. The results for our two small cap funds reflected these difficulties. The Small Cap Value Stock Fund posted a -0.33% return for the year. The Small Cap Growth Stock Fund did better, earning 17.56%. Small cap stocks are at all-time cheap valuations relative to large cap stocks.

European stocks outpaced U.S. stocks in local currency terms. The Dow Jones Europe STOXX index rose 26.3% on the surprising strength of the European economy. The new currency, the Euro, did not fare as well. Therefore, in U.S. dollar terms, the Dow Jones Europe STOXX index only advanced 12.1%. We continue to believe that European stocks offer outstanding opportunities for return and diversification.

The Global Balanced Fund posted a strong 15.85% return for the year. This Fund has posted consistent returns since its inception, but with significantly less volatility than an all stock portfolio. The European Growth & Income Fund returned 8.39% for the year. To these Funds, we added two new European funds. With the start of 1999, we launched the EuroDirect Fund that seeks to profit from various opportunities in the new unified European capital markets, stocks as well as fixed income securities. The Fund, which returned 5.61%, firmly outperformed its benchmark over the year. In response to the great outlook for young, innovative growth companies and the emergence of the so-called "New Markets" in Europe, we launched the European Aggressive Growth Fund in June. The Fund focuses on small to medium capitalization stocks with high growth potential. This segment of the market has performed extraordinarily well in the second half of this year, which is reflected in the strong performance of Fund since its inception with a return of 12.80%. All four European funds are sub-advised by our joint-venture partner Metzler/Payden.


-------
/3/ The Morningstar ratings are for the three-year period ending October 31, 1999, out of a total of 3,272 domestic equity funds (3-year) for both the Growth & Income Fund and Market Return Fund. Morningstar's proprietary ratings reflect historical risk-adjusted performance and are subject to change monthly. Specifically, they are calculated from each fund's three-year average annual returns in excess of 90-day Treasury bill returns with appropriate adjustments for fees and a risk factor that reflects performance below a 90-day Treasury bill return. The top 10% of the funds in an investment category receive five stars and the next 22.5% receive four stars.

     Portfolio Highlights & Investments
     ==================================

-------------------------------------------------------------------------------
This section includes unaudited Country Allocation, Portfolio Composition tables, and audited Schedules of Portfolio Investments. In the case of the Group's fixed income Funds, these tables are designed to identify the country or type of security where a Fund is exposed to changes in interest rates. In the case of the Group's equity Funds, these tables are designed to identify the holdings and industries of each Fund. In either case, if a Fund makes use of futures or options contracts, the tables and Schedules of Investments includes the effect of those contracts. Unless indicated otherwise, information in this section is as of October 31, 1999.

                                                                Annual Report  1

     Global Short Bond Fund
     ======================

Unaudited

The objective of the Global Short Bond Fund is to realize a high level of total return consistent with preservation of capital. The Fund invests primarily in U.S. and foreign government notes and bonds and U.S. and foreign corporate debt securities. The Fund also has substantial investments in foreign currency con-tracts. The Fund's maximum average portfolio maturity (on a dollar-weighted ba-sis) is three years.

Country Allocation

----------------
Germany      33%
U.S.         17%
New Zealand  15%
Sweden       10%
Australia     5%
Italy         5%
Other        15%
----------------

Credit Quality

--------
AAA  54%
AA   46%
A     0%
BBB   0%

Investment Performance

Average Annual Total Return
for the periods ended October 31, 1999
One Year, 2.57%
Three Year, 5.79%
Since 9/18/96, 5.94%

 .  Global Short Bond Fund $11,971
-- Merrill Lynch 1-3 Year Treasury Index $11,998

Global Short Bond Fund                                          Merrill 1-3 Treasury
         9232                    Value                             ml1-3tsy         Value
                                 -----                                              -----
BDATE               EDATE        10000                                              10000
      9/18/96      9/30/96       10,060                 9/18/96       9/30/96       10,044
      10/1/96     10/31/96       10,110                 10/1/96      10/31/96       10,157
      11/1/96     11/30/96       10,216                 11/1/96      11/30/96       10,235
      12/1/96     12/31/96       10,265                 12/1/96      12/31/96       10,235
       1/1/97      1/31/97       10,336                  1/1/97       1/31/97       10,283
       2/1/97      2/28/97       10,346                  2/1/97       2/28/97       10,307
       3/1/97      3/31/97       10,346                  3/1/97       3/31/97       10,303
       4/1/97      4/30/97       10,439                  4/1/97       4/30/97       10,387
       5/1/97      5/31/97       10,532                  5/1/97       5/31/97       10,458
       6/1/97      6/30/97       10,604                  6/1/97       6/30/97       10,530
       7/1/97      7/31/97       10,655                  7/1/97       7/31/97       10,645
       8/1/97      8/31/97       10,686                  8/1/97       8/31/97       10,655
       9/1/97      9/30/97       10,792                  9/1/97       9/30/97       10,736
      10/1/97     10/31/97       10,820                 10/1/97      10/31/97       10,816
      11/1/97     11/30/97       10,858                 11/1/97      11/30/97       10,842
      12/1/97     12/31/97       10,941                 12/1/97      12/31/97       10,916
       1/1/98      1/31/98       11,016                  1/1/98       1/31/98       11,022
       2/1/98      2/28/98       11,049                  2/1/98       2/28/98       11,032
       3/1/98      3/31/98       11,137                  3/1/98       3/31/98       11,077
       4/1/98      4/30/98       11,181                  4/1/98       4/30/98       11,128
       5/1/98      5/31/98       11,248                  5/1/98       5/31/98       11,188
       6/1/98      6/30/98       11,293                  6/1/98       6/30/98       11,246
       7/1/98      7/31/98       11,364                  7/1/98       7/31/98       11,299
       8/1/98      8/31/98       11,435                  8/1/98       8/31/98       11,441
       9/1/98      9/30/98       11,604                  9/1/98       9/30/98       11,592
      10/1/98     10/31/98       11,671                 10/1/98      10/31/98       11,649
      11/1/98     11/30/98       11,716                 11/1/98      11/30/98       11,639
      12/1/98     12/31/98       11,798                 12/1/98      12/31/98       11,679
       1/1/99      1/31/99       11,880                  1/1/99       1/31/99       11,726
       2/1/99      2/28/99       11,810                  2/1/99       2/28/99       11,669
       3/1/99      3/31/99       11,895                  3/1/99       3/31/99       11,749
       4/1/99      4/30/99       11,941                  4/1/99       4/30/99       11,787
       5/1/99      5/31/99       11,893                  5/1/99       5/31/99       11,780
       6/1/99      6/30/99       11,874                  6/1/99       6/30/99       11,816
       7/1/99      7/31/99       11,890                  7/1/99       7/31/99       11,854
       8/1/99      8/31/99       11,894                  8/1/99       8/31/99       11,888
       9/1/99      9/30/99       11,944                  9/1/99       9/30/99       11,966
      10/1/99     10/31/99       11,971                 10/1/99      10/31/99       11,998

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.

    Statistics

    ------------------------------------
     Net Assets (in millions)     $213.6
     Number of Issues                 21
     Average Maturity          2.3 years
     SEC Yield                     4.55%

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Australia (Australian Dollar)
 (5%)
  5,800,000 FNMA Global,
            5.75%, 9/5/00          $  3,693.9
 11,100,000 Western Australia
            Treasury Corp.,
            8.00%, 7/15/03            7,416.5
                                   ----------
            Australia (Cost -
             $12,093.2)              11,110.4

 France (Euro) (2%)
  4,500,000 French Government
            Bond,
            7.75%, 4/12/00            4,817.5
                                   ----------
            France (Cost -
             $5,230.8)                4,817.5

 Germany (German Mark/Euro) (33%)
  7,000,000 Bundesobligation -
             122,
            4.50%, 2/22/02            7,414.4
 12,700,000 Bundesobligation -
             120,
            5.00%, 8/20/01           13,593.4
 28,000,000 Bundesobligation -
             121,
            4.75%, 11/20/01          29,849.0
 18,500,000 European Community
            Note,
            6.50%, 3/10/00           10,043.5
  5,112,919 KFW International
            Finance,
            7.50%, 1/24/00            5,416.7

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
  4,000,000 Rheinische Hypbk,
            4.50%, 8/26/03         $  4,159.1
                                   ----------
            Germany (Cost -
             $72,010.6)              70,476.1

 Italy (Euro) (5%)
  9,000,000 Italian Government
            BTP,
            6.25%, 3/1/02             9,862.0
                                   ----------
            Italy (Cost -
             $10,410.4)               9,862.0

 Netherlands (Euro) (5%)
 10,000,000 Netherlands
            Government Bond,
            8.50%, 3/15/01           11,142.7
                                   ----------
            Netherlands (Cost -
             $11,214.3)              11,142.7

 New Zealand (New Zealand Dollar)
 (15%)
 60,600,000 New Zealand
            Government Bond,
            8.00%, 4/15/04           31,960.3
                                   ----------
            New Zealand (Cost -
             $35,342.8)              31,960.3

 Spain (Euro) (5%)
 10,000,000 Spanish Government
            Bond, 5.00%, 1/31/01     10,663.5
                                   ----------
            Spain (Cost -
             $10,730.1)              10,663.5


2   Payden & Rygel Investment Group

     Global Short Bond Fund
     ======================

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal      Security
 or Shares     Description     Value (000)
----------------------------------------------
 Sweden (Swedish Krona) (10%)
 29,000,000 AB Spintab,
            5.50%, 9/17/03     $  3,471.6
 58,000,000 AB Spintab,
            6.25%, 9/18/02        7,159.5
 20,000,000 Statens Bostads,
            5.50%, 10/15/03       2,389.1
 67,000,000 Statens Bostads,
            6.50%, 9/18/02        8,316.0
                               ----------
            Sweden (Cost -
             $22,033.4)          21,336.2

 United States (United States
 Dollar) (17%)
 23,500,000 FHLB,
            5.63%, 3/19/01
            (b)                  23,361.3
  3,000,000 U.S. Treasury
            Note,
            4.25%, 11/15/03       2,816.3
 10,000,000 U.S. Treasury
            Note,
            6.63%, 7/31/01       10,132.3
                               ----------
            United States
            (Cost -
             $36,880.7)          36,309.9

 Investment Companies (1%)
    531,078 Dreyfus Treasury
            Cash Management
            Fund                    531.1
                               ----------
 Total (Cost - $216,477.4)     $208,209.7
 (a) (98%)
                               ==========


Percentages indicated are based on net assets of $213,593,289.

(a) For federal income tax purposes, cost is $216,512.8, and unrealized appreciation (depreciation) of securities is as follows:

   Unrealized appreciation  $   523,581
   Unrealized depreciation   (8,826,741)
                            -----------
   Net unrealized
    depreciation            $(8,303,160)
                            ===========

(b) All or a portion of the security is held by the custodian in a segregated account.
Open Forward Currency Contracts

                                                                 Unrealized
Delivery                              Contract    Contract      Appreciation
Date           Currency                Price        Value      (Depreciation)
-----------------------------------------------------------------------------
Assets:
12/20/99       Australian
               Dollar (sell)           0.6601    $11,815,521    $   397,863
11/01/99       Euro (sell)             1.0535         12,873             33
12/13/99       Euro (sell)             1.0605     50,693,334        293,731
11/22/99       New Zealand
               Dollar (sell)           0.5292     37,148,436      1,622,743
                                                 -----------    -----------
                                                 $99,670,164    $ 2,314,370
                                                 ===========    ===========
Liabilities:
11/01/99       Euro (buy)              1.0525    $     3,080    $        (5)
11/29/99       Euro (sell)             1.0431     21,175,539       (202,235)
12/13/99       Euro (sell)             1.0517     41,331,810       (105,521)
11/17/99       Swedish Krona (sell)    8.5007     22,409,919       (755,907)
                                                 -----------    -----------
                                                 $84,920,348    $(1,063,668)
                                                 ===========    ===========

                       See notes to financial statements.

                                                               Annual Report   3

Global Fixed Income Fund

Unaudited

The objective of the Global Fixed Income Fund is to realize a high level of to-tal return consistent with preservation of capital. The Fund invests primarily in investment grade U.S. and foreign government notes and bonds and U.S. and foreign corporate debt securities. The Global Fixed Income Fund invests in se-curities payable in U.S. dollars and foreign currencies.

Country Allocation

-------------------
U.S.            46%
Germany         30%
United Kingdom   7%
Sweden           5%
New Zealand      5%
France           5%
Other            2%
-------------------

Credit Quality

--------
AAA  79%
AA    9%
A    12%
BBB   0%


Investment Performance

Average Annual Total Return
for the periods ended October 31, 1999
One Year, 0.56%
Three Year, 6.96%
Five Year, 8.63%
Since 9/1/92, 7.35%

 .  Global Fixed Income Fund $16,628
-- J.P. Morgan Global Bond Hedged $17,572
-- Lehman U.S. Treasury Index $15,628

              Global Fixed Income                    J.P. Morgan Global Hedged                    Lehman Treasury Index
                           9230 Value                        jpmglobh      Value                   lehmtsy             Value
                                -------                                   -------                                     ------

BDATE             EDATE          10,000                                    10,000                                     10,000
       9/1/92       9/30/92      10,048          9/1/92      9/30/92       10,142          9/1/92        9/30/92      10,146
      10/1/92      10/31/92      10,031         10/1/92     10/31/92       10,166         10/1/92       10/31/92       9,997
      11/1/92      11/30/92      10,002         11/1/92     11/30/92       10,142         11/1/92       11/30/92       9,976
      12/1/92      12/31/92      10,079         12/1/92     12/31/92       10,286         12/1/92       12/31/92      10,146
       1/1/93       1/31/93      10,201          1/1/93      1/31/93       10,440          1/1/93        1/31/93      10,364
       2/1/93       2/28/93      10,389          2/1/93      2/28/93       10,635          2/1/93        2/28/93      10,572
       3/1/93       3/31/93      10,515          3/1/93      3/31/93       10,657          3/1/93        3/31/93      10,607
       4/1/93       4/30/93      10,588          4/1/93      4/30/93       10,703          4/1/93        4/30/93      10,690
       5/1/93       5/31/93      10,618          5/1/93      5/31/93       10,722          5/1/93        5/31/93      10,677
       6/1/93       6/30/93      10,730          6/1/93      6/30/93       10,941          6/1/93        6/30/93      10,916
       7/1/93       7/31/93      10,834          7/1/93      7/31/93       11,029          7/1/93        7/31/93      10,980
       8/1/93       8/31/93      11,138          8/1/93      8/31/93       11,257          8/1/93        8/31/93      11,225
       9/1/93       9/30/93      11,138          9/1/93      9/30/93       11,303          9/1/93        9/30/93      11,269
      10/1/93      10/31/93      11,222         10/1/93     10/31/93       11,399         10/1/93       10/31/93      11,311
      11/1/93      11/30/93      11,201         11/1/93     11/30/93       11,391         11/1/93       11/30/93      11,187
      12/1/93      12/31/93      11,405         12/1/93     12/31/93       11,537         12/1/93       12/31/93      11,230
       1/1/94       1/31/94      11,470          1/1/94      1/31/94       11,575          1/1/94        1/31/94      11,385
       2/1/94       2/28/94      11,090          2/1/94      2/28/94       11,330          2/1/94        2/28/94      11,140
       3/1/94       3/31/94      10,891          3/1/94      3/31/94       11,171          3/1/94        3/31/94      10,890
       4/1/94       4/30/94      10,820          4/1/94      4/30/94       11,088          4/1/94        4/30/94      10,805
       5/1/94       5/31/94      10,789          5/1/94      5/31/94       11,017          5/1/94        5/31/94      10,792
       6/1/94       6/30/94      10,850          6/1/94      6/30/94       10,948          6/1/94        6/30/94      10,768
       7/1/94       7/31/94      10,940          7/1/94      7/31/94       11,068          7/1/94        7/31/94      10,964
       8/1/94       8/31/94      10,935          8/1/94      8/31/94       11,014          8/1/94        8/31/94      10,967
       9/1/94       9/30/94      10,902          9/1/94      9/30/94       10,961          9/1/94        9/30/94      10,813
      10/1/94      10/31/94      10,988         10/1/94     10/31/94       10,981         10/1/94       10/31/94      10,806
      11/1/94      11/30/94      11,049         11/1/94     11/30/94       11,056         11/1/94       11/30/94      10,784
      12/1/94      12/31/94      11,061         12/1/94     12/31/94       11,070         12/1/94       12/31/94      10,850
       1/1/95       1/31/95      11,240          1/1/95      1/31/95       11,222          1/1/95        1/31/95      11,051
       2/1/95       2/28/95      11,474          2/1/95      2/28/95       11,406          2/1/95        2/28/95      11,287
       3/1/95       3/31/95      11,775          3/1/95      3/31/95       11,571          3/1/95        3/31/95      11,358
       4/1/95       4/30/95      11,941          4/1/95      4/30/95       11,738          4/1/95        4/30/95      11,506
       5/1/95       5/31/95      12,241          5/1/95      5/31/95       12,143          5/1/95        5/31/95      11,972
       6/1/95       6/30/95      12,249          6/1/95      6/30/95       12,157          6/1/95        6/30/95      12,066
       7/1/95       7/31/95      12,295          7/1/95      7/31/95       12,239          7/1/95        7/31/95      12,021
       8/1/95       8/31/95      12,282          8/1/95      8/31/95       12,354          8/1/95        8/31/95      12,161
       9/1/95       9/30/95      12,470          9/1/95      9/30/95       12,516          9/1/95        9/30/95      12,277
      10/1/95      10/31/95      12,648         10/1/95     10/31/95       12,669         10/1/95       10/31/95      12,467
      11/1/95      11/30/95      12,908         11/1/95     11/30/95       12,912         11/1/95       11/30/95      12,660
      12/1/95      12/31/95      13,049         12/1/95     12/31/95       13,052         12/1/95       12/31/95      12,841
       1/1/96       1/31/96      13,105          1/1/96      1/31/96       13,184          1/1/96        1/31/96      12,922
       2/1/96       2/29/96      12,816          2/1/96      2/29/96       12,994          2/1/96        2/29/96      12,658
       3/1/96       3/31/96      12,829          3/1/96      3/31/96       13,022          3/1/96        3/31/96      12,548
       4/1/96       4/30/96      12,829          4/1/96      4/30/96       13,093          4/1/96        4/30/96      12,468
       5/1/96       5/31/96      12,817          5/1/96      5/31/96       13,141          5/1/96        5/31/96      12,448
       6/1/96       6/30/96      12,968          6/1/96      6/30/96       13,265          6/1/96        6/30/96      12,606
       7/1/96       7/31/96      13,029          7/1/96      7/31/96       13,340          7/1/96        7/31/96      12,635
       8/1/96       8/31/96      13,162          8/1/96      8/31/96       13,447          8/1/96        8/31/96      12,609
       9/1/96       9/30/96      13,391          9/1/96      9/30/96       13,702          9/1/96        9/30/96      12,816
      10/1/96      10/31/96      13,587         10/1/96     10/31/96       13,948         10/1/96       10/31/96      13,098
      11/1/96      11/30/96      13,837         11/1/96     11/30/96       14,208         11/1/96       11/30/96      13,325
      12/1/96      12/31/96      13,800         12/1/96     12/31/96       14,173         12/1/96       12/31/96      13,188
       1/1/97       1/31/97      13,854          1/1/97      1/31/97       14,294          1/1/97        1/31/97      13,201
       2/1/97       2/28/97      13,868          2/1/97      2/28/97       14,358          2/1/97        2/28/97      13,217
       3/1/97       3/31/97      13,706          3/1/97      3/31/97       14,257          3/1/97        3/31/97      13,074
       4/1/97       4/30/97      13,883          4/1/97      4/30/97       14,431          4/1/97        4/30/97      13,262
       5/1/97       5/31/97      14,034          5/1/97      5/31/97       14,528          5/1/97        5/31/97      13,376
       6/1/97       6/30/97      14,198          6/1/97      6/30/97       14,742          6/1/97        6/30/97      13,526
       7/1/97       7/31/97      14,489          7/1/97      7/31/97       15,056          7/1/97        7/31/97      13,914
       8/1/97       8/31/97      14,376          8/1/97      8/31/97       15,003          8/1/97        8/31/97      13,773
       9/1/97       9/30/97      14,656          9/1/97      9/30/97       15,255          9/1/97        9/30/97      13,982
      10/1/97      10/31/97      14,788         10/1/97     10/31/97       15,423         10/1/97       10/31/97      14,225
      11/1/97      11/30/97      14,888         11/1/97     11/30/97       15,522         11/1/97       11/30/97      14,299
      12/1/97      12/31/97      15,054         12/1/97     12/31/97       15,713         12/1/97       12/31/97      14,450
       1/1/98       1/31/98      15,245          1/1/98      1/31/98       15,936          1/1/98        1/31/98      14,671
       2/1/98       2/28/98      15,275          2/1/98      2/28/98       16,001          2/1/98        2/28/98      14,627
       3/1/98       3/31/98      15,411          3/1/98      3/31/98       16,106          3/1/98        3/31/98      14,667
       4/1/98       4/30/98      15,456          4/1/98      4/30/98       16,184          4/1/98        4/30/98      14,733
       5/1/98       5/31/98      15,666          5/1/98      5/31/98       16,387          5/1/98        5/31/98      14,886
       6/1/98       6/30/98      15,771          6/1/98      6/30/98       16,505          6/1/98        6/30/98      15,057
       7/1/98       7/31/98      15,879          7/1/98      7/31/98       16,609          7/1/98        7/31/98      15,081
       8/1/98       8/31/98      16,199          8/1/98      8/31/98       16,989          8/1/98        8/31/98      15,490
       9/1/98       9/30/98      16,645          9/1/98      9/30/98       17,421          9/1/98        9/30/98      15,922
      10/1/98      10/31/98      16,535         10/1/98     10/31/98       17,382         10/1/98       10/31/98      15,871
      11/1/98      11/30/98      16,722         11/1/98     11/30/98       17,506         11/1/98       11/30/98      15,868
      12/1/98      12/31/98      16,809         12/1/98     12/31/98       17,506         12/1/98       12/31/98      15,900
       1/1/99       1/31/99      17,019          1/1/99      1/31/99       17,683          1/1/99        1/31/99      15,992
       2/1/99       2/28/99      16,679          2/1/99      2/28/99       17,446          2/1/99        2/28/99      15,584
       3/1/99       3/31/99      16,794          3/1/99      3/31/99       17,606          3/1/99        3/31/99      15,643
       4/1/99       4/30/99      16,914          4/1/99      4/30/99       17,772          4/1/99        4/30/99      15,681
       5/1/99       5/31/99      16,785          5/1/99      5/31/99       17,665          5/1/99        5/31/99      15,535
       6/1/99       6/30/99      16,609          6/1/99      6/30/99       17,465          6/1/99        6/30/99      15,503
       7/1/99       7/31/99      16,517          7/1/99      7/31/99       17,429          7/1/99        7/31/99      15,490
       8/1/99       8/31/99      16,507          8/1/99      8/31/99       17,448          8/1/99        8/31/99      15,492
       9/1/99       9/30/99      16,611          9/1/99      9/30/99       17,537          9/1/99        9/30/99      15,611
      10/1/99      10/31/99      16,628         10/1/99     10/31/99       17,572         10/1/99       10/31/99      15,628

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.


   Statistics

   ------------------------------------
    Net Assets (in millions)     $489.7
    Number of Issues                 33
    Average Maturity          8.2 years
    SEC Yield                     5.33%

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 France (Euro) (5%)
 20,000,000 French Government
            Bond, 7.75%, 4/12/00   $ 21,411.1
                                   ----------
            France (Cost -
             $23,247.9)              21,411.1

 Germany (Euro) (30%)
 15,000,000 Bayerhypo
            Vereinsbank,
            4.75%, 9/19/07           15,111.0
 13,800,000 Bundesobligation -
             120, 5.00%, 8/20/01     14,770.8
 20,000,000 Bundesobligation -
             124, 4.50%, 8/19/02     21,165.2
 10,800,000 Deutsche
            Ausgleichsbank,
            4.00%, 7/4/09            10,127.5
 28,500,000 Deutscheland,
            7.38%, 1/3/05            33,328.9
 27,400,000 German Government
            Deutschland, 5.63%,
            1/4/28                   27,936.8
  5,000,000 German Government
            Deutschland, 4.50%,
            7/4/09                    4,994.5
 15,000,000 Hypothekenbk,
            5.50%, 2/20/07           15,900.7

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
  5,112,919 KFW,
            5.00%, 1/4/09          $  5,208.8
                                   ----------
            Germany (Cost -
             $160,137.0)            148,544.2

 Great Britain (British Pound)
 (7%)
 10,000,000 FNMA Global,
            6.88%, 6/7/02            16,469.6
 10,000,000 UK Gilt,
            7.25%, 12/7/2007         17,926.3
                                   ----------
            Great Britain
            (Cost - $34,407.1)       34,395.9

 New Zealand (New Zealand Dollar)
 (5%)
 45,900,000 New Zealand
            Government Bond,
            8.00%, 11/15/06          24,469.9
                                   ----------
            New Zealand (Cost -
             $25,437.9)              24,469.9

 Sweden (Swedish Krona) (5%)
 88,000,000 AB Spintab,
            5.50%, 9/17/03           10,534.5
 18,000,000 AB Spintab,
            6.25%, 9/18/02            2,221.9
 89,000,000 Statens Bostads,
            5.50%, 10/15/03          10,631.5


4  Payden & Rygel Investment Group

Global Fixed Income Fund

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 18,000,000 Statens Bostads,
            6.50%, 9/18/02         $  2,234.1
                                   ----------
            Sweden (Cost -
             $26,629.2)              25,622.0

 United States (United States
 Dollar) (46%)
  6,000,000 AT&T Corporation,
            6.00%, 3/15/09            5,550.0
 12,550,000 Caterpillar
            Financial Services
            Corporation,
            6.74%, 4/5/00 (b)        12,589.7
 14,000,000 Daimler Benz Vehicle
            Trust,
            5.16%, 1/20/03           13,806.5
  5,000,000 Edison Mission
            Energy,
            7.73%, 6/15/09            5,025.0
  6,000,000 Electronic Data
            Systems,
            6.85%, 10/15/04           5,992.5
 60,000,000 FHLMC,
            5.21%, 11/15/99 (b)      59,878.5
 14,413,000 FHLMC,
            6.00%, 9/15/06           14,316.3
 13,236,764 FNMA 1998-11,
            6.00%, 2/18/21           12,944.2
 12,000,000 FNMA,
            6.00%, 5/15/08           11,467.4
 14,000,000 GMAC 1999-1,
            5.58%, 6/15/02           13,851.6
  7,500,000 John Deere Capital
            Corp.,
            6.35%, 3/15/01 (b)        7,481.3
  6,600,000 John Deere Capital
            Corp.,
            6.39%, 9/18/00 (b)        6,624.9
 12,800,000 U.S. Treasury Note,
            6.00%, 2/15/26 (b)       12,127.6
 39,000,000 U.S. Treasury Bond,
            6.25%, 8/15/23 (b)       38,120.9
  6,000,000 Wells Fargo & Co.,
            6.63%, 7/15/04            5,947.5
                                   ----------
            United States
            (Cost - $230,034.3)     225,723.9

 Investment Companies (1%)
  3,326,983 Dreyfus Treasury
            Cash Management Fund      3,327.0
                                   ----------
 Total (Cost - $503,220.4) (a)
 (99%)                             $483,494.0
                                   ==========


Percentages indicated are based on net assets of $489,687,054.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation  $  1,514,853
   Unrealized depreciation   (21,241,203)
                            ------------
   Net unrealized
    depreciation            $(19,726,350)
                            ============

(b) All or a portion of the security is held by the custodian in a segregated account.
At October 31, 1999, the Fund's open foreign futures contracts were as follows:

                                                                             Unrealized
Number of      Contract             Expiration           Current            Appreciation
Contracts      Type                    Date               Value            (Depreciation)
-----------------------------------------------------------------------------------------
69             TSE 10yr JPN
               Govt. Bond             Mar-00           $86,134,052           $1,591,980

Open Forward Currency Contracts

                                                                         Unrealized
Delivery                             Contract         Contract          Appreciation
Date             Currency             Price            Value           (Depreciation)
-------------------------------------------------------------------------------------
Assets:
11/01/99         Euro (sell)          1.0535        $     10,638        $        27
12/13/99         Euro (sell)          1.0611           1,273,320              8,058
11/22/99         New Zealand
                 Dollar (sell)        0.5292          26,723,590          1,167,358
                                                    ------------        -----------
                                                    $ 28,007,548        $ 1,175,443
                                                    ============        ===========
Liabilities:
12/07/99         British
                 Pound (sell)         1.5551        $ 34,165,547        $(1,881,107)
11/29/99         Euro (sell)          1.0431          75,105,360           (717,288)
12/13/99         Euro (sell)          1.0517          94,968,510           (242,455)
12/13/99         Euro (sell)          1.0251           4,920,576           (140,472)
11/17/99         Swedish
                 Krona (sell)         8.5007          26,797,793           (903,914)
                                                    ------------        -----------
                                                    $235,957,786        $(3,885,236)
                                                    ============        ===========

At October 31, 1999, the Fund's open swap contracts were as follows:

                                                                            Unrealized
Settle                                                                     Appreciation
Date            Contract Type              Notional Principal             (Depreciation)
----------------------------------------------------------------------------------------
                Mid Market
06/09/03        Swap Valuation             (Pounds)10,000,000               $(509,852)

For the above swap contract, the Fund contracted with Merrill Lynch in which the Fund receives a fixed rate of 6.02% semi-annually and pays at a rate equal to the 6 month LIBOR (London Interbank Offered Rate).

                       See notes to financial statements.

                                                                Annual Report  5

Emerging Markets Bond Fund

Unaudited

The objective of the Emerging Markets Bond Fund is to realize a high level of total return consistent with preservation of capital. The Fund invests at least 75% of its total assets in debt securities issued by governments, agencies and instrumentalities of emerging market countries, and corporations organized or headquartered in emerging market countries. Substantially all of these securi-ties are rated below investment grade.

Country Allocation

-----------------
Brazil        22%
Argentina     21%
Mexico        14%
Bulgaria       5%
Korea          5%
Russia         5%
Venezuela      5%
Poland         3%
Malaysia       4%
Philippines    4%
Morocco        2%
Panama         2%
Peru           2%
South Africa   2%
Other          4%


Investment Performance

Average Annual Total Return
for the period ended October 31, 1999
Since 12/17/98, 14.96%

 .  Emerging Markets Bond Fund $11,292
-- EMBI Global Constrained Index $11,293

                    Emerging Markets Bond         EMBI Global Constrained
       12/17/98            10,000                          10,000
       12/31/98             9,900                          10,000
        1/31/99             9,640                           9,884
        2/28/99             9,670                           9,945
        3/31/99            10,371                          10,477
        4/30/99            11,132                          11,044
        5/31/99            10,391                          10,513
        6/30/99            10,875                          10,818
        7/31/99            10,667                          10,665
        8/31/99            10,667                          10,631
        9/30/99            10,958                          10,942
       10/31/99            11,292                          11,293

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.


   Statistics

   -----------------------------------
    Net Assets (in millions)     $11.3
    Number of Issues                33
    Average Maturity          14 years
    SEC Yield                    9.61%

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Argentina (21%)
   750,000 Argentina Discount,
           6.00%, 3/31/23           $   566.3
   500,000 Argentina,
           11.38%, 1/30/17              476.5
 1,000,000 Argentina,
           11.00%, 12/04/05 (b)         953.8
   150,000 Multicanal Sa,
           13.13%, 4/15/09 (d)          141.8
   250,000 Telefonica Argentina,
           9.13%, 5/7/08 (d)            215.0
                                    ---------
           Argentina (Cost -
            $2,367.1)                 2,353.4

 Brazil (22%)
 1,819,815 Brazil C - Bond,
           8.00%, 4/15/14             1,217.1
 1,000,000 Brazil Discount,
           5.88%, 4/15/24               692.4
   470,000 Brazil Government
           Bond,
           6.94%, 4/15/06 (b)           382.8
   250,000 Globo Communicacoes,
           10.50%, 12/20/06 (d)         191.9
                                    ---------
           Brazil (Cost -
            $2,326.9)                 2,484.2


--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Bulgaria (5%)
  750,000  Bulgaria,
           6.50%, 7/28/24           $   555.5
                                    ---------
           Bulgaria (Cost -
            $526.8)                     555.5

 Korea (5%)
  250,000  Korea Development
           Bank,
           7.13%, 4/22/04               243.2
  250,000  Korean Government
           Bond,
           8.88%, 4/15/08               259.7
                                    ---------
           Korea (Cost - $496.8)        502.9

 Malaysia (4%)
  250,000  Malaysia,
           8.75%, 6/1/09                256.8
  250,000  Petroliam Nasional,
           7.13%, 10/18/06 (d)          233.4
                                    ---------
           Malaysia (Cost -
            $487.7)                     490.2

 Mexico (14%)
  150,000  Grupo Televisa,
           11.88%, 5/15/06              159.0
  500,000  Mexico,
           10.38%, 2/17/09              506.9


6  Payden & Rygel Investment Group

Emerging Markets Bond Fund

Schedule of Portfolio Investments - October 31, 1999
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
   750,000 Mexico,
           6.25%, 12/31/19 (b)      $   560.2
   250,000 Petroleos Mexicanos,
           8.85%, 9/15/07               227.5
       500 United Mexican States
           Foreign Warrants              34.2
   150,000 Vitro,
           11.38%, 5/15/07 (d)          130.9
                                    ---------
           Mexico (Cost -
            $1,623.1)                 1,618.7

 Morocco (2%)
   250,000 Morocco Government
           Bonds,
           5.91%, 1/1/09                216.7
                                    ---------
           Morocco (Cost -
            $215.9)                     216.7

 Panama (2%)
   250,000 Panama IRB,
           3.50%, 7/17/14               186.1
                                    ---------
           Panama (Cost -
            $181.7)                     186.1

 Peru (2%)
   500,000 Peru FLIRB,
           3.75%, 3/7/17                274.4
                                    ---------
           Peru (Cost - $301.3)         274.4

 Philippines (4%)
   250,000 Philippines Long
           Distance,
           10.50%, 4/15/09              245.6
   250,000 Philippines,
           8.88%, 4/15/08               244.2
                                    ---------
           Philippines (Cost -
            $484.4)                     489.8

 Poland (3%)
   300,000 Poland PBS,
           7.75%, 5/5/09 (d)            282.6
                                    ---------
           Poland (Cost -
            $299.0)                     282.6

 Russia (5%)
   250,000 Russian Federation,
           12.75%, 6/24/28 (d)          136.4
   250,000 Russian Federation,
           11.75%, 6/10/03 (d)          150.3
 1,500,000 Russian Prin,
           12/15/20                     132.1
   750,000 Russian IAN,
           12/15/15 (c)                  82.1
                                    ---------
           Russia (Cost -
            $452.6)                     500.9


-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
 South Africa (2%)
  250,000  South African
           Government Bond,
           9.13%, 5/19/09          $   253.7
                                   ---------
           South Africa (Cost -
            $251.5)                    253.7

 Venezuela (5%)
  714,281  Venezuela FLIRB,
           6.13%, 3/31/07              567.8
                                   ---------
           Venezuela (Cost -
            $525.8)                    567.8

 Investment Companies (1%)
  130,803  Dreyfus Treasury
           Cash Management Fund        130.8
                                   ---------
 Total (Cost - $10,671.5) (a)
 (97%)                             $10,907.7
                                   =========


Percentages indicated are based on net assets of $11,283,197.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $ 392,569
   Unrealized depreciation       (156,353)
                                ---------
   Net unrealized appreciation  $ 236,216
                                =========

(b) All or a portion of the security is held by the custodian in a segregated account as collateral.

(c) Bond is in default.

(d) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FLIRB: Front Loaded Interest Reduction Bond
IAN: Interest Arrears Note
IRB: Interest Reduction Bond
PBS: Participation Backed Securities
Prin: Principal

                      See notes to financial statements.

                                                               Annual Report  7

Global Balanced Fund

Unaudited

The objective of the Global Balanced Fund is to realize long-term capital ap-preciation. The Fund divides the investment of its assets between a common stock portfolio and an investment grade debt securities portfolio. The invest-ment process includes allocation decisions between debt securities and common stocks, between U.S. issuers and foreign issuers, and between securities pay-able in U.S. dollars and in foreign currencies. The Fund may invest up to 20% of its assets in emerging markets countries.

Top Equity Holdings

------------------------------
Wal-Mart Stores           2.5%
General Electric          2.3%
Bristol-Myers Squibb Co.  2.2%
Banco de Galicia, ADR     1.7%
Nokia Oyj-A               1.7%


Investment Performance

Average Annual Total Return
for the periods ended October 31, 1999
One Year, 15,85%
Since 12/9/96, 11.57%

 .  Global Balanced Fund $13,726
-- Composite Index $14,047*

              Global Balanced fund                  60% MSCI world/40% JPM Global
                       9260                                           Value
                                  10000
      11/1/96      11/30/96      10,000          11/1/96     11/30/96        10000
      12/9/96      12/31/96      10,032          12/1/96     12/31/96        9,877
       1/1/97       1/31/97       9,861           1/1/97      1/31/97        9,851
       2/1/97       2/28/97      10,032           2/1/97      2/28/97        9,892
       3/1/97       3/31/97       9,932           3/1/97      3/31/97        9,746
       4/1/97       4/30/97      10,022           4/1/97      4/30/97        9,916
       5/1/97       5/31/97      10,462           5/1/97      5/31/97       10,378
       6/1/97       6/30/97      10,873           6/1/97      6/30/97       10,737
       7/1/97       7/31/97      11,353           7/1/97      7/31/97       11,019
       8/1/97       8/31/97      10,753           8/1/97      8/31/97       10,572
       9/1/97       9/30/97      11,213           9/1/97      9/30/97       11,012
      10/1/97      10/31/97      10,949          10/1/97     10/31/97       10,758
      11/1/97      11/30/97      11,101          11/1/97     11/30/97       10,822
      12/1/97      12/31/97      11,288          12/1/97     12/31/97       10,897
       1/1/98       1/31/98      11,439           1/1/98      1/31/98       11,124
       2/1/98       2/28/98      11,979           2/1/98      2/28/98       11,610
       3/1/98       3/31/98      12,381           3/1/98      3/31/98       11,870
       4/1/98       4/30/98      12,404           4/1/98      4/30/98       12,014
       5/1/98       5/31/98      12,447           5/1/98      5/31/98       11,945
       6/1/98       6/30/98      12,437           6/1/98      6/30/98       12,129
       7/1/98       7/31/98      12,448           7/1/98      7/31/98       12,132
       8/1/98       8/31/98      11,215           8/1/98      8/31/98       11,297
       9/1/98       9/30/98      11,575           9/1/98      9/30/98       11,653
      10/1/98      10/31/98      11,848          10/1/98     10/31/98       12,391
      11/1/98      11/30/98      12,426          11/1/98     11/30/98       12,778
      12/1/98      12/31/98      12,888          12/1/98     12/31/98       13,250
       1/1/99       1/31/99      12,970           1/1/99      1/31/99       13,382
       2/1/99       2/28/99      12,609           2/1/99      2/28/99       12,990
       3/1/99       3/31/99      12,923           3/1/99      3/31/99       13,329
       4/1/99       4/30/99      13,365           4/1/99      4/30/99       13,644
       5/1/99       5/31/99      12,900           5/1/99      5/31/99       13,247
       6/1/99       6/30/99      13,288           6/1/99      6/30/99       13,531
       7/1/99       7/31/99      13,253           7/1/99      7/31/99       13,626
       8/1/99       8/31/99      13,347           8/1/99      8/31/99       13,627
       9/1/99       9/30/99      13,302           9/1/99      9/30/99       13,627
      10/1/99      10/31/99      13,726          10/1/99     10/31/99       14,047

Note: Past performance does not predict future performance. This information is not part of the audited financial statements. *Composite Index is 60% MOrgan Stanley World Equity Index, 40% JP Morgan Global Bond Index.


    Statistics

    ----------------------------------
     Net Assets (in
      millions)                   $8.6
     Number of Issues               74
     Average Market Cap
      (Equity)           $38.0 Billion
     SEC Yield                   2.02%

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Common Stocks (57%)
 Basic Materials (3%)
   1,600   BASF AG                  $   71.9
     600   Henkel KGAA Vorzug           40.7
   4,300   Rio Tinto PLC                73.4
   2,250   UPM-Kymmene Oyj              70.9
                                    --------
           Basic Materials             256.9

 Consumer Cyclicals (6%)
   1,000   Deutsche Bank AG             71.7
   3,000   Electrolux Series B          59.7
   1,500   Karstadt AG                  67.8
   1,100   MediaOne Group, Inc.         78.2
     300   PSA Peugeot Citroen          57.5
   3,800   Wal-Mart Stores, Inc.       215.4
                                    --------
           Consumer Cyclicals          550.3

 Consumer Non-Cyclicals (9%)
   3,200   Bass PLC                     35.1
   2,412   Bristol - Myers
           Squibb Co.                  185.3
   8,000   Cadbury Schweppes PLC        52.3
   1,400   Cardinal Health, Inc.        60.4
     480   Carrefour Supermarche        88.8
   1,740   Glaxo Wellcome PLC           51.3

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
   1,200   Merck & Company, Inc.    $   95.5
      25   Nestle SA                    48.2
      30   Novartis AG                  44.9
   1,000   Rhone Poulenc SA             55.9
   1,160   Sanofi-Synthelabo SA
           (b)                          51.1
                                    --------
           Consumer Non-
           Cyclicals                   768.8

 Energy (4%)
   7,126   British Petroleum
           Amoco                        69.0
   8,200   ENI SpA                      47.9
     986   Exxon Corporation            73.0
   3,000   Repsol SA                    61.8
   6,500   Shell Transporting &
           Trading                      49.8
     658   Total Fina SA                88.8
                                    --------
           Energy                      390.3

 Financials (11%)
     150   Allianz AG                   45.6
   3,500   Allied Irish Banks
           PLC                          43.8
   1,600   Assicurazioni
           Generali                     51.3
   6,875   Banco de Galicia y
           Buenos Aire - ADR           145.2
   5,435   Bank of Scotland             67.7
   1,000   Banque Nationale de
           Paris                        87.7
   1,500   Capital One Financial        79.6

8  Payden & Rygel Investment Group

Global Balanced Fund

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description    Value (000)
-----------------------------------------------
    9,500  Credito Italiano SpA      $   44.4
      623  DaimlerChrysler               48.4
    1,840  Fortis Amev NV                63.3
    3,793  Halifax PLC                   48.4
    4,600  Lloyds TSB Group PLC          63.5
    2,300  Royal Bank of
           Scotland Group PLC            52.9
      300  UBS AG                        87.3
                                     --------
           Financials                   929.1

 Industrial (9%)
    4,200  CRH PLC                       79.2
    1,472  General Electric Co.         199.6
      600  Lafarge SA                    57.7
      570  Mannesmann AG                 89.6
    1,000  Preussag AG                   54.1
      800  Siemens AG                    71.7
      100  Sulzer AG                     70.2
    3,200  Tyco International,
           Ltd.                         127.8
      900  Veba AG                       48.6
                                     --------
           Industrial                   798.5

 Technology (9%)
      500  Alcatel Alsthom               78.0
    2,200  Altera Corporation (b)       107.0
      400  Cap Gemini S.A.               60.5
      900  Equant NV (b)                 87.5
    1,320  Lexmark International
           Group, Inc. (b)              103.0
    1,270  Nokia Oyj - A                145.2
   18,000  Rolls Royce PLC               63.8
   22,500  Vodafone                     104.5
                                     --------
           Technology                   749.5

 Utilities (6%)
   11,000  BG PLC                        61.0
    4,300  British Telecom PLC           77.8
    1,873  Deutsche Telekom              86.0
      600  France Telecom SA             57.9
      520  Suez Lyonnaise des
           Eaux                          83.9
    8,800  Telecom Italia Mobile
           SpA                           54.9
    4,200  Telefonica SA (b)             69.0
                                     --------
           Utilities                    490.5
                                     --------
 Total Common Stocks (Cost -          4,933.9
  $3,891.1)

 Bonds and Notes (30%)
 Foreign Government (16%)
  300,000  Bundesobligation -
            120,
           5.00%, 8/20/01               321.1
  100,000  Germany Federal
           Republic Bond,
           5.63%, 1/4/28                102.0
  600,000  German Government
           Bond,
           6.00%, 1/4/07                663.7
  200,000  New Zealand
           Government Bond,
           8.00%, 11/15/06              106.6
  100,000  UK Gilt,
           7.25%, 12/7/07               179.3
                                     --------
           Foreign Government         1,372.7

--------------------------------------------------------------------------------

 Principal
 or Shares Security Description   Value (000)
---------------------------------------------
 U.S. Treasury (14%)
   350,000 U.S. Treasury Bond,
           6.25%, 8/15/23          $  342.1
   700,000 U.S. Treasury Note,
           5.75%, 10/31/02            697.4
   130,000 U.S. Treasury Note,
           6.38%, 5/15/00             130.6
                                   --------
           U.S. Treasury            1,170.1
                                   --------
 Total Bonds and Notes (Cost -      2,542.8
  $2,615.0)

 Investment Companies (12%)
 1,044,093 Dreyfus Treasury
           Cash Management Fund     1,044.1
                                   --------
 Total (Cost - $7,550.2) (a)       $8,520.8
 (99%)
                                   ========


Percentages indicated are based on net assets of $8,624,188.

All of the securities listed above are held by the custodian in a segregated account.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation    $1,165,320
   Unrealized depreciation      (194,780)
                              ----------
   Net unrealized
    appreciation              $  970,540
                              ==========

(b)Non-income producing security.

At October 31, 1999, the Fund's open foreign futures contracts were as follows:

                                                                    Unrealized
Number of                              Expiration     Current      Appreciation
Contracts    Contract Type                Date         Value      (Depreciation)
--------------------------------------------------------------------------------
1            Dec 99 All Ords Index       Dec-99        45,886            (64)
4            Dec 99 All TSE Topix        Dec-99       600,229          5,772
2            Hang Seng Index             Nov-99       171,761         33,335
                                                                     -------
                                                                     $39,043
                                                                     =======

Forward Currency Contracts

                                                                      Unrealized
Delivery                                  Contract     Contract      Appreciation
Date        Currency                       Price        Value       (Depreciation)
----------------------------------------------------------------------------------
Assets:
11/01/99    Euro (sell)                    1.0535      $    231         $    1
12/13/99    Euro (sell)                    1.0605       710,555          4,117
11/22/99    New Zealand Dollar (sell)      0.5292       105,836          4,623
                                                       --------         ------
                                                       $816,622         $8,741
                                                       ========         ======

                       See notes to financial statements.


                                                                Annual Report  9

Eurodirect Fund

Unaudited

The objective of the EuroDirect Fund is to realize long term capital apprecia-tion. The Fund divides the investment of its assets between an equity portfolio and an investment grade debt securities portfolio of companies primarily lo-cated in European countries with developed capital markets. The securities may be payable in U.S. dollars or in foreign currencies. The Fund may also invest up to 20% of its assets in European emerging markets countries.



Top Equity Holdings

-------------------------
Nokia Oyj-A          1.5%
Equant               1.4%
British Telecom PLC  1.4%
PSA Peugeot-Citroen  1.1%
Endesa SA            1.1%


Investment Performance

Average Annual Total Return
for the period ended October 31, 1999
Since 12/17/98, 6.46%

 .  EuroDirect fund $10,564
-- Composite Index $10,067*

EuroDirect Fund                               60% DJ Europe Stoxx/40% JPM Global bond (unhedged)
                                                                           Value
                                   10,000
      12/17/98       12/31/98      10,280           12/17/98      12/31/98       10,000
        1/1/99        1/31/99      10,440             1/1/99       1/31/99        9,983
        2/1/99        2/28/99      10,130             2/1/99       2/28/99        9,689
        3/1/99        3/31/99      10,151             3/1/99       3/31/99        9,753
        4/1/99        4/30/99      10,501             4/1/99       4/30/99        9,930
        5/1/99        5/31/99      10,201             5/1/99       5/31/99        9,587
        6/1/99        6/30/99      10,381             6/1/99       6/30/99        9,631
        7/1/99        7/31/99      10,391             7/1/99       7/31/99        9,767
        8/1/99        8/31/99      10,471             8/1/99       8/31/99        9,866
        9/1/99        9/30/99      10,281             9/1/99       9/30/99        9,868
       10/1/99       10/31/99      10,561            10/1/99      10/31/99       10,067

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.
*Composite Index is 60% Dow Jones Europe Stoxx,
 40% JP Morgan Global Bond (unhedged)

  Statistics

  ----------------------------------------
   Net Assets (in millions)           $9.7
   Number of Issues                     58
   Average Market Cap        $24.7 billion
   SEC Yield                         1.31%

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares Security Description   Value (000)
---------------------------------------------
 Common Stocks (65%)
 Basic Materials (4%)
   2,400   BASF AG                 $  107.8
   1,500   Henkel AG                  101.7
   6,700   Rio Tinto PLC              114.4
   3,500   UPM-Kymmene Oyj            110.3
                                   --------
           Basic Materials            434.2

 Consumer Cyclicals (5%)
   1,250   DaimlerChrysler AG          97.2
   5,600   Electrolux                 111.5
   6,500   GKN PLC                    103.9
     700   PSA Peugeot-Citroen        134.2
                                   --------
           Consumer Cyclicals         446.8

 Consumer Non-Cyclicals (8%)
   7,400   Bass PLC                    81.1
     660   Carrefour
           Supermarche                122.1
   3,800   Glaxo Wellcome PLC         112.0
      60   Nestle                     115.8
      75   Novartis AG                112.3
   1,700   Rhone Polenc                95.0
   2,800   Sanofi-Synthelabo SA
           (b)                        123.4
                                   --------
           Consumer Non-
           Cyclicals                  761.7


--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
 Energy (6%)
  11,800   British Petroleum
           Amoco                   $  114.3
  17,000   ENI SpA                     99.3
   5,600   Repsol-YPF SA              115.4
  14,000   Shell Transporting &
           Trading                    107.1
   1,023   Total Fina SA              138.1
                                   --------
           Energy                     574.2

 Financials (16%)
     400   Allianz AG                 121.7
   4,700   Argentaria de Espana       104.2
   3,200   Assicurazione
           Generale                   102.5
  12,400   Bank of Ireland             96.7
   7,750   Bank of Scotland            96.5
   1,250   Banque Nationale de
           Paris                      109.7
  24,500   Credito Italiano SpA       114.6
   1,600   Deutsche Bank AG           114.7
   3,300   Fortis N.V.                113.5
   8,500   Halifax PLC                108.4
   7,700   Lloyds TSB Group PLC       106.3
   5,000   Royal Bank of
           Scotland Group PLC         115.0
     370   UBS AG                     107.7
     200   Zurich Allied AG           113.3
                                   --------
           Financials               1,524.8



10  Payden & Rygel Investment Group

Eurodirect Fund

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Industrial (8%)
     6,000 CRH PLC                  $  113.1
    21,000 Invensys PLC                103.0
     1,100 Lafarge                     105.8
       700 Mannesmann AG               110.0
     2,150 Preussag AG                 116.3
       180 Sulzer AG                   126.5
     1,900 Veba AG                     102.6
                                    --------
           Industrial                  777.3

 Technology (9%)
       830 Alcatel Alsthom             129.5
       770 Cap Gemini                  116.5
     1,400 Equant (b)                  136.1
     1,300 Nokia Oyj - A               148.7
    24,000 Rolls Royce PLC              85.0
    18,600 Telecom Italia Mobile
           SpA                         116.1
    26,750 Vodafone PLC                124.2
                                    --------
           Technology                  856.1

 Utilities (9%)
    18,500 BG PLC                      102.5
    12,094 British Energy PLC           82.0
     7,500 British Telecom PLC         135.8
     2,400 Deutsche Telekom            110.2
     5,200 Endesa SA                   104.0
     1,400 France Telecom              135.1
       650 Suez Lyonnaise Des
           Eaux                        104.8
     6,900 Telefonica SA (b)           113.4
                                    --------
           Utilities                   887.8
                                    --------
 Total Common Stocks (Cost -         6,262.9
  $6,232.2)

 U.S. Government Agency (29%)
 2,800,000 FHLMC Discount Note,
           5.15%, 11/18/99           2,793.2

 Investment Companies (6%)
   553,551 Dreyfus Treasury
           Cash Management Fund        553.6
                                    --------
 Total (Cost - $9,579.0) (a)        $9,609.7
 (100%)
                                    ========


Percentages indicated are based on net assets of $9,655,643.

All of the securities listed above are held by the custodian in a segregated account.

(a) For federal income tax purposes, cost is $9,629.8, and unrealized appreciation (depreciation) of securities is as follows:

   Unrealized appreciation      $ 265,946
   Unrealized depreciation       (285,973)
                                ---------
   Net unrealized appreciation  $ (20,027)
                                =========

(b) Non-income producing security.
At October 31, 1999, the Fund's open foreign futures contracts were as follows:

                                                                     Unrealized
Number of                             Expiration      Current       Appreciation
Contracts    Contract Type               Date          Value       (Depreciation)
---------------------------------------------------------------------------------
5            Dec 99 LIF Long Gilt       Dec-99         885,676        $(16,525)
21           Dec 99 EURX EUR-Bund       Dec-99       2,337,321           3,449
                                                                      --------
                                                                      $(13,076)
                                                                      ========

                       See notes to financial statements.

                                                               Annual Report  11

European Growth & Income Fund

Unaudited

The objective of the European Growth & Income Fund is to realize capital appre-ciation and some current income. The Fund invests primarily in common stocks of approximately 60 issuers organized or headquartered in European countries with developed capital markets. The issuers have the lowest "peg ratios" of common stocks with the largest market capitalizations in Europe. A company's "peg ra-tio" is the ratio of the company's current price/earnings ratio as compared to the latest published long-term earnings per share growth forecast for the com-pany.

Top Equity Holdings

-------------------------
BPB PLC              2.4%
Premier Farnell PLC  2.2%
Havas Advertising    2.2%
Deutsche Bank AG     1.9%
ABB AG               1.8%


Investment Performance

Average Annual Total Return
for the periods ended October 31, 1999
One Year, 8.39%
Since 6/30/97, 10.45%

 .  European Growth & Income Fund $12,625
-- Dow Jones Europe Stoxx Index $14,446

               Euro Growth & Income      DJ Europe Stoxx
         7/1/97           10000                10000
        7/31/97          10,370               10,430
        8/31/97           9,940                9,855
        9/30/97          10,680               10,852
       10/31/97          10,190               10,312
       11/30/97          10,260               10,500
       12/31/97          10,511               10,823
        1/31/98          10,951               11,219
        2/28/98          11,581               12,102
        3/31/98          12,351               12,986
        4/30/98          12,571               13,035
        5/31/98          13,011               13,688
        6/30/98          13,091               13,841
        7/31/98          13,162               14,097
        8/31/98          11,647               12,349
        9/30/98          11,089               11,826
       10/31/98          11,648               12,721
       11/30/98          11,882               13,396
       12/31/98          12,156               13,947
        1/31/99          12,051               13,984
        2/28/99          11,830               13,609
        3/31/99          11,977               13,735
        4/30/99          12,734               14,152
        5/31/99          12,208               13,509
        6/30/99          12,264               13,764
        7/31/99          12,750               13,886
        8/31/99          12,866               14,096
        9/30/99          12,530               13,965
       10/31/99          12,625               14,446

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.


   Statistics

   ---------------------------------------
    Net Assets (in millions)         $38.2
    Number of Issues                    68
    Average Market Cap        $5.5 billion

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Common Stocks (93%)
 Basic Materials (8%)
   14,563  Akzo Nobel NV            $   626.5
   15,700  BASF AG                      705.3
    1,110  Clariant AG                  486.1
   11,400  Hoechst AG                   501.3
    7,800  Solvay SA                    597.9
                                    ---------
           Basic Materials            2,917.1

 Consumer Cyclicals (25%)
    5,600  Adidas-Salomon               404.9
  190,400  Arcadia Group                478.6
  292,600  Bryant Group PLC             595.2
      350  CIE Finance                  669.1
   10,200  Cristaleria Espanola         478.0
    5,600  DaimlerChrysler AG           435.5
   22,800  Deutsche Lufthansa           479.2
    4,300  Guilbert SA                  640.7
    2,800  Havas Advertising            784.1
   14,000  Karstadt AG                  632.6
   12,100  Michelin CGDE Class B        526.4
   25,600  Modelo Continente
           SGPS                         431.8
   46,800  Moulinex (b)                 459.3
   48,800  Next PLC                     524.7

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
    3,000  PSA Peugeot Citroen      $   575.3
   11,000  Renault                      568.7
    9,500  TAKKT AG (b)                  54.9
    6,100  Valeo SA                     437.8
    8,200  Volkswagen                   484.2
                                    ---------
           Consumer Cyclicals         9,661.0

 Consumer Non-Cyclicals (5%)
    9,500  Gehe AG                      331.4
  378,000  Parmaluat Finanziaria        496.1
    4,200  Schering AG                  499.2
    9,100  SEITA                        506.8
                                    ---------
           Consumer Non-
           Cyclicals                  1,833.5

 Energy (3%)
      362  BP Amoco PLC                   3.5
   44,700  CIA Espanola De
           Petroleo                     488.5
    4,600  Electrafina NPV              524.9
                                    ---------
           Energy                     1,016.9

 Financials (22%)
   26,300  ABN Amro Holding NV          635.3
   30,900  Allied Irish Banks
           PLC                          386.4
    9,500  Assurances Gen de
           France                       529.1
   98,000  Banca Intesa SpA             418.1


12  Payden & Rygel Investment Group

European Growth & Income Fund

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
    53,800 Banco Santander
           Central Hispano SA       $   559.1
    51,600 Bank of Ireland              402.9
     6,695 Banque Nationale de
           Paris                        587.4
    19,900 Barclays Bank PLC            608.2
    78,000 BPI-SGPS SA                  311.4
    14,100 Commerzbank AG               537.1
    10,200 Deutsche Bank AG             731.0
    27,400 Royal Bank of
           Scotland Group PLC           630.1
    31,000 San Paolo IMI                401.3
       240 Schweizerische
           Rueckversicherungs-
           Gesellschaft                 497.9
     2,869 Societe Generale             624.1
     1,940 UBS AG                       564.9
                                    ---------
           Financials                 8,424.3

 Industrial (22%)
     7,132 ABB AG                       718.6
    89,800 BBA Group PLC                626.1
   160,400 BPB PLC                      944.6
     7,300 Gevaert NV                   379.7
     4,000 Holzmann AG (b)              580.0
    30,700 Metallgesellschaft AG        637.1
    12,000 Norsk Hydro SA               479.0
     4,600 Oerlikon-Buehrle
           Holdings                     694.6
   178,800 Premier Farnell PLC          850.6
   175,100 Rexam PLC                    718.1
     2,700 S.I.T.A.                     624.2
    32,900 Semapa-Sociedade de
           Investimento e Gestao
           SA                           591.9
    27,000 Thyssen Krupp AG (b)         638.4
                                    ---------
           Industrial                 8,482.9

 Technology (3%)
     3,600 Alcatel                      561.8
    78,000 Telecom Italia Mobile
           SpA                          486.8
                                    ---------
           Technology                 1,048.6

 Utilities (5%)
    82,200 British Energy PLC           557.5
     4,100 EVN AG                       588.1
    66,500 National Power PLC           448.6
    11,000 Portugal Telecom             490.1
                                    ---------
           Utilities                  2,084.3
                                    ---------
 Total Common Stocks (Cost -         35,468.6
  $34,569.4)

 U.S. Government Agency (1%)
   200,000 FHLMC,
           5.15%, 11/18/99              199.5

 Investment Companies (9%)
 3,549,219 Dreyfus Treasury
           Cash Management Fund       3,549.2
                                    ---------
 Total (Cost - $38,318.1) (a)       $39,217.3
 (103%)
                                    =========


Percentages indicated are based on net assets of $38,243,143.

All of the securities listed above are held by the custodian in a segregated account.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation  $ 3,318,027
   Unrealized depreciation   (2,418,797)
                            -----------
   Net unrealized
    appreciation            $   899,230
                            ===========

(b) Non-income producing security.

At October 31, 1999, the Fund's open foreign futures contracts were as follows:

                                                                      Unrealized
Number of                            Expiration       Current         Appreciation
Contracts     Contract Type             Date           Value         (Depreciation)
-----------------------------------------------------------------------------------
7             Dec 99 FTSE 100          Dec-99         $722,603         $ 32,809
15            Dec 99 MTF CAC40
              10EU                     Dec-99          772,164           49,840
5             Dec 99 EURX DAX
              Index                    Dec-99          727,624           32,290
                                                                       --------
                                                                       $114,939
                                                                       ========

                       See notes to financial statements.

                                                               Annual Report  13

European Aggressive Growth Fund

Unaudited

The objective of the European Aggressive Growth Fund is to realize long term capital appreciation. The Fund primarily invests in the common stocks of 40-70 issuers organized or headquartered in European countries. Under normal market conditions the Fund will have a weighted average market capitalization (total market price of outstanding securities) of no greater than $1 billion. The Fund may also invest up to 20% of its assets in European emerging markets countries.

Top Equity Holdings

-----------------------------
Psion PLC                4.9%
Gruppo Editoriale        4.2%
Kamps AG                 3.3%
Nestor Healthcare Group  3.2%
ADVA AG                  3.2%

Investment Performance

Average Annual Total Return
for the periods ended October 31, 1999
Since 6/17/99,37.83%

 .  European Aggressive Growth Fund $11,280
-- Dow Jones Europe Stoxx Index $10,496

   European Agressive Growth                    Dow Jones Europe Stoxx
                           Value               sxxv                Value
                           --------                                --------
                             10,000                                  10,000
      6/16/99     6/30/99     9,930          6/16/99      6/30/99    10,000
       7/1/99     7/31/99     9,980           7/1/99      7/31/99    10,089
       8/1/99     8/31/99    10,129           8/1/99      8/31/99    10,241
       9/1/99     9/30/99    10,310           9/1/99      9/30/99    10,146
      10/1/99    10/31/99    11,280          10/1/99     10/31/99    10,496

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.


   Statistics

   ---------------------------------
    Net Assets (in
     millions)                 $10.2
    Number of Issues              49
    Average Market Cap  $1.3 billion

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Common Stocks (99%)
 Consumer Cyclicals (16%)
   48,000  Atlantic Telecom
           Group (b)                $   278.0
   19,600  Gruppo Editoriale            425.3
    1,000  Havas Advertising            280.0
      400  Medion AG                    107.2
    8,500  Pininfarina SpA              221.5
    6,500  Pizza Express PLC             86.1
  100,000  Scoot.com PLC (b)             70.5
   95,300  Seat Pagine Gialle
           SpA                          135.7
                                    ---------
           Consumer Cyclicals         1,604.3

 Consumer Non-Cyclicals (21%)
    1,500  Allbecon AG                   84.3
    1,200  Coloplast A/S-Class B        118.0
    1,000  Gretag Imaging Group         126.7
    6,000  Kamps AG (b)                 335.4
   33,800  Nestor Healthcare
           Group                        330.0
      500  Penauille
           Polyservices                 164.1
      100  Phonak Holdings              154.3
    4,500  Rhon Klinikum                182.1
    5,300  Sanochemia
           Pharmazeuthika (b)           110.3
      400  Selectra Group               141.5
    4,200  Serco Group                  120.6

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
     700   Tecan AG                 $   241.3
                                    ---------
           Consumer Non-
           Cyclicals                  2,108.6

 Financials (4%)
   4,000   New Venturetec AG (b)        226.8
   6,000   Tecis Holdings AG (b)        189.1
                                    ---------
           Financials                   415.9

 Industrial (9%)
     600   Altran Technologies
           SA                           205.5
     150   Kaba Holdings AG-Reg.
           B                            110.3
  55,000   Pace Micro Technology        246.5
  50,700   Shanks & McEwan Group
           (b)                          197.1
   4,800   Tomra Systems ASA            183.6
                                    ---------
           Industrial                   943.0

 Technology (49%)
   3,000   ADVA AG (b)                  324.7
   2,000   Aixtron AG                   221.7
   1,700   Atos SA (b)                  217.6
  10,000   Baltimore
           Technologies PLC             321.7
   1,700   Brokat Infosystems AG
           (b)                          207.7
  29,700   FI Group PLC                 250.9
  15,000   Filtronic PLC                277.3


14  Payden & Rygel Investment Group

European Aggressive Growth Fund

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
   2,400   GFI Informatique         $   214.4
   1,400   Infogrames
           Entertainment (b)            129.6
   1,800   Intershop
           Communications AG (b)        225.1
   1,000   Ixos Software AG (b)         134.0
      50   Kudelski SA (b)              208.1
  15,600   Logica PLC                   238.1
  10,000   Merkantildata                 84.8
  20,000   Psion PLC                    502.0
   6,200   Qiagen NV                    323.8
  14,950   Quante AG Vorz. (b)          175.9
  25,000   Sherwood
           International                248.1
  12,000   Tandberg ASA (b)             247.9
  19,000   Tandberg Television
           ASA (b)                      225.3
   2,200   Telinfo NV                   208.0
                                    ---------
           Technology                 4,986.7
                                    ---------
 Total Common Stocks (Cost -
  $8,765.1)                          10,058.5


--------------------------------------------------------------------------------

 Principal
 or Shares Security Description   Value (000)
---------------------------------------------
 Investment Companies (1%)
  164,502  Dreyfus Treasury
           Cash Management Fund    $   164.5
                                   ---------
 Total (Cost - $8,929.6) (a)
 (100%)                            $10,223.0
                                   =========

Percentages indicated are based on net assets of $10,187,191.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $1,562,086
   Unrealized depreciation        (268,684)
                                ----------
   Net unrealized appreciation  $1,293,402
                                ==========

(b) Non-income producing security.

Open Forward Currency Contracts

                                                                        Unrealized
Delivery                                 Contract       Contract        Appreciation
Date             Currency                 Price          Value         (Depreciation)
-------------------------------------------------------------------------------------
Assets:
11/2/99          Swiss Franc (buy)        1.5260        $127,788           $235
                                                                           ====
Liabilities:
11/1/99          Euro (sell)              1.0507        $ 96,475           $ (9)
                                                                           ====

                       See notes to financial statements.

                                                               Annual Report  15

Growth & Income Fund

Unaudited

The objective of the Growth & Income Fund is to provide growth of capital and some current income. To achieve these objectives the Growth & Income Fund nor-mally invests approximately half of its assets in the ten stocks in the Dow Jones Industrial Average with the highest dividend yields. This strategy is commonly referred to as investing in the "dogs of the Dow." The remaining as-sets are invested in securities intended to replicate the total return of the S&P 500 Index, normally Standard & Poor's Depository Receipts, and equity index mutual funds.

Top Equity Holdings

--------------------------------------
Minnesota Mining & Manufacturing  5.6%
J.P. Morgan & Co.                 5.0%
Exxon Corp.                       4.6%
Chevron Corp.                     4.9%
Caterpillar Inc.                  4.8%


Investment Performance

Average Annual Total Return
for the periods ended October 31, 1999
One Year, 16.47%
Five Year, 20.13%
Since 11/1/96, 20.13%

 .  Global & Income Fund $17,327
-- Standard & Poor's 500 Barra Value Index $16,231

              Growth & Income Fund           S&P 500 Barra Value
                       5439                  svx
BDATE         EDATE          10000                                       10000
 11/1/96      11/30/96      10,640           11/1/96     11/30/96       10,735
 12/1/96      12/31/96      10,639           12/1/96     12/31/96       10,543
  1/1/97       1/31/97      11,191            1/1/97      1/31/97       11,014
  2/1/97       2/28/97      11,331            2/1/97      2/28/97       11,065
  3/1/97       3/31/97      10,905            3/1/97      3/31/97       10,668
  4/1/97       4/30/97      11,369            4/1/97      4/30/97       11,051
  5/1/97       5/31/97      12,084            5/1/97      5/31/97       11,706
  6/1/97       6/30/97      12,486            6/1/97      6/30/97       12,134
  7/1/97       7/31/97      13,294            7/1/97      7/31/97       13,085
  8/1/97       8/31/97      12,759            8/1/97      8/31/97       12,467
  9/1/97       9/30/97      13,354            9/1/97      9/30/97       13,175
 10/1/97      10/31/97      12,919           10/1/97     10/31/97       12,672
 11/1/97      11/30/97      13,425           11/1/97     11/30/97       13,127
 12/1/97      12/31/97      13,503           12/1/97     12/31/97       13,399
  1/1/98       1/31/98      13,452            1/1/98      1/31/98       13,220
  2/1/98       2/28/98      14,379            2/1/98      2/28/98       14,178
  3/1/98       3/31/98      15,030            3/1/98      3/31/98       14,878
  4/1/98       4/30/98      15,214            4/1/98      4/30/98       15,037
  5/1/98       5/31/98      14,999            5/1/98      5/31/98       14,788
  6/1/98       6/30/98      15,123            6/1/98      6/30/98       14,882
  7/1/98       7/31/98      15,145            7/1/98      7/31/98       14,541
  8/1/98       8/31/98      13,189            8/1/98      8/31/98       12,178
  9/1/98       9/30/98      14,023            9/1/98      9/30/98       12,895
 10/1/98      10/31/98      14,877           10/1/98     10/31/98       13,885
 11/1/98      11/30/98      15,546           11/1/98     11/30/98       14,580
 12/1/98      12/31/98      15,946           12/1/98     12/31/98       15,070
  1/1/99       1/31/99      16,211            1/1/99      1/31/99       15,357
  2/1/99       2/28/99      15,745            2/1/99      2/28/99       14,996
  3/1/99       3/31/99      16,284            3/1/99      3/31/99       15,429
  4/1/99       4/30/99      17,755            4/1/99      4/30/99       16,739
  5/1/99       5/31/99      17,237            5/1/99      5/31/99       16,408
  6/1/99       6/30/99      17,823            6/1/99      6/30/99       17,017
  7/1/99       7/31/99      17,345            7/1/99      7/31/99       16,479
  8/1/99       8/31/99      17,260            8/1/99      8/31/99       16,028
  9/1/99       9/30/99      16,752            9/1/99      9/30/99       15,380
 10/1/99      10/31/99      17,327           10/1/99     10/31/99       16,231

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.


    Statistics

    --------------------------------
     Net Assets               $268.9
     Number of Issues             17
     Gross Dividend Yield*     2.73%
     Dividends Yield/S&P 500   1.24%

    -------
    * Prior to fund expenses
Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
 Common Stocks (49%)
 Communication Services (3%)
  188,398  AT&T Corporation       $  8,807.6

 Basic Materials (8%)
  178,537  Du Pont (E.I.) De
           Nemours & Co.            11,504.5
  194,219  International Paper
           Company                  10,220.8
    2,732  Union Carbide
           Corporation                 166.6
                                  ----------
           Basic Materials          21,891.9

 Consumer Cyclicals (6%)
  109,200  Delphi Automotive
           Systems                   1,795.0
  156,240  General Motors
           Corporation              10,975.9
   76,600  Goodyear Tire &
           Rubber                    3,164.5
                                  ----------
           Consumer Cyclicals       15,935.4

 Consumer Non-Cyclicals (7%)
  175,558  Eastman Kodak            12,102.5
  272,789  Phillip Morris
           Companies, Inc.           6,870.9
                                  ----------
           Consumer Non-
           Cyclicals                18,973.4


--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
 Energy (10%)
  144,445  Chevron Corp.          $ 13,189.6
  168,972  Exxon Corp.              12,514.5
                                  ----------
           Energy                   25,704.1

 Financial (5%)
  102,572  J.P. Morgan & Co.        13,424.1

 Health Care (0%)
    5,450  Merck & Company Inc.        433.6

 Industrial (10%)
  233,726  Caterpillar Inc.         12,913.4
  158,762  Minnesota Mining &
           Manufacturing            15,092.3
                                  ----------
           Industrial               28,005.7
                                  ----------
 Total Common Stocks (Cost -       133,175.8
  $118,364.0)


16  Payden & Rygel Investment Group

Growth & Income Fund

Schedule of Portfolio Investments - October 31, 1999
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Investment Companies (51%)
 2,708,094 Dreyfus Treasury Cash
           Management Fund         $  2,708.1
   972,994 S & P 500 Depository
           Receipt                  133,300.2
                                   ----------
           Investment Companies     136,008.3
                                   ----------
 Total (Cost - $207,415.4) (a)     $269,184.1
 (100%)
                                   ==========


Percentages indicated are based on net assets of $268,923,604.

(a) For federal income tax purposes, cost is $207,651.7, and unrealized appreciation (depreciation) of securities is as follows:

   Unrealized appreciation      $66,873,352
   Unrealized depreciation       (5,340,985)
                                -----------
   Net unrealized appreciation  $61,532,367
                                ===========

                      See notes to financial statements.

                                                               Annual Report  17

Market Return Fund

Unaudited

The objective of the Market Return Fund is to realize a total return in excess of the S&P 500 Index. To achieve this objective, the Market Return Fund divides the investment of its assets between a portfolio of debt and other income-pro-ducing securities and a portfolio of equity-based derivative instruments, such as stock index futures contracts and equity swap contracts.

Portfolio Composition

---------------------
Mortgage Backed   30%
Asset Backed      24%
Corporate Bonds   19%
Commercial Paper  12%
Treasury           7%
Other              8%
---------------------

Equity Exposure

-----------------------------
S&P Futures              100%
S&P Depository Receipts    0%


Investment Performance

Average Annual Total Return
for the periods ended October 31, 1999
One Year, 24.41%
Three Year, 24.76%
Since 12/1/95, 22.50%

 .  Market Return Fund $22,148
-- Standard & Poor's 500 Index $24,077

              Market Return Fund                  S&P 500 Index
                      5438                        sp500
BDATE       EDATE         10000                                   10000
12/1/95     12/31/95     10,163      12/1/95      12/31/95       10,193
 1/1/96      1/31/96     10,552       1/1/96       1/31/96       10,540
 2/1/96      2/29/96     10,357       2/1/96       2/29/96       10,637
 3/1/96      3/31/96     10,369       3/1/96       3/31/96       10,740
 4/1/96      4/30/96     10,355       4/1/96       4/30/96       10,898
 5/1/96      5/31/96     10,491       5/1/96       5/31/96       11,179
 6/1/96      6/30/96     10,695       6/1/96       6/30/96       11,222
 7/1/96      7/31/96     10,166       7/1/96       7/31/96       10,726
 8/1/96      8/31/96     10,337       8/1/96       8/31/96       10,952
 9/1/96      9/30/96     10,980       9/1/96       9/30/96       11,569
10/1/96     10/31/96     11,406      10/1/96      10/31/96       11,888
11/1/96     11/30/96     12,295      11/1/96      11/30/96       12,786
12/1/96     12/31/96     11,926      12/1/96      12/31/96       12,533
 1/1/97      1/31/97     12,690       1/1/97       1/31/97       13,316
 2/1/97      2/28/97     12,776       2/1/97       2/28/97       13,420
 3/1/97      3/31/97     12,133       3/1/97       3/31/97       12,869
 4/1/97      4/30/97     12,946       4/1/97       4/30/97       13,637
 5/1/97      5/31/97     13,799       5/1/97       5/31/97       14,467
 6/1/97      6/30/97     14,383       6/1/97       6/30/97       15,116
 7/1/97      7/31/97     15,543       7/1/97       7/31/97       16,318
 8/1/97      8/31/97     14,705       8/1/97       8/31/97       15,404
 9/1/97      9/30/97     15,457       9/1/97       9/30/97       16,248
10/1/97     10/31/97     15,026      10/1/97      10/31/97       15,707
11/1/97     11/30/97     15,577      11/1/97      11/30/97       16,434
12/1/97     12/31/97     15,898      12/1/97      12/31/97       16,716
 1/1/98      1/31/98     16,090       1/1/98       1/31/98       16,901
 2/1/98      2/28/98     17,156       2/1/98       2/28/98       18,120
 3/1/98      3/31/98     18,034       3/1/98       3/31/98       19,048
 4/1/98      4/30/98     18,256       4/1/98       4/30/98       19,240
 5/1/98      5/31/98     17,858       5/1/98       5/31/98       18,909
 6/1/98      6/30/98     18,592       6/1/98       6/30/98       19,677
 7/1/98      7/31/98     18,357       7/1/98       7/31/98       19,467
 8/1/98      8/31/98     15,515       8/1/98       8/31/98       16,653
 9/1/98      9/30/98     16,617       9/1/98       9/30/98       17,719
10/1/98     10/31/98     17,803      10/1/98      10/31/98       19,161
11/1/98     11/30/98     18,893      11/1/98      11/30/98       20,322
12/1/98     12/31/98     20,110      12/1/98      12/31/98       21,492
 1/1/99      1/31/99     20,749       1/1/99       1/31/99       22,391
 2/1/99      2/28/99     19,917       2/1/99       2/28/99       21,694
 3/1/99      3/31/99     20,861       3/1/99       3/31/99       22,562
 4/1/99      4/30/99     21,682       4/1/99       4/30/99       23,435
 5/1/99      5/31/99     21,151       5/1/99       5/31/99       22,882
 6/1/99      6/30/99     22,401       6/1/99       6/30/99       24,152
 7/1/99      7/31/99     21,516       7/1/99       7/31/99       23,399
 8/1/99      8/31/99     21,342       8/1/99       8/31/99       23,282
 9/1/99      9/30/99     20,825       9/1/99       9/30/99       22,644
10/1/99     10/31/99     22,148      10/1/99      10/31/99       24,077

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.


   Statistics

   ----------------------------
    Net Assets            $83.0
    Number of Issues         48
    Average Maturity  0.9 years
    SEC Yield             5.41%

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Asset-Backed Securities (24%)
 2,000,000 Capital Auto
           Receivables Asset
           Trust,
           6.06%, 6/15/02           $1,997.3
 2,000,000 Case Equipment Loan
           Trust 1998-A,
           5.83%, 2/15/05            1,978.9
 2,000,000 Chase Credit,
           6.30%, 4/15/03            2,006.2
 2,000,000 Citibank Credit Card,
           5.75%, 1/15/03            1,983.6
 2,000,000 DFS 1999-1,
           5.70%, 2/16/09            1,974.4
 2,505,000 Discover Card Master
           Trust 1998-2 A,
           5.80%, 9/16/03            2,454.1
   500,000 Ford 1998 A Class D,
           7.50%, 5/15/03 (b)          497.5
 2,600,000 Ford 1999-B,
           5.80%, 6/15/02            2,576.0
   500,000 GS Escrow Corp.,
           5.99%, 8/1/03 (b)           475.0
 2,000,000 Premier Auto Trust,
           5.82%, 12/6/02            1,970.3
 2,000,000 Western 1999A A2,
           5.39%, 8/20/01            1,985.0
                                    --------
           Asset-Backed
           Securities               19,898.3


--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Commercial Paper (12%)
 3,500,000 American Express CP,
           5.26%, 11/26/99          $3,500.0
 3,500,000 General Electric
           Capital Corp. CP,
           5.27%, 11/26/99           3,500.0
 3,000,000 Lexington CP,
           5.37%, 11/4/99            2,998.7
                                    --------
           Commercial Paper          9,998.7

 Corporate Bonds (19%)
 1,000,000 Associates Corp.,
           6.75%, 7/15/01            1,001.2
 2,000,000 Caterpiller Finance
           Service,
           5.47%, 9/12/01            1,957.5
   500,000 CSC Holdings, Inc.,
           9.88%, 5/15/06              522.5
 1,000,000 Ford Motor Credit
           Co.,
           7.06%, 6/6/01             1,006.2
 1,000,000 GMAC,
           6.70%, 4/30/01            1,001.3
   500,000 Gulf Canada Resources
           Ltd,
           9.25%, 1/15/04              502.5
 2,000,000 Home Savings of
           America,
           6.00%, 11/1/00            1,995.0


18  Payden & Rygel Investment Group

Market Return Fund

Schedule of Portfolio Investments - October 31, 1999
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
 1,000,000 Merrill Lynch & Co.,
           6.02%, 5/11/01          $   991.3
   500,000 News America
           Holdings,
           7.45%, 6/1/00               502.5
   500,000 Northwest Airlines,
           Inc.,
           8.52%, 4/7/04               478.1
 1,000,000 Salomon Smith Barney
           Holdings,
           6.65%, 7/15/01              997.5
 2,000,000 TCI Communication,
           5.76%, 3/12/01            2,011.0
   500,000 Unisys Corporation,
           11.75%, 10/15/04            553.8
 2,000,000 Worldcom, Inc.,
           6.13%, 8/15/01            1,985.0
                                   ---------
           Corporate Bonds          15,505.4

 Mortgage-Backed Securities (30%)
 2,028,098 DLJ Mortgage
           Acceptance Corp.,
           7.35%, 9/18/03            2,063.1
    91,986 Drexel Burnham
           Lambert CMO Trust,
           6.44%, 5/1/16                92.0
 1,483,316 FHLMC #846423,
           7.40%, 5/1/25             1,518.6
    89,607 FHLMC 1519,
           6.03%, 1/15/06               89.6
 2,000,000 FHLMC,
           5.19%, 11/5/99            1,998.8
 4,500,000 FHLMC,
           5.19%, 11/6/99            4,490.3
   500,000 FHLMC,
           5.23%, 11/4/99              499.8
 1,276,875 FHLMC,
           5.34%, 7/15/20            1,278.8
 1,186,469 FHLMC,
           6.38%, 7/15/07            1,186.5
 1,556,718 FNMA #323682,
           7.19%, 8/1/27             1,595.2
   968,304 FNMA 1994-87,
           6.14%, 3/25/09              972.3
 1,592,039 FNMA ARM #490626,
           5.74%, 11/1/28            1,590.6
   774,007 FNMA G 1994-7 F,
           6.14%, 12/17/19             775.9
   796,943 FNMA,
           6.39%, 9/25/22              804.0
 1,322,962 GMBS 1990-5A,
           6.69%, 12/25/20           1,323.0
 2,465,901 GSMS 1999,
           5.29%, 11/13/13           2,465.9
 1,768,944 Prudential Home
           Mortgage,
           5.90%, 12/15/23           1,752.3
                                   ---------
           Mortgage-Backed
           Securities               24,496.7

 U.S. Treasury (7%)
 4,000,000 U.S. Treasury Note,
           5.63%, 2/28/01            3,995.8
 2,000,000 U.S. Treasury Note,
           6.25%, 4/30/01            2,014.4
                                   ---------
           U.S. Treasury             6,010.2

-------------------------------------------------------------------------------

 Principal
 or Shares Security Description   Value (000)
---------------------------------------------
 Investment Companies (6%)
 5,003,580 Dreyfus Treasury
           Cash Management Fund    $ 5,003.6
                                   ---------
 Total (Cost - $81,313.4) (a)      $80,912.9
 (98%)
                                   =========


Percentages indicated are based on net assets of $82,968,889.

All of the securities listed above are held by the custodian in a segregated account.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $  26,776
   Unrealized depreciation       (427,258)
                                ---------
   Net unrealized depreciation  $(400,482)
                                =========

(b) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At October 31, 1999, the Fund's open futures contracts were as follows:

                                                                        Unrealized
Number of                           Expiration        Current          Appreciation
Contracts     Contract Type            Date            Value          (Depreciation)
------------------------------------------------------------------------------------
240           S&P 500 Futures         Dec-99         82,572,000         $1,866,135

                      See notes to financial statements.

                                                               Annual Report  19

U.S. Growth Leaders Fund

Unaudited

The objective of the U.S. Growth Leaders Fund is to realize long-term capital appreciation. The Fund invests primarily in the common stocks of very large American growth companies that are financially strong, well-established, and world leaders in their industries. The Fund will be limited to investing in the largest 1,000 companies ranked by market capitalization (total market price of outstanding equity securities). The Fund may invest up to 15% of its total as-sets in securities of foreign companies.

Top Equity Holdings

------------------------------
General Electric Co.      7.4%
Microsoft Corp.           7.4%
Warner Lambert Co.        4.9%
Bristol-Myers Squibb Co.  4.5%
Cisco Systems, Inc.       3.5%


Investment Performance

Average Annual Total Return
for the period ended October 31, 1999
Since 6/17/99, 14.76%

 .  U.S. Growth Leaders Fund $10,530
-- Standard & Poor's 500 Barra Growth Index $10,290

 US Growth Leaders Fund                  S&P 500 Barra Growth
         5445              Value                             Value
                           -------                          -------
BDATE         EDATE         10,000                            10,000
 6/16/99      6/30/99       10,190       6/16/99    6/30/99   10,000
  7/1/99      7/31/99        9,830        7/1/99    7/31/99    9,677
  8/1/99      8/31/99        9,910        8/1/99    8/31/99    9,805
  9/1/99      9/30/99        9,760        9/1/99    9/30/99    9,628
 10/1/99     10/31/99       10,530       10/1/99   10/31/99   10,290

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.

   Statistics

   ----------------------------------
    Net Assets (in
     millions)                   $4.4
    Number of Issues               55
    Average Market Cap  $83.0 billion

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description    Value (000)
-----------------------------------------------
 Common Stocks (81%)
 Communication Services (3%)
     690   Centurytel, Inc.           $  27.9
     670   MCI Worldcom, Inc. (b)        57.5
   1,010   SBC Communicatons             51.4
                                      -------
           Communication
           Services                     136.8

 Capital Goods (8%)
     490   Danaher Corporation           23.7
   2,420   General Electric Co.         328.0
     580   Tyco International            23.2
                                      -------
           Capital Goods                374.9

 Consumer Cyclicals (5%)
   2,130   Hilton Hotels
           Corporation                   19.7
     390   Maytag Co.                    15.6
     890   TJX Corporation               24.2
   2,560   Wal Mart Stores, Inc.        145.1
                                      -------
           Consumer Cyclicals           204.6

 Consumer Non-Cyclicals (14%)
     580   Avon Products, Inc.           18.7
     610   Bestfoods, Inc.               35.8
     460   Coca-Cola Co.                 27.1

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
   1,140   Colgate-Palmolive       $   69.0
     650   Ecolab, Inc.                22.0
   1,700   Equifax, Inc.               45.9
     340   General Mills, Inc.         29.6
     590   HJ Heinz Co.                28.2
   1,430   Jostens, Inc.               30.2
     730   Pepsico, Inc.               25.3
   1,510   Phillip Morris
           Companies, Inc.             38.0
     320   Procter & Gamble Co.        33.5
     440   Quaker Oats                 30.8
     960   Ralston - Ralston
           Purina Group                30.2
   5,180   Sara Lee Corporation       140.2
   1,260   Tupperware
           Corporation                 25.0
                                   --------
           Consumer Non-
           Cyclicals                  629.5

 Financials (6%)
     650   Aflac, Inc.                 33.2
     210   American Express Co.        32.3
     612   American
           International Group         63.0
     610   Citigroup, Inc.             33.0
     620   Household
           International
           Corporation                 27.7
     600   Morgan Stanley Dean
           Witter & Co.                66.2
                                   --------
           Financials                 255.4



20  Payden & Rygel Investment Group

U.S. Growth Leaders Fund

Schedule of Portfolio Investments - October 31, 1999
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Health Care (15%)
     780   Biomet, Inc.             $   23.5
   2,580   Bristol-Myers Squibb
           Co.                         198.2
   1,000   Cardinal Health, Inc.        43.1
     810   Eli Lilly & Co.              55.8
   3,230   Health Mgmt.
           Associates, Inc. (b)         28.7
   1,250   Merck & Company, Inc.        99.5
   2,700   Warner Lambert Co.          215.5
                                    --------
           Health Care                 664.3

 Technology (30%)
   1,590   Altera Corporation           77.3
     400   Amgen, Inc. (b)              31.9
   1,230   Cable & Wireless Ltd.
           (b)                          28.1
   2,090   Cisco Systems, Inc.
           (b)                         154.7
   3,180   Dell Computer
           Corporation (b)             127.6
     480   EMC Corporation (b)          35.0
     900   Intel Corporation            69.7
   3,470   Keane, Inc. (b)              81.5
   1,200   Lexmark International
           Group, Inc. (b)              93.7
   1,990   Lucent Technologies         127.9
   3,540   Mircosoft Corporation
           (b)                         327.7
     700   Nortel Networks
           Corporation (b)              43.3
   2,400   Oracle Corporation
           (b)                         114.2
     440   Pitney Bowes, Inc.           20.0
                                    --------
           Technology                1,332.6
                                    --------
 Total Common Stocks (Cost -         3,598.1
  $3,454.4)



-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
 Investment Companies (23%)
  451,794  Dreyfus Treasury
           Cash Management Fund    $  451.8
    4,000  S & P 500 Depository
           Receipt                    548.0
                                   --------
           Investment Companies       999.8
                                   --------
 Total (Cost - $4,416.2) (a)       $4,597.9
 (104%)
                                   ========


Percentages indicated are based on net assets of $4,419,390.

(a) For federal income tax purposes, cost is $4,432.4, and unrealized appreciation (depreciation) of securities is as follows:

   Unrealized appreciation      $ 320,220
   Unrealized depreciation       (154,749)
                                ---------
   Net unrealized appreciation  $ 165,471
                                =========

(b) Non-income producing security.

                      See notes to financial statements.

                                                               Annual Report  21

Small Cap Value Stock Fund

Unaudited

The objective of the Small Cap Value Stock Fund is to realize long-term capital appreciation by investing in small cap stocks with a value discipline. Compa-nies selected for investment exhibit one or more of the following criteria: (a) a share price which is low relative to the growth rate of the company's cash flow and/or the growth rate of its sales; (b) a demonstrated ability to gener-ate free cash flow internally; and (c) a positive catalyst, e.g., a new prod-uct, management change, or successful implementation of a business plan.

Top Equity Holdings

--------------------------------
International Home Foods    2.7%
Manpower, Inc.              2.5%
Solutia, Inc.               2.3%
MeriStar Hospitality Corp.  2.1%
Ultramar Diamond Shamrock   2.0%


Investment Performance

Average Annual Total Return
for the periods ended October 31, 1999
One Year, -0.33%
Since 12/30/97, -3.96%

 .  Small Cap Value Stock Fund $9,284
-- Standard & Poor's Small Cap 600 Index $9,914


              Value Stock Fund  S&P 600 Small Cap
       12/30/97          10,000           10,000
         Dec-97          10,160           10,076
         Jan-98          10,070            9,879
         Feb-98          11,120           10,779
         Mar-98          11,919           11,191
         Apr-98          12,029           11,256
         May-98          11,509           10,660
         Jun-98          11,162           10,691
         Jul-98          10,420            9,873
         Aug-98           8,281            7,970
         Sep-98           8,683            8,456
         Oct-98           9,315            8,849
         Nov-98           9,797            9,347
         Dec-98          10,413            9,944
         Jan-99          10,301            9,819
         Feb-99           9,636            8,934
         Mar-99           9,717            9,050
         Apr-99          10,322            9,648
         May-99          10,342            9,882
         Jun-99          10,743           10,445
         Jul-99          10,571           10,353
         Aug-99          10,115            9,897
         Sep-99           9,567            9,939
         Oct-99           9,284            9,914

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.


   Statistics

   ---------------------------------------
    Net Assets (in millions)         $14.5
    Number of Issues                    82
    Average Market Cap        $1.0 billion

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Common Stocks (82%)
 Basic Materials (10%)
    5,873  AK Steel Holding
           Corporation              $   101.7
    2,500  Ashland, Inc.                 82.5
   17,940  Ethyl Corporation             74.0
  112,600  Kinross Gold
           Corporation (b)              288.5
    5,490  Lyondell Chemical Co.         66.6
    8,360  Millennium Chemicals,
           Inc.                         154.7
    4,630  Ryerson Tull, Inc.            94.9
   19,360  Solutia, Inc.                332.7
    5,400  W.R. Grace & Co. (b)          80.7
   16,510  Walter Industries,
           Inc. (b)                     194.0
                                    ---------
           Basic Materials            1,470.3

 Capital Goods (10%)
   19,200  AGCO Corporation             206.4
    9,830  Arrow Electronics,
           Inc. (b)                     214.4
    2,050  Ball Corporation              82.6
    7,120  Crane Company                145.5
    6,200  Heartland Express,
           Inc. (b)                      84.1
   11,720  Hexcel Corporation
           (b)                           63.0
    7,240  Johns Manville Corp.          79.2
    3,490  McDermott
           International, Inc.           63.3

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
  10,440   NCI Building Systems,
           Inc. (b)                 $   165.1
   4,800   Precision Castparts
           Corp.                        141.6
   2,900   Southdown, Inc.              140.1
                                    ---------
           Capital Goods              1,385.3

 Communication Services (0%)
   2,760   COMSAT Corporation            51.6

 Consumer Cyclicals (18%)
  10,770   Arctic Cat, Inc.             102.3
  14,350   Argosy Gaming Company
           (b)                          177.6
  22,300   Aztar Corporation (b)        216.0
   9,950   Belo (A.H.) Corp.-Com
           Ser A                        202.7
  16,460   CompUSA, Inc. (b)             93.6
   7,840   Furniture Brands
           International (b)            151.9
   9,480   Harrah's
           Entertainment, Inc.
           (b)                          274.3
   3,970   Hearst-Argyle
           Television, Inc. (b)          80.6
  32,030   Laboratory CRP of
           American Holdings (b)         96.1
  20,150   Musicland Stores
           Corporation (b)              157.4
  29,270   Players
           International, Inc.
           (b)                          215.9
  10,240   Shaw Industries              158.1
  27,800   Sinclair Broadcast
           Group, Inc. (b)              278.0
  11,880   The Pep Boys - Manny,
           Moe & Jack                   148.5


22  Payden & Rygel Investment Group

Small Cap Value Stock Fund

Schedule of Portfolio Investments - October 31, 1999
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
   7,760   United Stationers,
           Inc. (b)                 $   197.9
   7,800   Warnaco Group, Inc.          111.2
                                    ---------
           Consumer Cyclicals         2,662.1

 Consumer Non-Cyclicals (9%)
  12,510   Gartner Group, Inc.          122.0
  20,410   International Home
           Foods, Inc. (b)              390.3
   3,440   Keebler Foods Co. (b)        109.9
  10,200   Manpower, Inc.               358.3
  14,350   Modis Professional
           (b)                          160.5
   3,990   Ogden Corporation             36.2
  19,480   Protection One, Inc.
           (b)                           40.2
   4,410   Wallace Computer
           Service Corporation           97.6
                                    ---------
           Consumer Non-
           Cyclicals                  1,315.0

 Energy (2%)
  11,800   Ultramar Diamond
           Shamrock Corporation         289.1

 Financials (17%)
   4,870   Advanta Corp.                 86.7
   3,010   American Financial
           Group, Inc.                   89.2
  16,460   AMRESCO, Inc. (b)             48.3
   6,500   Cornerstone
           Properties, Inc.              94.7
  13,330   Developers
           Diversified Realty
           Corporation                  190.0
   9,200   Duke Realty
           Investments                  180.6
  13,440   IndyMac Mortgage
           Holdings, Inc.               187.3
   7,230   Liberty Financial
           Companies                    174.0
   4,190   Liberty Property
           Trust                         97.9
   5,590   Mercury General
           Corporation                  157.6
  19,000   MeriStar Hospitality
           Corporation                  305.2
  11,970   Old Republic
           International
           Corporation                  163.8
   5,580   Protective Life
           Corporation                  201.9
   6,170   Reinsurance Group of
           America                      205.2
  13,910   Risk Capital
           Holdings, Inc. (b)           181.7
   6,600   Rouse Co.                    146.0
                                    ---------
           Financials                 2,510.1

 Health Care (5%)
   7,220   AmeriSource Health
           Corporation                  108.3
  13,550   Apria Healthcare
           Group, Inc. (b)              214.2
   6,610   Foundation Health
           Systems, Inc. (b)             43.8
   6,310   Sybron International
           Corporation (b)              150.2
   5,670   Trigon Healthcare,
           Inc. (b)                     160.9
                                    ---------
           Health Care                  677.4

 Technology (11%)
   6,620   American Management
           Systems, Inc. (b)            171.3
   4,940   Anixter
           International, Inc.
           (b)                          103.1
   5,530   Howmet International,
           Inc. (b)                      81.6
  15,540   InaCom Corporation
           (b)                           74.8
  10,840   Information
           Resources, Inc. (b)          115.2
  17,540   InterDigital
           Communications Corp.
           (b)                           97.6
  49,410   Iomega Corporation
           (b)                          151.3
  38,720   Maxtor Corporation
           (b)                          212.9
   8,920   Reynolds & Reynolds
           Co.                          162.2
  18,640   Sybase, Inc. (b)             251.6
   7,880   Unigraphics
           Solutions, Inc. (b)          169.9
                                    ---------
           Technology                 1,591.5
                                    ---------
 Total Common Stocks (Cost -
  $13,752.6)                         11,952.4

-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 U.S. Government Agency (7%)
 1,000,000 FHLMC Discount Note,
           5.15%, 11/18/99          $   997.6

 Investment Companies (11%)
   335,211 Dreyfus Treasury
           Cash Management Fund         335.2
    16,300 S&P MidCap Depository
           Receipt                    1,227.6
                                    ---------
           Investment Companies       1,562.8
                                    ---------
 Total (Cost - $16,302.9) (a)       $14,512.8
 (100%)
                                    =========


Percentages indicated are based on net assets of $14,512,291.

All of the securities listed above are held by the custodian in a segregated account.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $   615,218
   Unrealized depreciation       (2,405,340)
                                -----------
   Net unrealized depreciation  $(1,790,122)
                                ===========

(b) Non-income producing security.
At October 31, 1999, the Fund's open futures contracts were as follows:

                                                                    Unrealized
Number of                              Expiration     Current       Appreciation
Contracts    Contract Type                Date         Value       (Depreciation)
---------------------------------------------------------------------------------
4            December Russell 2000       Dec-99       $863,600       $(30,340)

The Fund's activity in written options for the year ended October 31, 1999 was as follows:

                                            Number of Contracts
                                            Contracts Premium
---------------------------------------------------------------
Options outstanding at beginning of period        0   $      0
Options sold                                  5,000     13,600
Options canceled in closing transactions          0          0
Options expired prior to exercise            (5,000)   (13,600)
                                             ------   --------
Options outstanding at end of period              0   $      0
                                             ======   ========

                      See notes to financial statements.

                                                               Annual Report  23

Small Cap Growth Stock Fund

Unaudited

The objective of the Small Cap Growth Stock Fund is to realize long-term capi-tal appreciation by investing in small cap stocks with a growth discipline. Companies selected for investment exhibit one or more of the following crite-ria: (a) the potential of sustainable levels of profitability greater than their current levels, based on factors such as industry profit levels and com-petitiveness and the company's competitive advantages; (b) the potential to achieve above average returns on equity through efficient use of assets and ad-equate margins; and (c) above average growth in earnings before interest and taxes.

Top Equity Holdings

-----------------------------
MedQuist, Inc.           2.5%
Plantronics, Inc.        2.4%
Polycom, Inc.            2.2%
Peregrine Systems, Inc.  2.2%
Mobile Mini, Inc.        2.1%


Investment Performance

Average Annual Total Return
for the periods ended October 31, 1999
One Year, 17,56%
Since 12/30/97, 3.95%

 .  Small Cap Growth Stock Fund $10,738
-- Standard & Poor's Small Cap 600 Index $9,914

                Growth Stock Fund    S&P 600 Small Cap
       12/30/97            10,000               10,000
       12/31/97            10,170               10,076
        1/31/98             9,990                9,879
        2/28/98            10,750               10,779
        3/31/98            11,280               11,191
        4/30/98            11,091               11,256
        5/31/98            10,640               10,660
        6/30/98            10,508               10,691
        7/31/98             9,957                9,873
        8/31/98             8,262                7,970
        9/30/98             8,663                8,456
       10/31/98             9,134                8,849
       11/30/98             9,686                9,347
       12/31/98            10,629                9,944
        1/31/99            10,378                9,819
        2/28/99             9,726                8,934
        3/31/99             9,836                9,050
        4/30/99            10,839                9,648
        5/31/99            10,658                9,882
        6/30/99            11,320               10,445
        7/31/99            10,939               10,353
        8/31/99            10,317                9,897
        9/30/99            10,528                9,939
       10/31/99            10,738                9,914

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.


   Statistics

   ---------------------------------------
    Net Assets (in millions)          $4.6
    Number of Issues                    70
    Average Market Cap        $1.0 billion

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Common Stocks (72%)
 Basic Materials (2%)
     920   MacDermid, Inc.          $   31.2
   2,370   Spartech Corporation         67.8
                                    --------
           Basic Materials              99.0

 Capital Goods (14%)
     900   Avnet, Inc.                  48.9
   1,920   Dionex Corporation
           (b)                          85.3
     770   Dycom Industries,
           Inc. (b)                     25.1
   1,600   Forward Air
           Corporation (b)              47.1
   1,150   General Cable
           Corporation                   8.5
   2,010   Jacobs Engineering
           Group (b)                    71.3
   3,760   JLG Industries, Inc.         48.2
   2,040   Martin Marietta
           Materials, Inc.              79.4
   1,870   Methode Electronics,
           Inc.                         29.9
     930   Roper Industries,
           Inc.                         28.7
   2,150   Sawtek, Inc. (b)             88.1
   2,660   Superior TeleCom,
           Inc. (b)                     41.4
   1,190   Terex Corporation (b)        31.5
     630   X-Rite, Inc.                  3.9
                                    --------
           Capital Goods               637.3


--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Communication Services (1%)
     580   US LEC Corporation -
            Class A (b)             $   16.1
     320   WinStar
           Communications, Inc.
           (b)                          12.4
                                    --------
           Communication
           Services                     28.5

 Consumer Cyclicals (11%)
     450   American Eagle
           Outfitters, Inc. (b)         19.3
     190   Catalina Marketing
           Corporation (b)              17.8
   1,420   IHOP Corporation (b)         25.6
     350   International
           Speedway Corp. -
            Class A                     18.1
   1,430   Jack In The Box, Inc.
           (b)                          34.4
   4,350   John Wiley & Sons,
           Inc. - Class A               73.4
     400   Macrovision
           Corporation (b)              22.6
   4,400   Mobile Mini, Inc. (b)        96.0
   2,040   Polycom, Inc. (b)           102.0
   1,200   TMP Worldwide, Inc.
           (b)                          74.9
                                    --------
           Consumer Cyclicals          484.1

 Consumer Non-Cyclicals (8%)
   1,790   Aaron Rents, Inc.            28.3
   3,160   DeVry, Inc. (b)              66.5
   1,400   Diamond Technology
           Partners, Inc. (b)           90.5
     810   Hooper Holmes, Inc.          21.8


24  Payden & Rygel Investment Group

Small Cap Growth Stock Fund

Schedule of Portfolio Investments - October 31, 1999
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
     2,160 Pre-Paid Legal
           Services, Inc. (b)       $   52.4
     1,130 Sotheby's Holdings,
           Inc.                         32.4
       680 The Cooper Companies,
           Inc.                         17.0
     2,000 Tootsie Roll
           Industries, Inc.             63.4
                                    --------
           Consumer Non-
           Cyclicals                   372.3

 Energy (1%)
     1,150 Kaneb Pipe Line
           Partners, L.P.               31.8

 Financials (3%)
       550 Metris Company, Inc.         18.9
     2,100 Rock Financial
           Corporation                  41.2
       840 U.S. Trust
           Corporation                  68.2
                                    --------
           Financials                  128.3

 Health Care (9%)
     1,620 Biomatrix, Inc. (b)          36.7
       290 Biovail Corporation
           International (b)            16.0
     2,960 Jones Pharma, Inc.           91.8
     1,180 King Pharmaceuticals,
           Inc. (b)                     35.7
     2,700 Laser Vision Centers,
           Inc. (b)                     23.2
     3,500 MedQuist, Inc.              112.0
     2,500 ResMed, Inc. (b)             86.5
     1,000 Techne Corporation
           (b)                          39.4
                                    --------
           Health Care                 441.3

 Technology (23%)
       700 Advent Software, Inc.
           (b)                          42.1
     1,600 Alpha Industries,
           Inc. (b)                     88.4
     1,900 Cognizant Technology
           Solutions Corp. (b)          87.3
       900 Concord
           Communications, Inc.
           (b)                          46.7
     1,000 Deltek Systems, Inc.         11.6
     1,300 ESS Technology, Inc.
           (b)                          17.1
     2,000 Galileo Technology
           Ltd. (b)                     45.7
       350 Great Plains
           Software, Inc. (b)           19.4
     2,400 Inet Technologies,
           Inc. (b)                     91.8
       500 Jack Henry &
           Associates, Inc.             18.2
       680 Mercury Interactive
           Corporation (b)              55.2
       700 MMC Networks, Inc.
           (b)                          22.3
     2,250 Peregrine Systems,
           Inc. (b)                     98.7
     1,900 Plantronics, Inc. (b)       111.3
       690 QRS Corporation (b)          38.4
       730 SEI Investments Co.          71.1
     1,440 Sykes Enterprises,
           Inc.                         44.5
     1,490 The BISYS Group, Inc.
           (b)                          76.0
     1,150 Transaction Systems
           Architects, Inc. (b)         35.4
     1,000 TranSwitch
           Corporation (b)              47.1
                                    --------
           Technology                1,068.3
                                    --------
 Total Common Stocks (Cost -         3,290.9
  $3,130.9)

 U.S. Government Agency (2%)
   100,000 FHLMC Discount Note,
           5.15%, 11/18/99              99.8

 Investment Companies (31%)
 1,414,477 Dreyfus Treasury
           Cash Management Fund      1,414.5
                                    --------
 Total (Cost - $4,645.1) (a)        $4,805.2
 (105%)
                                    ========


Percentages indicated are based on net assets of $4,558,565.

All of the securities listed above are held by the custodian in a segregated account.

(a) For federal income tax purposes, cost is $4,647.3, and unrealized appreciation (depreciation) of securities is as follows:

   Unrealized appreciation      $ 344,078
   Unrealized depreciation       (186,245)
                                ---------
   Net unrealized appreciation  $ 157,833
                                =========

(b) Non-income producing security.
At October 31, 1999, the Fund's open futures contracts were as follows:

                                                                Unrealized
Number of                           Expiration     Current      Appreciation
Contracts   Contract Type              Date         Value      (Depreciation)
-----------------------------------------------------------------------------
5           December Russell 2000     Dec-99     $ 1,079,500     $ 24,449

                      See notes to financial statements.

                                                               Annual Report  25

Bunker Hill Money Market Fund

Unaudited

The objective of the Bunker Hill Money Market Fund is to provide investors with liquidity, a stable share price, and as high a level of current income as is consistent with the preservation of principal and liquidity. The Fund invests only in high-quality corporate, bank and government debt securities with matu-rities of 397 days or less.

Portfolio Composition

----------------------------
Commerical Paper         66%
Treasury/Agency          22%
Corporate Notes           9%
Certificates of Deposit   1%
Cash Equivalent           2%


Investment Performance

Average Annual Total Return
for the periods ended October 31, 1999
One Year, 4.97%
Since 12/17/97, 5.14%

 .  Bunker Hill Money Market Fund $10,985
-- IBC/Donaghue Index $10,911*

            Bunker Hill money Market Fund     IBCA Taxable Money Market Index
12/17/97                           10,000                              10,000
12/31/97                           10,021                              10,021
 1/31/98                           10,067                              10,064
 2/28/98                           10,107                              10,103
 3/31/98                           10,152                              10,146
 4/30/98                           10,196                              10,188
 5/31/98                           10,239                              10,231
 6/30/98                           10,284                              10,273
 7/31/98                           10,332                              10,315
 8/31/98                           10,378                              10,358
 9/30/98                           10,422                              10,400
10/31/98                           10,465                              10,443
11/30/98                           10,506                              10,483
12/31/98                           10,548                              10,523
 1/31/99                           10,589                              10,562
 2/28/99                           10,626                              10,596
 3/31/99                           10,669                              10,635
 4/30/99                           10,712                              10,672
 5/31/99                           10,755                              10,710
 6/30/99                           10,798                              10,748
 7/31/99                           10,843                              10,787
 8/31/99                           10,890                              10,828
 9/30/99                           10,936                              10,870
10/31/99                           10,985                              10,911

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.
*Source: IBC/Donaghue Taxable Money Market Average
         IBC's Money Fund Report


   Statistics

   ----------------------------------
    Net Assets (in millions)    $88.0
    Number of Issues               36
    Average Maturity          59 days
    SEC Yield                   5.36%

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
 Certificate of Deposits (1%)
 1,000,000 Bank of America CD,
           5.04%, 2/10/00          $   997.0

 Commercial Paper (66%)
 4,000,000 American Express
           Credit Corp. CP,
           5.28%, 11/18/99           4,000.0
 4,500,000 American General
           Finance CP,
           5.26%, 11/24/99           4,500.0
 2,000,000 AT&T Corporation CP,
           5.60%, 2/8/00             1,969.2
 4,500,000 Atlantis One Funding
           Corp. CP,
           5.30%, 11/3/99            4,498.7
 1,000,000 Bank One Corp. CP,
           6.70%, 3/24/00            1,003.1
 1,500,000 Cargill, Inc. CP,
           5.67%, 1/28/00            1,479.2
 3,000,000 Caterpillar Finance
           CP,
           5.27%, 11/9/99            2,996.5
 4,000,000 Coca Cola CP,
           5.25%, 11/18/99           3,990.1
 1,500,000 Deutsche Bank CP,
           5.55%, 2/2/00             1,478.5

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
 4,000,000 General Electric
           Capital Corp. CP,
           5.31%, 11/4/99          $ 4,000.0
 1,500,000 GMAC CP,
           5.18%, 11/1/99            1,500.0
 3,000,000 Goldman Sachs Group
           CP,
           5.98%, 1/13/00            2,963.6
 1,500,000 IBM Credit Corp. CP,
           5.64%, 3/8/00             1,469.9
 4,000,000 Merck CP,
           5.25%, 11/4/99            3,998.3
 3,000,000 Merrill Lynch CP,
           5.28%, 11/29/99           2,987.7
 2,000,000 Toyota Motor Credit
           CP,
           5.27%, 11/15/99           1,995.9
 2,000,000 Toyota Motor Credit
           CP,
           5.27%, 11/17/99           1,995.3
 1,500,000 UBS Finance CP,
           5.43%, 2/3/00             1,478.7
 1,500,000 UPS CP,
           5.28%, 11/17/99           1,496.5
 3,000,000 Wal-Mart CP,
           5.28%, 11/22/99           2,990.8


26  Payden & Rygel Investment Group

Bunker Hill Money Market Fund

Schedule of Portfolio Investments - October 31, 1999
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 1,000,000 Walt Disney CP,
           5.53%, 2/7/00            $   984.9
 4,000,000 Xerox Credit CP,
           5.25%, 11/5/99             3,997.7
                                    ---------
           Commercial Paper          57,774.6

 Corporate Notes (9%)
 1,000,000 1st Chicago Note,
           5.09%, 4/20/00               999.4
 1,000,000 Associates
           Corporation,
           6.67%, 7/28/00             1,004.4
 1,672,688 Associates
           Manufactured Housing,
           5.61%, 10/15/00 (a)        1,672.7
 1,000,000 Caterpillar Finance
           Services,
           6.95%, 10/10/00            1,008.8
 1,000,000 Citigroup, Inc.,
           6.13%, 6/15/00             1,002.6
 1,500,000 International Lease
           Finance Corp.,
           6.45%, 9/11/00             1,504.0
 1,000,000 Key Bank NA,
           5.75%, 4/25/00             1,002.3
    95,841 WFS 1999A-A1,
           5.01%, 2/20/00                95.8
                                    ---------
           Corporate Notes            8,290.0


-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 U.S. Government Agency (22%)
 12,000,000 FHLMC Discount Note,
            5.16%, 11/1/99          $12,000.0
  2,000,000 FHLMC Discount Note,
            5.49%, 1/31/00            1,972.2
    124,419 FNMA #124584,
            7.00%, 11/1/99              125.1
  5,000,000 FNMA Discount Note,
            5.52%, 2/14/00            4,919.5
                                    ---------
            U.S. Government
            Agency                   19,016.8

 Investment Companies (2%)
  2,140,159 Dreyfus Treasury
            Cash Management Fund      2,140.2
                                    ---------
 Total (Cost - $88,218.6) (100%)    $88,218.6
                                    =========


Percentages indicated are based on net assets of $87,968,245.


(a) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                      See notes to financial statements.

                                                               Annual Report  27

Limited Maturity Fund

Unaudited

The objective of the Limited Maturity Fund is to realize a total return that, over time, is greater than money market funds and is consistent with the pres-ervation of capital. The Fund invests in a wide variety of investment grade debt securities payable primarily in U.S. dollars. The Fund's maximum average portfolio maturity (on a dollar-weighted basis) is one year.

Portfolio Composition

-------------------------------
Commercial Paper            26%
Corporate                   20%
Asset Backed                18%
Mortgage Backed Securities  14%
Cash Equivalent             13%
Treasury/Agency              9%
-------------------------------


Investment Performance

Average Annual Total Return
for the periods ended October 31, 1999
One Year, 4.71%
Three Year, 5.35%
Five Year 5.58%
Since 5/2/94, 5.41%

 .  Limited Maturity Fund $13,359
-- Merrill Lynch 90-Day Treasury
   Bill Index $13,267

              Limited Maturity                         Merrill Lynch 91 Day Treasury Bill
                     5435 Value                        ml91tsy    Value
                          -------                                 ---------
BDATE         EDATE        10,000                                    10,000
 5/2/94       5/31/94      10,023          5/1/94      5/31/94       10,030
 6/1/94       6/30/94      10,062          6/1/94      6/30/94       10,071
 7/1/94       7/31/94      10,118          7/1/94      7/31/94       10,107
 8/1/94       8/31/94      10,154          8/1/94      8/31/94       10,142
 9/1/94       9/30/94      10,157          9/1/94      9/30/94       10,179
10/1/94      10/31/94      10,184         10/1/94     10/31/94       10,223
11/1/94      11/30/94      10,198         11/1/94     11/30/94       10,263
12/1/94      12/31/94      10,240         12/1/94     12/31/94       10,314
 1/1/95       1/31/95      10,308          1/1/95      1/31/95       10,366
 2/1/95       2/28/95      10,394          2/1/95      2/28/95       10,416
 3/1/95       3/31/95      10,447          3/1/95      3/31/95       10,469
 4/1/95       4/30/95      10,496          4/1/95      4/30/95       10,518
 5/1/95       5/31/95      10,583          5/1/95      5/31/95       10,572
 6/1/95       6/30/95      10,634          6/1/95      6/30/95       10,626
 7/1/95       7/31/95      10,683          7/1/95      7/31/95       10,677
 8/1/95       8/31/95      10,738          8/1/95      8/31/95       10,731
 9/1/95       9/30/95      10,773          9/1/95      9/30/95       10,778
10/1/95      10/31/95      10,839         10/1/95     10/31/95       10,828
11/1/95      11/30/95      10,899         11/1/95     11/30/95       10,877
12/1/95      12/31/95      10,964         12/1/95     12/31/95       10,936
 1/1/96       1/31/96      11,031          1/1/96      1/31/96       10,986
 2/1/96       2/29/96      11,047          2/1/96      2/29/96       11,030
 3/1/96       3/31/96      11,065          3/1/96      3/31/96       11,071
 4/1/96       4/30/96      11,099          4/1/96      4/30/96       11,118
 5/1/96       5/31/96      11,138          5/1/96      5/31/96       11,167
 6/1/96       6/30/96      11,192          6/1/96      6/30/96       11,213
 7/1/96       7/31/96      11,241          7/1/96      7/31/96       11,264
 8/1/96       8/31/96      11,288          8/1/96      8/31/96       11,315
 9/1/96       9/30/96      11,344          9/1/96      9/30/96       11,368
10/1/96      10/31/96      11,427         10/1/96     10/31/96       11,417
11/1/96      11/30/96      11,483         11/1/96     11/30/96       11,466
12/1/96      12/31/96      11,530         12/1/96     12/31/96       11,517
 1/1/97       1/31/97      11,577          1/1/97      1/31/97       11,569
 2/1/97       2/28/97      11,611          2/1/97      2/28/97       11,615
 3/1/97       3/31/97      11,647          3/1/97      3/31/97       11,664
 4/1/97       4/30/97      11,713          4/1/97      4/30/97       11,719
 5/1/97       5/31/97      11,774          5/1/97      5/31/97       11,779
 6/1/97       6/30/97      11,824          6/1/97      6/30/97       11,822
 7/1/97       7/31/97      11,890          7/1/97      7/31/97       11,876
 8/1/97       8/31/97      11,929          8/1/97      8/31/97       11,926
 9/1/97       9/30/97      11,995          9/1/97      9/30/97       11,981
10/1/97      10/31/97      12,050         10/1/97     10/31/97       12,032
11/1/97      11/30/97      12,087         11/1/97     11/30/97       12,079
12/1/97      12/31/97      12,159         12/1/97     12/31/97       12,131
 1/1/98       1/31/98      12,230          1/1/98      1/31/98       12,188
 2/1/98       2/28/98      12,256          2/1/98      2/28/98       12,231
 3/1/98       3/31/98      12,312          3/1/98      3/31/98       12,289
 4/1/98       4/30/98      12,370          4/1/98      4/30/98       12,344
 5/1/98       5/31/98      12,429          5/1/98      5/31/98       12,395
 6/1/98       6/30/98      12,493          6/1/98      6/30/98       12,447
 7/1/98       7/31/98      12,547          7/1/98      7/31/98       12,502
 8/1/98       8/31/98      12,625          8/1/98      8/31/98       12,559
 9/1/98       9/30/98      12,714          9/1/98      9/30/98       12,623
10/1/98      10/31/98      12,758         10/1/98     10/31/98       12,673
11/1/98      11/30/98      12,806         11/1/98     11/30/98       12,715
12/1/98      12/31/98      12,867         12/1/98     12/31/98       12,764
 1/1/99       1/31/99      12,906          1/1/99      1/31/99       12,809
 2/1/99       2/28/99      12,943          2/1/99      2/28/99       12,846
 3/1/99       3/31/99      13,008          3/1/99      3/31/99       12,899
 4/1/99       4/30/99      13,063          4/1/99      4/30/99       12,945
 5/1/99       5/31/99      13,110          5/1/99      5/31/99       12,996
 6/1/99       6/30/99      13,151          6/1/99      6/30/99       13,050
 7/1/99       7/31/99      13,197          7/1/99      7/31/99       13,104
 8/1/99       8/31/99      13,243          8/1/99      8/31/99       13,156
 9/1/99       9/30/99      13,311          9/1/99      9/30/99       13,215
10/1/99      10/31/99      13,359         10/1/99     10/31/99       13,267

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.


Credit Quality

--------
AAA  81%
AA    3%
A     9%
BBB   7%


    Statistics

    ---------------------------------
     Net Assets (in
      millions)                 $97.8
     Number of Issues              33
     Average Maturity       0.6 years
     SEC Yield                  5.78%

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Asset-Backed Securities (18%)
 2,300,000 Capital Auto
           Receivables Asset
           Trust, 6.06%, 6/15/02    $ 2,296.9
 2,000,000 Case Equipment Loan
           Trust 1998-A, 5.83%,
           2/15/05                    1,978.9
 3,150,423 Chase Manhattan Auto,
           5.75%, 10/15/01            3,143.5
 4,931,802 GSMS 1999,
           5.61%, 11/13/13            4,931.8
   937,887 Olympic Automobile
           Receivables Trust,
           7.88%, 7/15/01               944.3
 1,626,019 Premier Auto Trust,
           6.58%, 10/6/00             1,628.1
 3,000,000 Western 1999A A2,
           5.39%, 8/20/01             2,977.4
                                    ---------
           Asset-Backed
           Securities                17,900.9

 Commercial Paper (26%)
 4,500,000 Cargill, Inc. CP,
           5.67%, 1/28/00             4,437.8
 4,500,000 Caterpillar Financial
           Service CP, 5.28%,
           11/10/99                   4,494.1
 4,000,000 Coca Cola CP,
           5.25%, 11/15/99            3,991.8

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
 4,500,000 Emerson Electric Co.
           CP,
           5.67%, 1/31/00          $ 4,435.5
 4,000,000 Merrill Lynch CP,
           5.28%, 11/15/99           3,991.5
 4,500,000 National Rural
           Utilities CP,
           5.75%, 2/4/00             4,431.7
                                   ---------
           Commercial Paper         25,782.4

 Corporate Bonds (21%)
 2,000,000 Ahmanson Finance
           Note,
           5.88%, 2/27/01            1,985.0
 3,000,000 General Electric
           Capital Corporation,
           6.04%, 1/31/00            3,000.0
 3,000,000 GMAC,
           6.65%, 4/25/01            3,000.0
 1,000,000 IBM Credit
           Corporation,
           5.05%, 1/22/01              985.0
   350,000 MBNA Corporation,
           6.50%, 9/15/00              349.1
 3,000,000 Paccar Financial
           Corporation,
           5.75%, 2/15/01            2,973.8
 3,000,000 SBC Glacier Finance
           Limited,
           5.68%, 9/10/02            2,985.6


28  Payden & Rygel Investment Group

Limited Maturity Fund

Schedule of Portfolio Investments - October 31, 1999
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
 5,000,000 TCI Communication,
           5.76%, 3/12/01          $ 5,027.5
                                   ---------
           Corporate Bonds          20,306.0

 Mortgage-Backed Securities (14%)
 2,619,635 DLJ Mortgage
           Acceptance
           Corporation,
           7.35%, 9/18/03            2,664.9
 3,357,635 FNMA #323682,
           6.88%, 8/1/27             3,440.6
 1,865,296 FNMA 1997-17f,
           5.99%, 11/18/25           1,868.5
   786,363 FNMA, #336471,
           9.50%, 9/1/24               836.2
 2,846,085 GNMA #78075,
           8.00%, 12/15/27           2,910.1
 1,190,890 Headlands Mortgage,
           7.75%, 3/25/12            1,209.9
   557,372 Independent National
           Mortgage, 7.00%,
           3/25/26                     555.5
                                   ---------
           Mortgage-Backed
           Securities               13,485.7

 U.S. Government Agency (8%)
 3,000,000 FHLMC,
           5.51%, 1/21/00            2,962.8
 3,500,000 FHLMC,
           5.42%, 1/27/00            3,454.2
 1,304,192 FHLMC,
           5.74%, 4/15/08            1,303.4
                                   ---------
           U.S. Government
           Agency                    7,720.4

-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 U.S. Treasury (1%)
  1,000,000 U.S. Treasury Note,
            6.25%, 8/31/00          $ 1,005.6

 Investment Companies (14%)
 13,396,107 Dreyfus Treasury
            Cash Management Fund     13,396.1
                                    ---------
 Total (Cost - $99,747.5) (a)
 (102%)                             $99,597.1
                                    =========


Percentages indicated are based on net assets of $97,820,210.

(a) For federal income tax purposes, cost is $99,757.6, and unrealized appreciation (depreciation) of securities is as follows:

   Unrealized appreciation      $  26,223
   Unrealized depreciation       (186,747)
                                ---------
   Net unrealized depreciation  $(160,524)
                                =========

                      See notes to financial statements.

                                                               Annual Report  29

Short Bond Fund

Unaudited

The objective of the Short Bond Fund is to realize a high level of total return consistent with preservation of capital. In order to achieve these objectives the Short Bond Fund invests in a wide variety of investment grade debt securi-ties payable primarily in U.S. dollars. The Fund's maximum average portfolio maturity (on a dollar-weighted basis) is three years.

Portfolio Composition

-------------------------------
Corporate                   41%
Mortgage Backed Securities  32%
Commercial Paper            12%
Treasury/Agency              9%
Asset Backed Securities      4%
Cash Equivalent              2%
-------------------------------


Investment Performance

Average Annual Total Return
for the periods ended October 31, 1999
One Year, 2.89%
Three Year, 5.06%
Five Year, 5.91%
Since 1/1/94, 5.08%

 .  Short Bond Fund $13,352
-- Merrill Lynch 1-3 Year
   Treasury Index $13,738

              Short Bond                            Merrill 1-3 Year Treasury
                    5432 Value                      ml1-3tsy       Value
                         --------                                  -------
BDATE         EDATE        10,000                                   10,000
 1/1/94      1/31/94       10,051        1/1/94        1/31/94      10,064
 2/1/94      2/28/94        9,997        2/1/94        2/28/94      10,000
 3/1/94      3/31/94        9,938        3/1/94        3/31/94       9,950
 4/1/94      4/30/94        9,885        4/1/94        4/30/94       9,915
 5/1/94      5/31/94        9,898        5/1/94        5/31/94       9,929
 6/1/94      6/30/94        9,927        6/1/94        6/30/94       9,958
 7/1/94      7/31/94       10,002        7/1/94        7/31/94      10,044
 8/1/94      8/31/94       10,038        8/1/94        8/31/94      10,079
 9/1/94      9/30/94       10,000        9/1/94        9/30/94      10,056
10/1/94     10/31/94       10,021       10/1/94       10/31/94      10,079
11/1/94     11/30/94       10,014       11/1/94       11/30/94      10,034
12/1/94     12/31/94       10,038       12/1/94       12/31/94      10,057
 1/1/95      1/31/95       10,160        1/1/95        1/31/95      10,197
 2/1/95      2/28/95       10,296        2/1/95        2/28/95      10,337
 3/1/95      3/31/95       10,368        3/1/95        3/31/95      10,395
 4/1/95      4/30/95       10,455        4/1/95        4/30/95      10,487
 5/1/95      5/31/95       10,667        5/1/95        5/31/95      10,670
 6/1/95      6/30/95       10,728        6/1/95        6/30/95      10,728
 7/1/95      7/31/95       10,754        7/1/95        7/31/95      10,772
 8/1/95      8/31/95       10,831        8/1/95        8/31/95      10,836
 9/1/95      9/30/95       10,888        9/1/95        9/30/95      10,889
10/1/95     10/31/95       10,979       10/1/95       10/31/95      10,981
11/1/95     11/30/95       11,095       11/1/95       11/30/95      11,078
12/1/95     12/31/95       11,185       12/1/95       12/31/95      11,163
 1/1/96      1/31/96       11,279        1/1/96        1/31/96      11,258
 2/1/96      2/29/96       11,207        2/1/96        2/29/96      11,210
 3/1/96      3/31/96       11,155        3/1/96        3/31/96      11,200
 4/1/96      4/30/96       11,132        4/1/96        4/30/96      11,210
 5/1/96      5/31/96       11,147        5/1/96        5/31/96      11,233
 6/1/96      6/30/96       11,225        6/1/96        6/30/96      11,313
 7/1/96      7/31/96       11,261        7/1/96        7/31/96      11,358
 8/1/96      8/31/96       11,303        8/1/96        8/31/96      11,397
 9/1/96      9/30/96       11,389        9/1/96        9/30/96      11,500
10/1/96     10/31/96       11,515       10/1/96       10/31/96      11,630
11/1/96     11/30/96       11,597       11/1/96       11/30/96      11,719
12/1/96     12/31/96       11,594       12/1/96       12/31/96      11,719
 1/1/97      1/31/97       11,647        1/1/97        1/31/97      11,774
 2/1/97      2/28/97       11,687        2/1/97        2/28/97      11,801
 3/1/97      3/31/97       11,676        3/1/97        3/31/97      11,797
 4/1/97      4/30/97       11,772        4/1/97        4/30/97      11,893
 5/1/97      5/31/97       11,839        5/1/97        5/31/97      11,974
 6/1/97      6/30/97       11,899        6/1/97        6/30/97      12,057
 7/1/97      7/31/97       11,993        7/1/97        7/31/97      12,189
 8/1/97      8/31/97       11,993        8/1/97        8/31/97      12,200
 9/1/97      9/30/97       12,086        9/1/97        9/30/97      12,293
10/1/97     10/31/97       12,151       10/1/97       10/31/97      12,384
11/1/97     11/30/97       12,207       11/1/97       11/30/97      12,414
12/1/97     12/31/97       12,271       12/1/97       12/31/97      12,499
 1/1/98      1/31/98       12,338        1/1/98        1/31/98      12,621
 2/1/98      2/28/98       12,337        2/1/98        2/28/98      12,631
 3/1/98      3/31/98       12,413        3/1/98        3/31/98      12,683
 4/1/98      4/30/98       12,485        4/1/98        4/30/98      12,742
 5/1/98      5/31/98       12,534        5/1/98        5/31/98      12,810
 6/1/98      6/30/98       12,608        6/1/98        6/30/98      12,877
 7/1/98      7/31/98       12,659        7/1/98        7/31/98      12,937
 8/1/98      8/31/98       12,771        8/1/98        8/31/98      13,099
 9/1/98      9/30/98       12,941        9/1/98        9/30/98      13,273
10/1/98     10/31/98       12,977       10/1/98       10/31/98      13,338
11/1/98     11/30/98       13,037       11/1/98       11/30/98      13,326
12/1/98     12/31/98       13,064       12/1/98       12/31/98      13,373
 1/1/99      1/31/99       13,103        1/1/99        1/31/99      13,426
 2/1/99      2/28/99       13,026        2/1/99        2/28/99      13,361
 3/1/99      3/31/99       13,146        3/1/99        3/31/99      13,453
 4/1/99      4/30/99       13,201        4/1/99        4/30/99      13,496
 5/1/99      5/31/99       13,162        5/1/99        5/31/99      13,488
 6/1/99      6/30/99       13,183        6/1/99        6/30/99      13,529
 7/1/99      7/31/99       13,179        7/1/99        7/31/99      13,573
 8/1/99      8/31/99       13,212        8/1/99        8/31/99      13,612
 9/1/99      9/30/99       13,302        9/1/99        9/30/99      13,701
10/1/99     10/31/99       13,352       10/1/99       10/31/99      13,738

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.


Credit Quality

--------
AAA  58%
AA    6%
A    24%
BBB   8%
BB    4%


    Statistics

    ---------------------------------
     Net Assets (in
      millions)                 $54.6
     Number of Issues              32
     Average Maturity       2.0 years
     SEC Yield                  6.48%

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
 Asset Backed Securities (4%)
 2,150,000 Premier Auto Trust
           1998-2 A3,
           5.77%, 1/6/02           $ 2,144.0

 Commercial Paper (13%)
 3,500,000 Coca Cola CP,
           5.25%, 11/15/99           3,492.9
 3,500,000 Merrill Lynch CP,
           5.28%, 11/15/99           3,492.8
                                   ---------
           Commercial Paper          6,985.7

 Corporate Bonds (45%)
 1,000,000 Ahmanson Finance
           Note,
           5.88%, 2/27/01              992.5
 2,000,000 Caterpillar Finance
           Services,
           6.95%,10/10/00            2,017.3
 1,000,000 Ford Motor Credit
           Global,
           6.50%, 2/28/02              995.0
 1,000,000 General Electric
           Capital Corporation,
           6.01%, 4/30/01              993.7
 2,150,000 GMAC,
           8.50%, 1/1/03             2,249.4
 1,000,000 Honeywell, Inc.,
           6.75%, 3/15/02            1,002.5

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
 1,800,000 IBM Credit
           Corporation,
           5.18%, 2/5/01           $ 1,775.2
 1,000,000 International Lease
           Corporation,
           6.45%, 9/11/00            1,000.0
 1,000,000 John Deere Capital
           Corporation,
           5.85%, 1/15/01              992.5
 2,000,000 Korea Development
           Bank,
           7.13%, 9/17/01            1,995.0
 1,000,000 MBNA Corporation,
           6.15%, 10/1/03              966.3
 2,000,000 Merrill Lynch & Co.,
           5.93%, 3/23/01            1,982.5
 3,000,000 Merrill Lynch
           Hutchinson,
           7.49%, 8/26/00(c)         3,000.0
 1,000,000 Salomon, Inc.,
           6.88%, 12/15/03             991.2
 2,000,000 TCI Communication,
           5.76%, 3/12/01(c)         2,011.0
 1,500,000 Wal Mart Stores,
           6.75%, 5/15/02            1,507.5
                                   ---------
           Corporate Bonds          24,471.6



30  Payden & Rygel Investment Group

Short Bond Fund

Schedule of Portfolio Investments - October 31, 1999
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
 Mortgage-Backed Securities (34%)
 1,474,659 CS First Boston
           Mortgage Securities
           1997-C2,
           6.40%, 2/17/04(c)       $ 1,458.0
 2,295,321 FHLMC CMO,
           5.84%, 4/15/26            2,282.6
 1,370,445 FHLMC,
           6.14%, 3/15/18            1,373.0
 1,865,296 FNMA 1997-17F,
           6.05%, 11/18/25           1,868.5
 1,319,381 FNMA 1997-32,
           6.29%, 4/25/27            1,328.9
 1,967,256 FNMA ARM #514721,
           6.12%, 9/1/29             1,943.3
 5,000,000 FNMA TBA,
           6.50%, 5/1/13(b)          4,898.4
   728,362 Headlands Mortgage,
           7.75%, 3/25/12              740.0
 2,858,062 Morgan Stanley
           Capital,
           6.22%, 6/3/30             2,777.7
   168,152 Residential Funding
           Corporation,
           6.25%, 10/25/23             168.3
                                   ---------
           Mortgage-Backed
           Securities               18,838.7

 U.S. Government Agency (6%)
 3,500,000 FHLMC,
           5.23%, 11/4/99            3,498.5


-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 U.S. Treasury (4%)
 2,000,000 U.S. Treasury Note,
           6.25%, 6/30/02           $ 2,017.3

 Investment Companies (2%)
 1,085,751 Dreyfus Treasury Cash
           Management Fund            1,085.8
                                    ---------
 Total (Cost - $59,460.6) (a)       $59,041.6
 (108%)
                                    =========


Percentages indicated are based on net assets of $54,559,305.
All of the securities listed above are held by the custodian in a segregated account.

(a) For federal income tax purposes, cost is $59,558.6, and unrealized appreciation (depreciation) of securities is as follows:

   Unrealized appreciation      $  50,941
   Unrealized depreciation       (466,103)
                                ---------
   Net unrealized depreciation  $(517,044)
                                =========

(b) Security was purchased on a delayed delivery basis.

(c) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                      See notes to financial statements.

                                                               Annual Report  31

U.S. Government Fund

Unaudited

The objective of the U.S. Government Fund is to realize a high level of total return consistent with preservation of capital. The fund invests primarily in U.S. Government obligations, i.e., U.S. Treasury bonds, notes and bills and other bonds and obligations issued or guaranteed by the U.S. Government, U.S. Government-sponsored enterprises, or federal agencies.

Portfolio Composition

--------------------
Mortgage Backed  55%
Agency           38%
Treasury          6%
Cash Equivalent   1%
--------------------

Credit Quality

---------
AAA  100%


Investment Performance

Average Annual Total Return
for the periods ended October 31, 1999
One Year, 1.76%
Three Year, 5.44%
Since 1/1/95, 6.84%

 .  U.S. Government Fund 13,769
-- Composite Index *14,070

              U.S. Government                             Composite Index
                    5436 Value                                      Value
                         ---------                                  ----------
BDATE         EDATE        10,000                                      10,000
 1/1/95      1/31/95       10,130            1/1/95      1/31/95       10,162
 2/1/95      2/28/95       10,287            2/1/95      2/28/95       10,356
 3/1/95      3/31/95       10,337            3/1/95      3/31/95       10,413
 4/1/95      4/30/95       10,460            4/1/95      4/30/95       10,533
 5/1/95      5/31/95       10,787            5/1/95      5/31/95       10,831
 6/1/95      6/30/95       10,863            6/1/95      6/30/95       10,902
 7/1/95      7/31/95       10,843            7/1/95      7/31/95       10,907
 8/1/95      8/31/95       10,946            8/1/95      8/31/95       10,995
 9/1/95      9/30/95       11,019            9/1/95      9/30/95       11,068
10/1/95     10/31/95       11,161           10/1/95     10/31/95       11,191
11/1/95     11/30/95       11,329           11/1/95     11/30/95       11,328
12/1/95     12/31/95       11,473           12/1/95     12/31/95       11,442
 1/1/96      1/31/96       11,568            1/1/96      1/31/96       11,540
 2/1/96      2/29/96       11,372            2/1/96      2/29/96       11,416
 3/1/96      3/31/96       11,251            3/1/96      3/31/96       11,361
 4/1/96      4/30/96       11,185            4/1/96      4/30/96       11,327
 5/1/96      5/31/96       11,166            5/1/96      5/31/96       11,322
 6/1/96      6/30/96       11,279            6/1/96      6/30/96       11,434
 7/1/96      7/31/96       11,328            7/1/96      7/31/96       11,469
 8/1/96      8/31/96       11,334            8/1/96      8/31/96       11,483
 9/1/96      9/30/96       11,496            9/1/96      9/30/96       11,630
10/1/96     10/31/96       11,743           10/1/96     10/31/96       11,820
11/1/96     11/30/96       11,897           11/1/96     11/30/96       11,962
12/1/96     12/31/96       11,816           12/1/96     12/31/96       11,897
 1/1/97      1/31/97       11,842            1/1/97      1/31/97       11,941
 2/1/97      2/28/97       11,880            2/1/97      2/28/97       11,959
 3/1/97      3/31/97       11,805            3/1/97      3/31/97       11,889
 4/1/97      4/30/97       11,919            4/1/97      4/30/97       12,022
 5/1/97      5/31/97       11,999            5/1/97      5/31/97       12,116
 6/1/97      6/30/97       12,081            6/1/97      6/30/97       12,218
 7/1/97      7/31/97       12,272            7/1/97      7/31/97       12,447
 8/1/97      8/31/97       12,228            8/1/97      8/31/97       12,397
 9/1/97      9/30/97       12,328            9/1/97      9/30/97       12,532
10/1/97     10/31/97       12,460           10/1/97     10/31/97       12,679
11/1/97     11/30/97       12,505           11/1/97     11/30/97       12,708
12/1/97     12/31/97       12,595           12/1/97     12/31/97       12,812
 1/1/98      1/31/98       12,812            1/1/98      1/31/98       12,963
 2/1/98      2/28/98       12,805            2/1/98      2/28/98       12,959
 3/1/98      3/31/98       12,850            3/1/98      3/31/98       13,006
 4/1/98      4/30/98       12,913            4/1/98      4/30/98       13,066
 5/1/98      5/31/98       12,994            5/1/98      5/31/98       13,143
 6/1/98      6/30/98       13,064            6/1/98      6/30/98       13,219
 7/1/98      7/31/98       13,124            7/1/98      7/31/98       13,277
 8/1/98      8/31/98       13,300            8/1/98      8/31/98       13,491
 9/1/98      9/30/98       13,535            9/1/98      9/30/98       13,739
10/1/98     10/31/98       13,531           10/1/98     10/31/98       13,796
11/1/98     11/30/98       13,528           11/1/98     11/30/98       13,759
12/1/98     12/31/98       13,576           12/1/98     12/31/98       13,804
 1/1/99      1/31/99       13,627            1/1/99      1/31/99       13,868
 2/1/99      2/28/99       13,476            2/1/99      2/28/99       13,735
 3/1/99      3/31/99       13,577            3/1/99      3/31/99       13,836
 4/1/99      4/30/99       13,633            4/1/99      4/30/99       13,878
 5/1/99      5/31/99       13,575            5/1/99      5/31/99       13,829
 6/1/99      6/30/99       13,601            6/1/99      6/30/99       13,873
 7/1/99      7/31/99       13,584            7/1/99      7/31/99       13,903
 8/1/99      8/31/99       13,597            8/1/99      8/31/99       13,940
 9/1/99      9/30/99       13,726            9/1/99      9/30/99       14,042
10/1/99     10/31/99       13,769           10/1/99     10/31/99       14,070

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.
*Composite Index: Lehman Intermediate Treasury Index,
1/95 through 12/97, Merrill Lynch 1-5 Year Treasury Index, 1/98 Forward


   Statistics

   ---------------------------------
    Net Assets (in
     millions)                 $72.5
    Number of Issues              21
    Average Maturity       3.0 years
    SEC Yield                  6.00%

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal      Security
 or Shares    Description      Value (000)
------------------------------------------
 Mortgage-Backed Securities
 (67%)
 3,000,000 FHLB,
           5.13%, 9/15/03       $ 2,872.3
 2,694,508 FHLMC CMO,
           5.84%, 4/15/26         2,679.6
 7,000,000 FHLMC,
           5.23%, 11/04/99        6,997.0
 2,395,117 FNMA #380459,
           6.27%, 7/1/05          2,320.9
 2,271,111 FNMA #421914,
           5.86%, 3/12/28         2,229.3
 3,539,000 FNMA 1993-103 PG,
           6.25%, 6/25/19         3,518.8
 2,300,000 FNMA 1997-35 PC,
           6.75%, 5/18/18         2,308.5
   652,517 FNMA 1997-67 FC,
           5.73%, 12/18/19          652.0
 1,756,082 FNMA ARM #323790,
           6.40%, 5/1/29          1,737.4
 2,583,310 FNMA G 1994-7 F,
           5.88%, 12/17/19        2,589.7
 7,000,000 FNMA TBA,
           6.00%, 4/1/13(b)       6,722.2

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 10,000,000 FNMA TBA,
            6.50%, 4/1/13(b)        $ 9,796.8
  4,435,302 FNMA,
            7.00%, 11/1/13            4,421.6
                                    ---------
            Mortgage-Backed
            Securities               48,846.1

 U.S. Government Agency (46%)
  5,000,000 FHLB,
            5.72%, 4/14/00            4,999.9
  9,900,000 FHLMC,
            5.48%, 08/11/00           9,472.0
  3,000,000 FHLMC,
            5.75%, 11/15/09           2,985.0
  5,500,000 FHLMC,
            5.75%, 7/15/03            5,388.4
  3,000,000 FNMA,
            5.25%, 1/15/03            2,896.1
  8,000,000 FNMA,
            5.46%, 8/3/00             7,665.1
                                    ---------
            U.S. Government
            Agency                   33,406.5

 U.S. Treasury (8%)
  5,500,000 U.S. Treasury Note,
            5.50%, 12/31/00           5,489.1


32  Payden & Rygel Investment Group

U.S. Government Fund

Schedule of Portfolio Investments - October 31, 1999
-------------------------------------------------------------------------------

 Principal
 or Shares Security Description   Value (000)
---------------------------------------------
 Investment Companies (1%)
  973,317  Dreyfus Treasury
           Cash Management Fund    $   973.3
                                   ---------
 Total (Cost - $89,948.9) (a)      $88,715.0
 (122%)
                                   =========


Percentages indicated are based on net assets of $72,535,413.

All of the securities listed above are held by the custodian in a segregated account.

(a) For federal income tax purposes, cost is $90,478.3, and unrealized appreciation (depreciation) of securities is as follows:

   Unrealized appreciation      $   529,453
   Unrealized depreciation       (1,233,931)
                                -----------
   Net unrealized depreciation  $(1,763,384)
                                ===========

(b) Security was purchased on a delayed delivery basis.

                      See notes to financial statements.

                                                               Annual Report  33

GNMA Fund

Unaudited

The objective of the GNMA Fund is to realize a high level of total return con-sistent with preservation of capital. The Fund invests primarily in Government National mortgage Association mortgage backed securities, which are debt secu-rities representing part ownership in a pool of mortgage loans backed by the U.S. Government.

Portfolio Composition

-----------------
GNMA          79%
Other Agency  21%
-----------------

Coupon Mix

--------------------
6.00%             4%
6.50%            24%
7.00%            31%
7.50%            26%
8.00%            15%
8.50% and above   0%


Investment Performance

Average Annual Total Return
for the periods ended October 31, 1999
Since 8/27/99, 10.89%%

 .  GNMA Fund $10,182
-- Merrill Lynch 1-3 Year
   Treasury Index $10,210

              GNMA Fund                                Merrill GNMA Master
                        5437 Value                     MGNM
                             -------
                                10,000                                            10,000
      8/27/99      8/31/99       9,950                8/27/99       8/31/99        9,932
       9/1/99      9/30/99      10,154                 9/1/99       9/30/99       10,108
      10/1/99     10/31/99      10,182                10/1/99      10/31/99       10,210

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.


   Statistics

   ---------------------------------
    Net Assets (in
     millions)                $121.2
    Number of Issues              22
    Average Maturity       8.0 years
    SEC Yield                  6.02%

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal       Security
 or Shares      Description      Value (000)
--------------------------------------------
 Mortgage-Backed Securities
 (102%)
 28,000,000 FHLMC TBA,
            7.50%, 10/1/27 (b)   $ 28,078.7
  3,179,061 FNMA 1992-16 KC,
            7.00%, 11/25/00         3,179.1
  4,030,247 GNMA II #2631,
            7.00%, 8/20/28          3,934.5
  7,989,886 GNMA #2809,
            7.00%, 9/20/29          7,800.1
 18,000,000 GNMA #2824,
            7.00%, 10/20/29        17,572.5
  5,679,105 GNMA #473045,
            6.50%, 7/15/29          5,425.3
  3,289,843 GNMA #473017,
            6.50%, 7/15/29          3,142.8
  5,163,655 GNMA #498288,
            7.00%, 1/15/29          5,063.6
  4,495,273 GNMA #502609,
            6.00%, 3/15/29          4,170.8
  3,997,372 GNMA #505138,
            8.00%, 9/15/29          4,084.8

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
  7,742,463 GNMA #507768,
            6.50%, 4/15/29         $  7,396.5
  5,442,073 GNMA #518419,
            6.50%, 9/15/29            5,198.9
  2,976,319 GNMA #780852,
            6.50%, 9/15/13            2,923.2
  3,000,001 GNMA #780759,
            6.50%, 4/15/13            2,946.5
  2,500,000 GNMA II #80331,
            6.50%, 10/20/29           2,509.4
 12,000,000 GNMA TBA,
            8.00%, 11/15/28 (b)      12,255.0
  6,237,704 GNMA 1996-6 PC,
            6.50%, 5/16/12            6,237.1
  1,662,927 GNMA 1996-6 A,
            6.50%, 10/16/08           1,663.1
                                   ----------
            Mortgage-Backed
            Securities              123,581.9


34  Payden & Rygel Investment Group

GNMA Fund

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 U.S Government Agency (28%)
  1,000,000 FHLMC Discount Note,
            5.16%, 11/1/99         $  1,000.0
  3,200,000 FHLMC Discount Note,
            5.50%, 1/20/00            3,160.9
 29,500,000 FNMA Discount Note,
            5.54%, 1/20/00           29,136.8
                                   ----------
            U.S. Government
            Agency                   33,297.7

 Investment Companies (0%)
    255,802 Dreyfus Treasury
            Cash Management Fund        255.8
                                   ----------

 Total (Cost - $156,457.6) (a)     $157,135.4
 (130%)
                                   ==========


Percentages indicated are based on net assets of $121,160,839.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $690,357
   Unrealized depreciation       (12,564)
                                --------
   Net unrealized appreciation  $677,793
                                ========

(b) Security was purchased on a delayed delivery basis.

                                                               Annual Report  35

[LOGO OF INVESTMENT QUALITY BOND FUND]
Unaudited

The objective of the Investment Quality Bond Fund is to realize a high level of total return consistent with preservation of capital. In order to achieve these objectives the Investment Quality Bond Fund invests in a wide variety of in-vestment grade debt securities payable primarily in U.S. dollars.

Portfolio Composition

---------------------
Mortgage Backed   36%
Corporate         29%
Treasury/Agency   19%
Commercial Paper   9%
Asset Backed       5%
Cash Equivalent    2%
---------------------

Credit Quality

--------
AAA  57%
AA   10%
A    18%
BBB  15%


Investment Performance

Average Annual Total Return
for the periods ended October 31, 1999
One Year, -0.71%
Three Year, 5.27%
Five Year, 7.32%
Since 1/1/94, 5.22%

 .  Investment Quality Bond
   Fund $13,457
-- Lehman Aggregate
   Index $14,156


              Investment Quality Bond Fund                 Lehman Aggregate Index
                             5434  Value                         lehmagg      Value
                                  -------                                     ------
BDATE               EDATE          10,000                                     10,000
       1/1/94        1/31/94       10,190           1/1/94       1/31/94      10,135
       2/1/94        2/28/94        9,877           2/1/94       2/28/94       9,959
       3/1/94        3/31/94        9,642           3/1/94       3/31/94       9,713
       4/1/94        4/30/94        9,554           4/1/94       4/30/94       9,636
       5/1/94        5/31/94        9,545           5/1/94       5/31/94       9,635
       6/1/94        6/30/94        9,506           6/1/94       6/30/94       9,613
       7/1/94        7/31/94        9,668           7/1/94       7/31/94       9,804
       8/1/94        8/31/94        9,632           8/1/94       8/31/94       9,816
       9/1/94        9/30/94        9,479           9/1/94       9/30/94       9,672
      10/1/94       10/31/94        9,452          10/1/94      10/31/94       9,663
      11/1/94       11/30/94        9,483          11/1/94      11/30/94       9,642
      12/1/94       12/31/94        9,531          12/1/94      12/31/94       9,708
       1/1/95        1/31/95        9,707           1/1/95       1/31/95       9,900
       2/1/95        2/28/95        9,916           2/1/95       2/28/95      10,136
       3/1/95        3/31/95        9,989           3/1/95       3/31/95      10,198
       4/1/95        4/30/95       10,114           4/1/95       4/30/95      10,341
       5/1/95        5/31/95       10,557           5/1/95       5/31/95      10,741
       6/1/95        6/30/95       10,616           6/1/95       6/30/95      10,819
       7/1/95        7/31/95       10,555           7/1/95       7/31/95      10,795
       8/1/95        8/31/95       10,698           8/1/95       8/31/95      10,925
       9/1/95        9/30/95       10,833           9/1/95       9/30/95      11,032
      10/1/95       10/31/95       11,001          10/1/95      10/31/95      11,175
      11/1/95       11/30/95       11,208          11/1/95      11/30/95      11,343
      12/1/95       12/31/95       11,410          12/1/95      12/31/95      11,502
       1/1/96        1/31/96       11,465           1/1/96       1/31/96      11,578
       2/1/96        2/29/96       11,135           2/1/96       2/29/96      11,377
       3/1/96        3/31/96       10,999           3/1/96       3/31/96      11,298
       4/1/96        4/30/96       10,891           4/1/96       4/30/96      11,234
       5/1/96        5/31/96       10,849           5/1/96       5/31/96      11,212
       6/1/96        6/30/96       10,979           6/1/96       6/30/96      11,362
       7/1/96        7/31/96       10,983           7/1/96       7/31/96      11,393
       8/1/96        8/31/96       11,113           8/1/96       8/31/96      11,374
       9/1/96        9/30/96       11,216           9/1/96       9/30/96      11,572
      10/1/96       10/31/96       11,536          10/1/96      10/31/96      11,829
      11/1/96       11/30/96       11,738          11/1/96      11/30/96      12,031
      12/1/96       12/31/96       11,609          12/1/96      12/31/96      11,919
       1/1/97        1/31/97       11,646           1/1/97       1/31/97      11,956
       2/1/97        2/28/97       11,660           2/1/97       2/28/97      11,986
       3/1/97        3/31/97       11,535           3/1/97       3/31/97      11,853
       4/1/97        4/30/97       11,709           4/1/97       4/30/97      12,030
       5/1/97        5/31/97       11,803           5/1/97       5/31/97      12,144
       6/1/97        6/30/97       11,930           6/1/97       6/30/97      12,288
       7/1/97        7/31/97       12,257           7/1/97       7/31/97      12,619
       8/1/97        8/31/97       12,170           8/1/97       8/31/97      12,512
       9/1/97        9/30/97       12,357           9/1/97       9/30/97      12,696
      10/1/97       10/31/97       12,510          10/1/97      10/31/97      12,880
      11/1/97       11/30/97       12,566          11/1/97      11/30/97      12,940
      12/1/97       12/31/97       12,654          12/1/97      12/31/97      13,070
       1/1/98        1/31/98       12,800           1/1/98       1/31/98      13,238
       2/1/98        2/28/98       12,757           2/1/98       2/28/98      13,228
       3/1/98        3/31/98       12,835           3/1/98       3/31/98      13,273
       4/1/98        4/30/98       12,899           4/1/98       4/30/98      13,343
       5/1/98        5/31/98       13,011           5/1/98       5/31/98      13,469
       6/1/98        6/30/98       13,102           6/1/98       6/30/98      13,583
       7/1/98        7/31/98       13,143           7/1/98       7/31/98      13,612
       8/1/98        8/31/98       13,327           8/1/98       8/31/98      13,834
       9/1/98        9/30/98       13,684           9/1/98       9/30/98      14,158
      10/1/98       10/31/98       13,553          10/1/98      10/31/98      14,083
      11/1/98       11/30/98       13,634          11/1/98      11/30/98      14,163
      12/1/98       12/31/98       13,676          12/1/98      12/31/98      14,206
       1/1/99        1/31/99       13,786           1/1/99       1/31/99      14,306
       2/1/99        2/28/99       13,504           2/1/99       2/28/99      14,056
       3/1/99        3/31/99       13,615           3/1/99       3/31/99      14,133
       4/1/99        4/30/99       13,671           4/1/99       4/30/99      14,179
       5/1/99        5/31/99       13,479           5/1/99       5/31/99      14,054
       6/1/99        6/30/99       13,439           6/1/99       6/30/99      14,009
       7/1/99        7/31/99       13,318           7/1/99       7/31/99      13,949
       8/1/99        8/31/99       13,297           8/1/99       8/31/99      13,942
       9/1/99        9/30/99       13,413           9/1/99       9/30/99      14,103
      10/1/99       10/31/99       13,457          10/1/99      10/31/99      14,156

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.


   Statistics

   ------------------------------------
    Net Assets (in millions)     $195.2
    Number of Issues                 54
    Average Maturity          9.9 years
    SEC Yield                     6.94%

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)
---------------------------------------------
 Asset-Backed Securities (7%)
 3,300,000 Green Tree Financial
           Corp.,
           6.93%, 7/15/28         $  3,301.0
 2,164,306 IMC Home Equity Loan
           Trust
           1997 - 6 A,
           5.58%, 1/20/28            2,159.3
 2,220,000 MBNA Master Credit
           Card Trust,
           6.60%, 11/15/04           2,257.9
 1,645,930 Structured Asset
           Notes Transactions,
           7.16%, 10/28/03           1,613.0
 5,000,000 WFS Financial Owner
           Trust,
           5.55%, 2/20/03            4,936.0
                                  ----------
           Asset-Backed
           Securities               14,267.2

 Commercial Paper (13%)
 7,000,000 Coca Cola CP,
           5.25%, 11/15/99           6,985.7
 4,500,000 Emerson Electric CP,
           5.25%, 11/15/99           4,490.8
 9,000,000 General Electric
           Capital Corp. CP,
           5.26%, 11/24/99           9,000.0
 4,000,000 Merrill Lynch CP,
           5.28%, 11/15/99           3,991.8
                                  ----------
           Commercial Paper         24,468.3

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Corporate Bonds (40%)
  4,000,000 Ahmanson Finance
            Note,
            8.25%, 10/1/02          $ 4,125.0
  4,100,000 AMR Corporate Note,
            9.82%, 10/25/11           4,694.5
  1,598,474 BSMSI,
            6.51%, 1/25/07            1,590.5
  1,050,000 Citicorp,
            6.65%, 5/15/00            1,053.9
  4,000,000 Duke Capital Corp.,
            7.50%, 10/1/09            4,045.0
  5,000,000 FC CBO,
            8.43%, 6/3/09 (c)         4,500.0
  4,000,000 Grand Metropolitan
            Investment,
            8.63%, 8/15/01            4,130.0
  2,425,000 Hanson Overseas PLC,
            6.75%, 9/15/05            2,379.5
  4,000,000 IBM Corporation,
            5.40%, 1/26/09            3,600.0
  4,000,000 MBNA American Bank,
            6.10%, 12/15/00           3,980.0
 10,000,000 Merrill Lynch
            Hutchinson,
            7.49%, 8/26/00 (c)       10,000.0

36  Payden & Rygel Investment Group

[LOGO OF INVESTMENT QUALITY BOND FUND]
Schedule of Portfolio Investments - October 31, 1999
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
  1,042,128 Navistar Financial
            Corp.,
            6.75%, 3/15/02         $  1,044.5
  4,000,000 Norfolk Southern,
            7.70%, 5/15/17            4,015.0
  6,000,000 Putnam CBO II,
            6.88%, 11/8/09 (c)        5,362.5
  1,500,000 Salomon, Inc.,
            6.54%, 7/23/01            1,500.4
  1,500,000 Salomon, Inc.,
            7.25%, 5/1/01             1,511.3
  4,000,000 TCI Communication,
            6.38%, 3/12/01            4,022.0
  4,000,000 Tele-Communications,
            8.25%, 1/15/03            4,150.0
    650,000 Time Warner
            Entertainment,
            8.38%, 3/15/23              692.3
  3,000,000 Time Warner, Inc.,
            7.75%, 6/15/05            3,075.0
  4,000,000 Wal Mart Stores,
            6.75%, 5/15/02            4,020.0
  4,000,000 Wells Fargo & Co.,
            6.63%, 7/15/04            3,965.0
                                   ----------
            Corporate Bonds          77,456.4

 Mortgage-Backed Securities (49%)
  6,300,000 DLJ Commercial
            Mortgage Corp.,
            7.30%, 6/1/09             6,347.3
  1,951,935 FHLMC,
            8.50%, 6/1/22             2,037.3
 11,000,000 FNMA TBA,
            6.00%, 8/1/29 (b)        10,250.6
 11,100,000 FNMA TBA,
            6.00%, 9/1/14 (b)        10,666.3
 17,200,000 FNMA TBA,
            7.00%, 4/1/28 (b)        16,877.5
 11,500,000 FNMA TBA,
            7.50%, 4/1/28 (b)        11,514.4
  8,000,000 GMAC 1999 - CL,
            6.18%, 5/15/33            7,460.0
    492,664 GNMA #399001,
            8.00%, 12/15/26             503.4
  3,919,884 GNMA #48928,
            8.00%, 6/15/28            4,005.6
  2,019,062 GNMA #780743,
            8.00%, 12/15/26           2,064.5
 24,000,000 GNMA TBA,
            6.50%, 6/1/29 (b)        22,912.3
    804,282 GNMA,
            8.00%, 7/15/25              821.9
                                   ----------
            Mortgage-Backed
            Securities               95,461.1

-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 U.S. Government Agency (3%)
  7,200,000 FNMA,
            6.25%, 5/15/29         $  6,624.0

 U.S. Treasury (22%)
 14,261,330 Treasury Inflation
            Protection Security,
            3.88%, 1/15/09           13,994.8
  7,500,000 U. S. Treasury Bond,
            5.50%, 2/15/08            7,186.3
    700,000 U.S. Treasury Bond,
            6.25%, 8/15/23              684.2
  3,600,000 U.S. Treasury Note,
            5.50%, 2/28/03            3,552.4
  4,000,000 U.S. Treasury Note,
            6.25%, 6/30/02            4,034.6
  2,500,000 U.S. Treasury Note,
            6.63%, 4/30/02            2,543.3
  6,250,000 U.S. Treasury Note,
            6.63%, 5/15/07            6,407.6
    500,000 U.S. Treasury Note,
            7.50%, 2/15/05              531.1
 16,000,000 U.S. Treasury Strip,
            0.00%, 8/15/20            4,148.3
                                   ----------
            U.S. Treasury            43,082.6

 Investment Companies (2%)
  3,633,874 Dreyfus Treasury
            Cash
            Management Fund           3,633.9
                                   ----------

 Total (Cost - $270,915.5) (a)     $264,993.5
 (136%)
                                   ==========


Percentages indicated are based on net assets of $195,227,850.

All of the securities listed above are held by the custodian in a segregated account.

(a) For federal income tax purposes, cost is $272,576.5, and unrealized appreciation (depreciation) of securities is as follows:

   Unrealized appreciation      $ 1,344,172
   Unrealized depreciation       (6,238,880)
                                -----------
   Net unrealized depreciation  $(7,583,052)
                                ===========

(b) Security was purchased on a delayed delivery basis.

(c) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                      See notes to financial statements.

                                                               Annual Report  37

[LOGO OF INVESTMENT QUALITY BOND FUND]

At October 31, 1999, the Fund's open futures contracts were as follows:

                                                                Unrealized
Number of                           Expiration     Current      Appreciation
Contracts   Contract Type              Date         Value      (Depreciation)
-----------------------------------------------------------------------------
295         U.S. Treasury 10 Year
             Note Future (Short)      Dec-99     $32,367,031     $(10,711)
82          U.S. Treasury Bond
             Future                   Dec-99       9,314,688      (63,151)
                                                                 --------
                                                                 $(73,862)
                                                                 ========

The Fund's activity in written options for the year ended October 31, 1999 was as follows:

                                            Number of  Contracts
                                            Contracts   Premium
------------------------------------------------------------------
Options outstanding at beginning of period      800   $ 2,189,750
Options sold                                   1200     2,736,625
Options canceled in closing transactions      (2000)   (4,926,375)
Options expired prior to exercise                 0             0
                                              -----   -----------
Options outstanding at end of period              0   $         0
                                              =====   ===========



                       See notes to financial statements.

38  Payden & Rygel Investment Group

[LOGO OF TOTAL RETURN FUND]
Unaudited
The objective of the Total Return Fund is to realize a high level of total re-turn consistent with preservation of capital. The Fund invests in a wide vari-ety of debt instruments and income-producing securities, payable both in U.S. dollars and foreign currencies. The Total Return Fund generally invests in in-vestment grade debt securities, but may invest up to 25% of its assets in below investment grade securities.

Portfolio Composition

---------------------
Treasury/Agency   22%
Corporate         21%
Mortgage Backed   40%
Asset Backed       7%
Commercial Paper   8%
Cash               2%
---------------------

Credit Quality

----------------
AAA          75%
AA            1%
A             6%
BBB          13%
BB or below   5%


Investment Performance

Average Annual Total Return
for the periods ended October 31, 1999
One Year, 0.55%
Since 12/9/96, 5.27%

 .  Total Return Fund $11,601
-- Lehman Aggregate Index $11,766*

                   Total Return Fund    Lehman Aggregate Index
        12/9/96            10,000              10,000
       12/31/96             9,959               9,907
        1/31/97             9,990               9,937
        2/28/97            10,031               9,962
        3/31/97             9,900               9,852
        4/30/97            10,031               9,999
        5/31/97            10,123              10,094
        6/30/97            10,255              10,213
        7/31/97            10,501              10,489
        8/31/97            10,428              10,399
        9/30/97            10,593              10,553
       10/31/97            10,710              10,706
       11/30/97            10,762              10,755
       12/31/97            10,839              10,863
        1/31/98            10,917              11,003
        2/28/98            10,915              10,995
        3/31/98            10,995              11,032
        4/30/98            11,071              11,090
        5/31/98            11,105              11,195
        6/30/98            11,203              11,290
        7/31/98            11,248              11,314
        8/31/98            11,436              11,498
        9/30/98            11,697              11,767
       10/31/98            11,537              11,705
       11/30/98            11,710              11,772
       12/31/98            11,798              11,807
        1/31/99            11,936              11,891
        2/28/99            11,697              11,683
        3/31/99            11,790              11,747
        4/30/99            11,872              11,785
        5/31/99            11,694              11,681
        6/30/99            11,678              11,644
        7/31/99            11,546              11,594
        8/31/99            11,489              11,588
        9/30/99            11,612              11,722
       10/31/99            11,601              11,766

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.


   Statistics

   ----------------------------
    Net Assets           $230.4
    Number of Issues         65
    Average Maturity  8.8 years
    SEC Yield             7.58%

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)

----------------------------------------------
 Asset-Backed Securities (9%)
    750,000 Ares Leveraged Bond,
            9.77%, 11/30/04 (c)    $    645.0
  3,400,000 Chase Manhattan,
            6.40%, 7/16/01            3,387.8
  3,000,000 Citibank Credit
            Card,
            5.75%, 1/15/03            2,975.4
  3,000,000 Evergreen Funding,
            6.33%, 11/15/10 (c)       1,237.5
    645,884 Gramercy,
            9.47%, 10/25/02 (c)         643.6
    400,000 Green Tree Financial
            Corporation, 6.93%,
            7/15/28                     400.1
  2,000,000 Los Angeles Funding,
            7.66%,12/15/26 (c)        1,857.4
  3,500,000 Premier Auto Trust,
            6.32%, 3/6/02             3,474.3
  3,000,000 Salomon, Inc.,
            6.54%, 7/23/01            3,000.7
    822,965 Structured Asset
            Notes Transactions,
            7.16%, 10/28/03             806.5
  3,600,000 WFS Financial Owner
            Trust,
            5.55%, 2/20/03            3,553.9
                                   ----------
            Asset-Backed
            Securities               21,982.2

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)

----------------------------------------------
 Commercial Paper (10%)
 10,000,000 American Express CP,
            5.97%, 1/27/00         $ 10,000.0
  3,600,000 Cargill CP,
            5.20%, 11/9/99            3,595.8
 10,000,000 General Electric
            Capital Corp. CP,
            5.97%, 1/18/00           10,000.0
                                   ----------
            Commercial Paper         23,595.8

 Corporate Bonds (28%)
  4,500,000 Aeltus CBO II,
            7.98%, 8/6/09 (c)         3,420.0
    750,000 Argentina,
            10.95%, 11/1/99             746.3
  1,500,000 BEA CBO 1998-1A B,
            7.56%, 6/15/10 (c)          975.0
  1,000,000 Cemex,
            9.50%, 9/20/01 (c)        1,023.8
  4,500,000 Century Funding Ltd,
            7.13%, 2/15/11 (c)        3,150.0
  4,000,000 Edison Mission
            Energy,
            7.73%, 6/15/09            4,020.0
    140,000 EMC Corporate
            Convertible Note,
            3.25%, 3/15/02              896.0

                                                               Annual Report  39

[LOGO OF TOTAL RETURN FUND]
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)

----------------------------------------------
  5,000,000 FC CBO,
            8.43%, 6/3/09 (c)      $  4,500.0
    580,000 France Telecom,
            2.00%, 1/1/04               597.4
  2,500,000 General Motors
            Acceptance Corp.,
            5.75%, 11/10/03           2,393.8
  2,000,000 GS Escrow Corp.,
            5.99%, 8/1/03 (c)         1,900.0
  1,500,000 Hewlett Packard
            Convertible Note,
            0.00%, 10/14/17             883.1
  5,500,000 Hewlett Packard,
            0.00%, 10/14/17           3,238.1
  1,250,000 Mark IV Industrial,
            7.50%, 9/1/07             1,153.1
  4,000,000 MBNA Corporation,
            6.15%, 10/1/03            3,865.0
    900,000 Merrill Lynch
            Convertible Note,
            0.25%, 5/10/06              874.1
  7,000,000 Merrill Lynch
            Hutchinson,
            7.49%, 8/26/00 (c)        7,000.0
  1,550,000 Office Depot,
            8.00%, 11/1/08            1,048.2
    300,000 Omnicom Group,
            4.25%, 11/3/07              824.6
    225,000 Salomon, Inc.,
            6.25%, 11/30/00             225.0
  2,796,000 Silicon Graphics,
            5.25%, 9/1/04             2,069.0
  4,000,000 Sprint Capital
            Corporation,
            6.38%, 5/12/09            3,760.0
  3,500,000 TCI Communication,
            5.76%, 3/12/01            3,519.3
  3,500,000 Telefonica
            Argentina,
            8.38, 10/1/00 (c)         3,490.2
  1,000,000 Time Warner Pass-
            Thru,
            6.10%, 12/30/01 (c)         987.5
  1,775,000 Tragas,
            10.25%, 4/25/01 (c)       1,772.8
     40,000 Union Pacific
            Capital Trust
            Convertible
            Preferred,
            6.25%, 4/1/28 (c)         1,935.0
  4,000,000 US West Capital
            Funding,
            5.55%, 6/15/00            4,006.5
                                   ----------
            Corporate Bonds          64,273.8

 Mortgage-Backed Securities (54%)
  5,400,000 DLJ Commercial
            Mortgage Corp.,
            7.30%, 6/1/09             5,440.5
  2,232,600 FHLMC #A01499,
            8.50%, 4/1/19             2,337.2
    480,718 FHLMC Gold,
            8.50%, 3/1/23               502.4
  1,600,000 FHLMC TBA,
            7.50%, 9/1/29 (b)         1,604.5
  3,000,000 FHLMC,
            5.16%, 11/1/99            3,000.0
 14,000,000 FHLMC,
            5.19%, 11/5/99           13,992.0

-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)

----------------------------------------------
  2,170,595 FNMA 1997-32,
            6.29%, 4/25/27         $  2,186.2
 11,500,000 FNMA TBA,
            6.00%, 8/1/29 (b)        10,716.5
 11,900,000 FNMA TBA,
            6.00%, 9/1/14 (b)        11,435.1
 16,000,000 FNMA TBA,
            7.00%, 5/1/28 (b)        15,700.0
  9,200,000 FNMA TBA,
            7.50%, 5/1/28 (b)         9,211.5
 10,000,000 FNMA,
            5.52%, 12/2/1999          9,877.3
  6,000,000 GMAC 1999 CL,
            6.18%, 5/15/23            5,595.0
  4,456,620 GNMA #449601,
            8.00%, 6/15/27            4,554.1
 23,900,000 GNMA TBA,
            6.50%, 6/1/29 (b)        22,816.9
  5,000,000 GNMA TBA,
            8.00%, 1/15/27 (b)        5,106.3
                                   ----------
            Mortgage-Backed
            Securities              124,075.5

 U.S. Government Agency (3%)
  7,200,000 FNMA,
            6.25%, 5/15/29            6,624.0

 U.S. Treasury (27%)
 15,279,996 Treasury Inflation
            Protection Security,
            3.88%, 1/15/09           14,994.4
 17,000,000 U.S. Treasury Note,
            5.63%, 11/30/99          17,012.9
  1,500,000 U.S. Treasury Note,
            6.25%, 8/31/00            1,508.4
 17,000,000 U.S. Treasury Note,
            6.63%, 5/15/07           17,428.7
 40,000,000 U.S. Treasury Strip,
            0.00%, 8/15/20           10,370.8
                                   ----------
            U.S. Treasury            61,315.2

 Investment Companies (2%)
  5,634,496 Dreyfus Treasury
            Cash Management Fund      5,634.5
                                   ----------
    Total (Cost - $314,690.4) (a)  $307,501.0
                           (133%)
                                   ==========

Percentages indicated are based on net assets of $230,440,482.

All of the securities listed above are held by the custodian in a segregated account.

(a) For federal income tax purposes, cost is $315,974.3, and unrealized appreciation (depreciation) of securities is as follows:

   Unrealized appreciation      $   628,687
   Unrealized depreciation       (9,102,021)
                                -----------
   Net unrealized depreciation  $(8,473,334)
                                ===========

                      See notes to financial statements.

40  Payden & Rygel Investment Group

[LOGO OF TOTAL RETURN FUND]
(b) Security was purchased on a delayed delivery basis.

(c) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At October 31, 1999, the Fund's open futures contracts were as follows:

                                                                Unrealized
Number of                           Expiration     Current      Appreciation
Contracts   Contract Type              Date         Value      (Depreciation)
-----------------------------------------------------------------------------
150         U.S. Treasury 10 Year
             Note Future (short)      Dec-99     $16,457,813     $  1,125
208         U.S. Treasury Bond
             Future                   Dec-99      23,627,500       18,944
10          NASDAQ 100 Index
             Future (short)           Dec-99       2,654,000      (98,050)
                                                                 --------
                                                                 $(77,981)
                                                                 ========

Open Forward Currency Contracts

                                                                     Unrealized
Delivery                                Contract      Contract       Appreciation
Date            Currency                 Price         Value        (Depreciation)
----------------------------------------------------------------------------------
Liabilities:
01/18/00        Mexican Peso (sell)      9.8800      $2,125,506       $(54,430)
                                                                      ========

The Fund's activity in written options for the year ended October 31, 1999 was as follows:

                                            Number of Contracts
                                            Contracts Premium
-----------------------------------------------------------------
Options outstanding at beginning of period      800   $2,189,750
Options sold                                    800    1,396,000
Options canceled in closing transactions     (1,600)  (3,585,750)
Options expired prior to exercise                 0            0
                                             ------   ----------
Options outstanding at end of period              0   $        0
                                             ======   ==========

                       See notes to financial statements.

                                                               Annual Report  41

[LOGO OF HIGH INCOME FUND]
Unaudited

The objective of the High Income Fund is to realize a high level of current in-come while providing for capital appreciation by investing in a diversified portfolio of below investment grade bonds. The Fund invests at least 65% of its total assets in below investment grade bonds.

Portfolio Composition

-----------------------------
Corporate                 87%
Preferred Stock            4%
Asset Backed               2%
Foreign Government Bonds   1%
Cash                       6%
-----------------------------

Credit Quality
--------------------------------------------------------------------------------

AAA   8%
A     4%
BBB   3%
BB   29%
B    56%


Investment Performance

Average Annual Total Return
for the periods ended October 31, 1999
One Year, 5.65%
Since 12/30/97, 3.76%

 .  High Income Fund $10,700
-- Merrill Lynch High Yield
   Index $10,365

                  High Income Fund    Merrill Lynch High Yield Master
      12/30/97           10,000            10,000
      12/31/97            9,950            10,009
       1/31/98           10,160            10,158
       2/28/98           10,230            10,200
       3/31/98           10,329            10,288
       4/30/98           10,390            10,337
       5/31/98           10,401            10,409
       6/30/98           10,443            10,460
       7/31/98           10,556            10,520
       8/31/98           10,147            10,066
       9/30/98           10,262            10,086
      10/31/98           10,128             9,920
      11/30/98           10,553            10,372
      12/31/98           10,581            10,376
       1/31/99           10,708            10,478
       2/28/99           10,708            10,398
       3/31/99           10,859            10,488
       4/30/99           10,999            10,652
       5/31/99           10,838            10,578
       6/30/99           10,800            10,558
       7/31/99           10,821            10,574
       8/31/99           10,723            10,466
       9/30/99           10,712            10,426
      10/31/99           10,700            10,365

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.


    Statistics

    ---------------------------------
     Net Assets (in
      millions)                $109.3
     Number of Issues              97
     Average Maturity       5.8 years
     SEC Yield                 10.01%

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)

----------------------------------------------
 Asset-Backed Securities (2%)
   250,000 Ford 1998 A Class D,
           7.50%, 5/16/03 (b)      $    248.8
 1,000,000 Ford 1998-B,
           7.50%, 11/15/03 (b)          990.0
   645,884 Gramercy,
           9.47%, 10/25/02 (b)          643.6
   750,000 Triangle Funding Ltd,
           7.41%, 10/15/03              728.4
                                   ----------
           Asset-Backed
           Securities                 2,610.8

 Collaterized Bond Obligations
 (0%)
   250,000 Ares Leveraged Bond,
           9.77%, 11/30/04 (b)          215.0

 Foreign Bond (1%)
 1,000,000 Headhold GMBH,
           10.75%, 7/15/06 (b)        1,056.1

 Preferred Stock (4%)
    11,467 Cablevision Preferred      1,249.9
       500 First Republic
           Capital Corp. (b)            493.8
    12,037 Granite Broadcasting
           Preferred                  1,227.8
    47,000 Swire Pacific
           Preferred (b)                940.0
                                   ----------
           Preferred Stock            3,911.5


--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)

---------------------------------------------
 Corporate Bonds (85%)
 Basic Materials (3%)
   400,000 AK Steel Corp.,
           9.13%, 12/15/06        $    397.0
 1,250,000 California Steel,
           8.50%, 4/1/09 (b)         1,193.8
 1,250,000 Sterling Chemicals,
           12.38%, 7/15/06           1,196.9
                                  ----------
           Basic Materials           2,787.7

 Building & Construction (4%)
 1,000,000 Albecca, Inc.,
           10.75%, 8/15/08             780.0
 1,000,000 Building Materials
           Corporation,
           8.00%, 12/1/08              920.0
 1,500,000 Kaufman & Broad Home
           Corporation,
           9.63%, 11/15/06           1,537.5
   750,000 US Home Corporation,
           8.88%, 2/15/09              673.1
 1,000,000 US Home Corporation,
           8.88%, 8/15/07              900.0
                                  ----------
           Building &
            Construction             4,810.6



42  Payden & Rygel Investment Group

[LOGO OF HIGH INCOME FUND]
Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)

----------------------------------------------
 Cable Systems (7%)
   500,000 Adelphia
           Communications,
           10.50%, 7/15/04         $    527.5
 1,315,000 Century
           Communications,
           8.38%, 12/15/07 (b)        1,244.3
 1,500,000 Charter Communication
           Holdings LLC,
           8.63%, 4/1/09              1,417.5
 1,800,000 Classic Cable,
           9.88%, 8/1/08              1,800.0
 1,000,000 Falcon Holdings
           Group,
           0.00%, 4/15/03               730.0
 1,250,000 Galaxy Telecom,
           12.38%, 10/01/05           1,350.0
 1,000,000 NTL, Inc.,
           10.00%, 2/15/07            1,022.5
                                   ----------
           Cable Systems              8,091.8

 Consumer Cyclicals (3%)
 1,000,000 Bally Total Fitness,
           9.88%, 10/15/07              945.0
 1,000,000 Pinnacle Holdings,
           0.00%, 3/15/08               605.0
 1,000,000 Prime Hospitality
           Corp.,
           9.75%, 4/1/07                990.0
   500,000 Prime Hospitality,
           9.25%, 1/15/06               501.2
 1,000,000 Protection One,
           8.13%, 1/15/09               390.0
   750,000 Revlon Consumer
           Products,
           8.63%, 2/1/08                393.8
                                   ----------
           Consumer Cyclicals         3,825.0

 Consumer Non-Cyclicals (4%)
 1,500,000 Chiquita Brands
           International,
           10.00%, 6/15/09            1,125.0
 1,000,000 Dominos, Inc.,
           10.38%, 1/15/09              930.0
 1,000,000 K Mart Corp,
           7.95%, 2/1/23                930.0
   750,000 Packaged Ice, Inc.,
           9.75%, 2/1/05                640.3
   750,000 Triad Hospital
           Holdings,
           11.00%, 5/15/09 (b)          738.8
                                   ----------
           Consumer Non-
            Cyclicals                 4,364.1

 Energy (3%)
 1,000,000 Calpine Corporation,
           9.25%, 2/1/04              1,015.0
 1,000,000 Nuevo Energy Co.,
           9.50%, 6/1/08                990.0
   500,000 Pogo Producing,
           10.33%, 2/15/09              523.1
 1,000,000 Pogo Producing,
           8.75%, 5/15/07               965.0
                                   ----------
           Energy                     3,493.1

 Financials (5%)
 1,250,000 Bay View Capital,
           9.13%, 8/15/07             1,159.4
 1,000,000 Century Funding Ltd.,
           7.38%, 2/15/11               700.0

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)

---------------------------------------------
 1,000,000 GS Escrow
           Corporation,
           6.31%, 8/1/03          $    950.0
 1,250,000 Polymer Group,
           9.00%, 7/1/07             1,206.2
 1,500,000 Standard Chartered,
           5.46%, 12/29/49           1,012.5
                                  ----------
           Financials                5,028.1

 Gaming (9%)
 1,500,000 Harrahs Operating
           Co.,
           7.88%, 12/15/05           1,432.5
 1,500,000 Hollywood Park,
           9.25%, 2/15/07            1,447.5
 1,500,000 Horseshoe Gaming,
           9.38%, 6/15/07            1,483.1
 1,500,000 Isle Of Capri
           Casinos,
           8.75%, 4/15/09            1,357.5
 1,500,000 Park Place
           Entertainment,
           7.88%, 12/15/05           1,425.0
 1,500,000 Starwood Hotels &
           Resorts,
           6.75%, 11/15/05           1,443.8
 1,000,000 Station Casinos,
           8.88%, 12/01/08             975.0
                                  ----------
           Gaming                    9,564.4

 Industrial (14%)
   500,000 Aeltus CBO II,
           7.98%, 8/6/09 (b)           380.0
 1,500,000 Allied Waste North
           America,
           10.00%, 8/1/09 (b)        1,290.0
 1,500,000 American Standard,
           7.38%, 2/1/08             1,350.0
 1,250,000 BE Aerospace,
           8.00%, 3/1/08             1,137.5
 1,250,000 Columbus McKinnon,
           8.50%, 4/1/08             1,112.5
   750,000 Hayes Lemmerz
           International, Inc.,
           8.25%, 12/15/08             663.8
 1,500,000 Huntsman ICI,
           10.13%, 7/1/09            1,568.3
 1,250,000 K&F Industries,
           9.25%, 10/15/07           1,200.0
   250,000 LLS Corporation,
           11.63%, 8/1/09 (b)          244.7
   250,000 Mark IV Industrial,
           7.50%, 9/1/07               230.6
 1,650,000 Pierce Leahy,
           8.13%, 5/15/08            1,604.6
   250,000 Ryerson Tull, Inc.,
           8.50%, 7/15/01              253.7
 1,500,000 Scotts Co.,
           8.63%, 1/15/09 (b)        1,432.5
   750,000 Tembec Industries,
           8.63%, 6/30/09              746.3
 2,500,000 WMX Technologies,
           7.13%, 6/15/01            2,425.0
                                  ----------
           Industrial               15,639.5




                                                               Annual Report  43

[LOGO OF HIGH INCOME FUND]
Schedule of Portfolio Investments - October 31, 1999
-------------------------------------------------------------------------------

 Principal     Security
 or Shares    Description       Value (000)

-----------------------------------------------
 Multimedia (19%)

 1,500,000 Ackerly,
           9.00%, 1/15/09       $  1,455.0
 1,250,000 Cadmus
           Communication
           Corp.,
           9.75%, 6/1/09           1,235.9
 1,500,000 Chancellor
           Media,
           8.13%, 12/15/07         1,470.0
 1,500,000 Cumulus Media,
           10.38%, 7/1/08          1,552.5
   750,000 Granite
           Broadcasting,
           8.88%, 5/15/08            727.5
 1,000,000 Grupo Televisa,
           11.88%, 5/15/06         1,060.0
 1,250,000 HMH Properties,
           7.88%, 8/1/08           1,125.0
 1,500,000 HMV Media Group
           PLC,
           10.25%, 5/15/08         1,380.0
 1,500,000 Loews Cineplex
           Entertainment,
           8.88%, 8/1/08           1,368.7
   850,000 Multi Canal,
           13.13%, 4/15/09           803.3
 2,200,000 Premier Parks,
           Inc.,
           9.25%, 4/1/06           2,101.0
 1,500,000 Price
           Communications
           Wireless, Inc.,
           9.13%, 12/15/06         1,531.9
 1,000,000 Primedia, Inc.,
           7.63%, 4/1/08             952.5
 1,000,000 Regal Cinemas,
           8.88%, 12/15/10           675.0
 1,000,000 SFX
           Entertainment,
           9.13%, 12/01/08           950.0
 1,500,000 Sinclair
           Broadcasting,
           9.00%, 7/15/07          1,430.6
   750,000 Young
           Broadcasting,
           8.75%, 6/15/07            735.0
                                ----------
           Multimedia             20,553.9

 Telecommunications (12%)
   750,000 Call-Net,
           8.00%, 8/15/08            645.0
 1,000,000 Clearnet
           Communications,
           0.00%, 12/15/00           945.0
 1,000,000 Flag Limited,
           8.25%, 1/30/08            900.0
 1,250,000 GST USA, Inc.,
           0.00%, 12/15/05           993.8
 2,000,000 Intermedia
           Communications,
           8.60%, 6/1/08           1,770.0
 1,500,000 Level 3
           Communications,
           9.13%, 5/1/08           1,391.2
 2,000,000 McLeodUSA, Inc.,
           9.25%, 7/15/07          2,010.0
 1,500,000 Nextel
           Communications,
           0.00%, 10/31/02         1,095.0
 1,500,000 Nextlink
           Communications,
           10.75%, 11/15/08        1,518.8
 1,250,000 RSL
           Communications,
           9.13%, 3/1/08           1,062.5
 1,000,000 Williams
           Communication,
           10.88%, 10/1/09         1,025.0
                                ----------
           Telecommunications     13,356.3

-------------------------------------------------------------------------------

 Principal     Security
 or Shares    Description     Value (000)

---------------------------------------------
 Transportation (2%)
 1,750,000 Northwest
           Airlines, Inc.,
           8.52%, 4/7/04      $  1,673.4
                              ----------
           Corporate Bonds      93,187.9

 Investment Companies (6%)
 5,945,440 Dreyfus Treasury
           Cash Management
           Fund                  5,945.4
                              ----------
 Total (Cost - $112,916.6)    $106,926.7
 (a) (98%)
                              ==========

Percentages indicated are based on net assets of $109,297,340.

All of the securities listed above are held by the custodian in a segregated account.

(a) For federal income tax purposes, cost is $112,916.9, and unrealized appreciation (depreciation) of securities is as follows:

   Unrealized appreciation      $   247,836
   Unrealized depreciation       (6,238,075)
                                -----------
   Net unrealized depreciation  $(5,990,239)
                                ===========

(b) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Open Forward Currency Contracts

                                                                          Unrealized
Delivery                             Contract          Contract           Appreciation
Date              Currency            Price             Value            (Depreciation)
---------------------------------------------------------------------------------------
Liabilities:
01/04/00          Euro(sell)          1.0474          $   79,537           $   (674)
01/18/00          Euro(sell)          1.0292              55,320             (1,510)
06/26/00          Euro(sell)          1.0618           1,592,700             (9,753)
06/26/00          Euro(sell)          1.0413           1,041,300            (27,002)
                                                      ----------           --------
                                                      $2,768,857           $(38,939)
                                                      ==========           ========

                      See notes to financial statements.

44  Payden & Rygel Investment Group

[LOGO OF SHORT DURATION TAX EXEMPT FUND]
Unaudited

The objective of the Short Duration Tax Exempt Fund is to earn federal tax-free income, by investing in debt obligations which are exempt from federal income tax, consistent with preservation of capital. The Fund generally invests in in-vestment grade debt securities, but may invest up to 25% of its assets in below investment grade securities.

Portfolio Composition

------------------------------
Insured Bonds              41%
Revenue Bonds              27%
General Obligations Bonds  19%
Pre-Refunded Bonds         12%
Cash Equivalent             1%
------------------------------

Credit Quality

--------
AAA  58%
AA   21%
A     7%
BBB  14%


Investment Performance

Average Annual Total Return
for the periods ended October 31, 1999
One Year, 2.29%
Three Year, 3.79%
Five Year, 4.10%
Since 9/1/94, 3.90%

 .  Short Duration Tax Exempt $12,185
-- Lehman 1-Year General Obligation Index $12,539


Short Duration Tax Exempt                                Lehman 1-Year GO Index
                           5432 Value                         muni1yr       Value
                                -------                                    -------
BDATE         EDATE              10,000                                     10,000
       9/1/94      9/30/94        9,974           9/1/94       9/30/94      10,001
      10/1/94     10/31/94        9,965          10/1/94      10/31/94      10,003
      11/1/94     11/30/94        9,957          11/1/94      11/30/94      10,018
      12/1/94     12/31/94        9,989          12/1/94      12/31/94      10,044
       1/1/95      1/31/95       10,040           1/1/95       1/31/95      10,095
       2/1/95      2/28/95       10,117           2/1/95       2/28/95      10,164
       3/1/95      3/31/95       10,183           3/1/95       3/31/95      10,231
       4/1/95      4/30/95       10,206           4/1/95       4/30/95      10,269
       5/1/95      5/31/95       10,327           5/1/95       5/31/95      10,365
       6/1/95      6/30/95       10,342           6/1/95       6/30/95      10,400
       7/1/95      7/31/95       10,439           7/1/95       7/31/95      10,476
       8/1/95      8/31/95       10,477           8/1/95       8/31/95      10,532
       9/1/95      9/30/95       10,501           9/1/95       9/30/95      10,561
      10/1/95     10/31/95       10,551          10/1/95      10/31/95      10,604
      11/1/95     11/30/95       10,628          11/1/95      11/30/95      10,654
      12/1/95     12/31/95       10,676          12/1/95      12/31/95      10,695
       1/1/96      1/31/96       10,756           1/1/96       1/31/96      10,756
       2/1/96      2/29/96       10,736           2/1/96       2/29/96      10,782
       3/1/96      3/31/96       10,676           3/1/96       3/31/96      10,789
       4/1/96      4/30/96       10,676           4/1/96       4/30/96      10,814
       5/1/96      5/31/96       10,682           5/1/96       5/31/96      10,841
       6/1/96      6/30/96       10,745           6/1/96       6/30/96      10,894
       7/1/96      7/31/96       10,776           7/1/96       7/31/96      10,941
       8/1/96      8/31/96       10,797           8/1/96       8/31/96      10,962
       9/1/96      9/30/96       10,838           9/1/96       9/30/96      11,011
      10/1/96     10/31/96       10,898          10/1/96      10/31/96      11,068
      11/1/96     11/30/96       10,972          11/1/96      11/30/96      11,135
      12/1/96     12/31/96       10,989          12/1/96      12/31/96      11,159
       1/1/97      1/31/97       11,028           1/1/97       1/31/97      11,223
       2/1/97      2/28/97       11,068           2/1/97       2/28/97      11,259
       3/1/97      3/31/97       11,048           3/1/97       3/31/97      11,254
       4/1/97      4/30/97       11,097           4/1/97       4/30/97      11,299
       5/1/97      5/31/97       11,153           5/1/97       5/31/97      11,355
       6/1/97      6/30/97       11,206           6/1/97       6/30/97      11,401
       7/1/97      7/31/97       11,287           7/1/97       7/31/97      11,471
       8/1/97      8/31/97       11,286           8/1/97       8/31/97      11,486
       9/1/97      9/30/97       11,354           9/1/97       9/30/97      11,544
      10/1/97     10/31/97       11,394          10/1/97      10/31/97      11,589
      11/1/97     11/30/97       11,425          11/1/97      11/30/97      11,624
      12/1/97     12/31/97       11,487          12/1/97      12/31/97      11,676
       1/1/98      1/31/98       11,551           1/1/98       1/31/98      11,738
       2/1/98      2/28/98       11,562           2/1/98       2/28/98      11,779
       3/1/98      3/31/98       11,584           3/1/98       3/31/98      11,812
       4/1/98      4/30/98       11,581           4/1/98       4/30/98      11,827
       5/1/98      5/31/98       11,664           5/1/98       5/31/98      11,889
       6/1/98      6/30/98       11,691           6/1/98       6/30/98      11,932
       7/1/98      7/31/98       11,729           7/1/98       7/31/98      11,972
       8/1/98      8/31/98       11,813           8/1/98       8/31/98      12,045
       9/1/98      9/30/98       11,861           9/1/98       9/30/98      12,103
      10/1/98     10/31/98       11,912          10/1/98      10/31/98      12,160
      11/1/98     11/30/98       11,937          11/1/98      11/30/98      12,196
      12/1/98     12/31/98       11,961          12/1/98      12/31/98      12,230
       1/1/99      1/31/99       12,042           1/1/99       1/31/99      12,299
       2/1/99      2/28/99       12,060           2/1/99       2/28/99      12,343
       3/1/99      3/31/99       12,085           3/1/99       3/31/99      12,354
       4/1/99      4/30/99       12,109           4/1/99       4/30/99      12,382
       5/1/99      5/31/99       12,107           5/1/99       5/31/99      12,406
       6/1/99      6/30/99       12,062           6/1/99       6/30/99      12,395
       7/1/99      7/31/99       12,110           7/1/99       7/31/99      12,439
       8/1/99      8/31/99       12,123           8/1/99       8/31/99      12,469
       9/1/99      9/30/99       12,157           9/1/99       9/30/99      12,512
      10/1/99     10/31/99       12,185          10/1/99      10/31/99      12,539

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.



   Statistics

   ---------------------------------
    Net Assets (in
     millions)             $    15.1
    Number of Issues              29
    Average Maturity       2.7 years
    SEC Yield                  3.92%

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)

----------------------------------------------
 General Obligations (54%)
   550,000 Chatham Co., GA
           School District
           5.50%, 8/1/01            $  561.7
   550,000 Conroe, TX Indt.
           School Dist. (PSFG)
           4.00%, 2/15/00              550.2
 1,000,000 Dade County, FL
           (FGIC)
           12.00%, 10/1/01           1,138.7
   500,000 Denver, CO City/Co.,
           6.38%, 8/1/03, Pre-
           refunded 8/1/01             522.5
   300,000 District of Columbia
           (MBIA),
           6.60%, 6/1/03, Pre-
           refunded 6/1/00 (b)         310.4
   700,000 District of Columbia
           (MBIA), 6.60%, 6/1/03
           (b)                         722.7
   500,000 Howard County, MD,
           4.70%, 8/15/00              503.6
   220,000 Lewisville, TX Indt.
           School Dist.,
           6.25%, 8/15/04, Pre-
           refunded 8/15/02            230.4
   780,000 Lewisville, TX Indt.
           School Dist. (PSFG),
           6.25%, 8/15/04              811.2
   500,000 Memphis, TN,
           5.00%, 10/1/06              503.8
   500,000 Mississippi State,
           5.20%, 12/15/01             509.4

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description       Value (000)

--------------------------------------------------
   105,000 New York City, NY,
           6.00%, ETM 8/1/00            $  106.6
   395,000 New York City, NY,
           6.00%, 8/1/00                   400.9
   300,000 Ohio State, 5.00%, 2/1/03       304.1
   500,000 Pennsylvania State
           (AMBAC),
           5.13%, 9/15/02                  510.0
   500,000 Snohomish Co., WA
           School Dist. 002
           (MBIA), 7.00%,
           12/1/01                         525.6
                                        --------
           General Obligations           8,211.8

 Revenue (43%)
 Airport (10%)
 1,000,000 Denver, CO City/Co.
           Airport (MBIA),
           4.80%, 11/15/00               1,007.6
   415,000 Denver, CO City/Co.
           Airport,
           7.75%, 11/15/21, Pre-
           refunded 11/15/01               449.8
                                        --------
           Airport                       1,457.4


                                                               Annual Report  45

[LOGO OF SHORT DURATION TAX EXEMPT FUND]

Schedule of Portfolio Investments - October 31, 1999
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)

----------------------------------------------
 Education (3%)
   500,000 Youngstown, OH City
           School Dist. (AMBAC),
           5.00%, 6/15/00           $  503.6

 Health Care (14%)
   500,000 MA State Health & Ed.
           Fac. Auth. Partners
           HC,
           5.00%, 7/1/01               501.2
 1,000,000 NY State Dormitory-
           Mental Health Svcs.,
           6.00%, 2/15/03            1,038.7
   615,000 Phila., PA Hosp. &
           Higher Ed.-- Temple
           Univ.,
           5.00%, 11/15/00             616.5
                                    --------
           Health Care               2,156.4

 Resource Recovery (7%)
 1,000,000 MA State Indust.
           Finance Agency, Ogden
           Haverhill,
           4.20%, 12/1/99            1,000.0

 Water & Sewer (9%)
   200,000 Houston, TX Water and
           Sewer System (MBIA),
           5.25%, 12/1/00              202.4
   600,000 Louisville, KY
           Waterworks, 5.75%,
           11/15/13                    612.8
   210,000 OH State Water
           Development (AMBAC),
           6.00%, 12/1/08, Pre-
           refunded 12/1/04            222.6
   290,000 OH State Water
           Development (AMBAC),
           6.00%, 12/1/08              304.1
                                    --------
           Water & Sewer             1,341.9
                                    --------
           Revenue                   6,459.3


-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description  Value (000)

---------------------------------------------
 Cash Equivalents (1%)
    27,563 Dreyfus Tax Exempt
           Cash Management Fund    $    27.6
   100,000 Jackson Co., MS Port
           Facility, Chevron,
           3.35%, 6/1/23               100.0
                                   ---------
           Cash Equivalents            127.6
                                   ---------
 Total (Cost - $14,850.8) (a)
 (98%)                             $14,798.7
                                   =========

Percentages indicated are based on net assets of $15,060,727.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $ 33,830
   Unrealized depreciation       (85,877)
                                --------
   Net unrealized depreciation  $(52,047)
                                ========

(b) All or a portion of the security is held by the custodian in a segregated account.

  AMBAC:Ambac Assurance Corporation
  FGIC:Financial Guaranty Insurance Company
  MBIA:MBIA Insurance Corp.
  PSFG:Permanent School Fund Guarantee

                      See notes to financial statements.

46  Payden & Rygel Investment Group

Unaudited

The objective of the Tax Exempt Bond Fund is to earn federal tax-free income by investing in debt obligations which are exempt from federal income tax, consis-tent with preservation of capital. The Fund generally invests in investment grade debt securities, but may invest up to 25% of its assets in below invest-ment grade securities.

Portfolio Composition

------------------------------
Insured Bonds              46%
General Obligations Bonds  26%
Revenue Bonds              17%
Pre-Refunded Bonds         10%
Cash Equivalent             1%
------------------------------

Credit Quality

--------
AAA  64%
AA   24%
A     7%
BBB   5%


Investment Performance

Average Annual Total Return
for the periods ended October 31, 1999
One Year, -0.81%
Three Year, 4.21%
Five Year, 5.82%
Since 12/31/93, 3.49%

 .  Tax Exempt $12,230
-- Lehman Quality
   Intermediate Index $13,119*


      Tax Exempt Bond                      Lehman Quality Intermediate Index
                        5431  Value                      lintmuni       Value
                              -----                                     -----
BDATE            EDATE         10,000                                    10,000
     12/21/93    12/31/93      10,026                                    10,000
       1/1/94     1/31/94      10,094             1/1/94     1/31/94     10,105
       2/1/94     2/28/94       9,757             2/1/94     2/28/94      9,890
       3/1/94     3/31/94       9,373             3/1/94     3/31/94      9,617
       4/1/94     4/30/94       9,452             4/1/94     4/30/94      9,696
       5/1/94     5/31/94       9,498             5/1/94     5/31/94      9,752
       6/1/94     6/30/94       9,383             6/1/94     6/30/94      9,730
       7/1/94     7/31/94       9,528             7/1/94     7/31/94      9,863
       8/1/94     8/31/94       9,556             8/1/94     8/31/94      9,907
       9/1/94     9/30/94       9,391             9/1/94     9/30/94      9,817
      10/1/94    10/31/94       9,216            10/1/94    10/31/94      9,724
      11/1/94    11/30/94       9,070            11/1/94    11/30/94      9,597
      12/1/94    12/31/94       9,235            12/1/94    12/31/94      9,727
       1/1/95     1/31/95       9,475             1/1/95     1/31/95      9,911
       2/1/95     2/28/95       9,719             2/1/95     2/28/95     10,124
       3/1/95     3/31/95       9,838             3/1/95     3/31/95     10,239
       4/1/95     4/30/95       9,811             4/1/95     4/30/95     10,264
       5/1/95     5/31/95      10,112             5/1/95     5/31/95     10,523
       6/1/95     6/30/95       9,982             6/1/95     6/30/95     10,508
       7/1/95     7/31/95      10,085             7/1/95     7/31/95     10,644
       8/1/95     8/31/95      10,226             8/1/95     8/31/95     10,759
       9/1/95     9/30/95      10,285             9/1/95     9/30/95     10,805
      10/1/95    10/31/95      10,437            10/1/95    10/31/95     10,894
      11/1/95    11/30/95      10,619            11/1/95    11/30/95     11,010
      12/1/95    12/31/95      10,703            12/1/95    12/31/95     11,070
       1/1/96     1/31/96      10,801             1/1/96     1/31/96     11,178
       2/1/96     2/29/96      10,718             2/1/96     2/29/96     11,146
       3/1/96     3/31/96      10,538             3/1/96     3/31/96     11,043
       4/1/96     4/30/96      10,488             4/1/96     4/30/96     11,023
       5/1/96     5/31/96      10,455             5/1/96     5/31/96     11,008
       6/1/96     6/30/96      10,538             6/1/96     6/30/96     11,090
       7/1/96     7/31/96      10,622             7/1/96     7/31/96     11,179
       8/1/96     8/31/96      10,628             8/1/96     8/31/96     11,185
       9/1/96     9/30/96      10,702             9/1/96     9/30/96     11,279
      10/1/96    10/31/96      10,805            10/1/96    10/31/96     11,396
      11/1/96    11/30/96      10,992            11/1/96    11/30/96     11,574
      12/1/96    12/31/96      10,956            12/1/96    12/31/96     11,540
       1/1/97     1/31/97      10,980             1/1/97     1/31/97     11,585
       2/1/97     2/28/97      11,087             2/1/97     2/28/97     11,674
       3/1/97     3/31/97      10,946             3/1/97     3/31/97     11,542
       4/1/97     4/30/97      10,994             4/1/97     4/30/97     11,603
       5/1/97     5/31/97      11,129             5/1/97     5/31/97     11,744
       6/1/97     6/30/97      11,252             6/1/97     6/30/97     11,848
       7/1/97     7/31/97      11,510             7/1/97     7/31/97     12,096
       8/1/97     8/31/97      11,407             8/1/97     8/31/97     12,017
       9/1/97     9/30/97      11,540             9/1/97     9/30/97     12,139
      10/1/97    10/31/97      11,597            10/1/97    10/31/97     12,200
      11/1/97    11/30/97      11,632            11/1/97    11/30/97     12,245
      12/1/97    12/31/97      11,795            12/1/97    12/31/97     12,385
       1/1/98     1/31/98      11,891             1/1/98     1/31/98     12,502
       2/1/98     2/28/98      11,878             2/1/98     2/28/98     12,513
       3/1/98     3/31/98      11,872             3/1/98     3/31/98     12,515
       4/1/98     4/30/98      11,805             4/1/98     4/30/98     12,462
       5/1/98     5/31/98      11,980             5/1/98     5/31/98     12,630
       6/1/98     6/30/98      12,006             6/1/98     6/30/98     12,671
       7/1/98     7/31/98      12,038             7/1/98     7/31/98     12,708
       8/1/98     8/31/98      12,187             8/1/98     8/31/98     12,883
       9/1/98     9/30/98      12,325             9/1/98     9/30/98     13,027
      10/1/98    10/31/98      12,330            10/1/98    10/31/98     13,058
      11/1/98    11/30/98      12,383            11/1/98    11/30/98     13,092
      12/1/98    12/31/98      12,396            12/1/98    12/31/98     13,129
       1/1/99     1/31/99      12,559             1/1/99     1/31/99     13,291
       2/1/99     2/28/99      12,479             2/1/99     2/28/99     13,241
       3/1/99     3/31/99      12,492             3/1/99     3/31/99     13,244
       4/1/99     4/30/99      12,520             4/1/99     4/30/99     13,281
       5/1/99     5/31/99      12,446             5/1/99     5/31/99     13,222
       6/1/99     6/30/99      12,276             6/1/99     6/30/99     13,056
       7/1/99     7/31/99      12,334             7/1/99     7/31/99     13,135
       8/1/99     8/31/99      12,278             8/1/99     8/31/99     13,120
       9/1/99     9/30/99      12,310             9/1/99     9/30/99     13,165
      10/1/99    10/31/99      12,230            10/1/99    10/31/99     13,119

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.
*From 1/1/94

  Statistics

  ---------------------------------
   Net Assets (in
    millions)                 $46.5
   Number of Issues              44
   Average Maturity       8.9 years
   SEC Yield                  4.60%

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 General Obligations (36%)
 Limited (2%)
 1,000,000 Port of Seattle, WA,
           5.25%, 5/1/03            $ 1,017.5

 Unlimited (34%)
 1,500,000 Charleston County,
           SC,
           5.75%, 6/1/08              1,573.1
   700,000 Clark Co., NV School
           Dist. (MBIA), 5.88%,
           6/15/13, Pre-refunded
           6/15/05                      742.9
 1,000,000 FL Dept. of
           Transportation -
           Right of Way,
           6.00%, 7/1/07              1,067.4
 1,000,000 Fort Worth, TX
           Indt. School Dist.
           (PSFG),
           0.00%, 2/15/06               728.8
     5,000 Honolulu, HI City &
           County,
           5.00%, Escrowed to
           Maturity 10/01/02              5.0
   995,000 Honolulu, HI City &
           County,
           5.00%, 10/01/02            1,008.7
 1,200,000 Kingsport, TN Public
           Improvements, 5.60%,
           9/1/03                     1,240.5

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
   500,000 Lake Orion, MI
           Comm. School Dist.
           (AMBAC),
           5.80%, 5/1/15            $   500.0
 1,000,000 Mississippi State,
           5.80%, 6/1/09              1,026.2
 1,930,000 North Carolina State,
           5.25%, 3/1/10              1,944.5
 1,250,000 Pennsylvania State
           (MBIA),
           5.20%, 6/15/04             1,276.6
 1,500,000 Pittsburgh, PA
           (AMBAC),
           5.50%, 9/1/14              1,479.4
 1,000,000 Texas Public Finance
           Authority, 5.38%,
           10/1/03                    1,030.0
 1,000,000 Virginia State,
           6.10%, 6/1/06              1,062.5
 1,000,000 Washington State,
           5.25%, 9/1/05              1,021.3
                                    ---------
           Unlimited                 15,706.9
                                    ---------
           General Obligations       16,724.4

                                                               Annual Report  47

Schedule of Portfolio Investments - October 31, 1999
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Revenue (61%)
 Airport (6%)
 1,000,000 Los Angeles, CA,
           Department of
           Airports (FGIC),
           5.50%, 5/15/07           $ 1,026.3
 2,000,000 Philadelphia, PA
           Auth. For Indust.
           Develop. (FGIC),
           5.00%, 7/1/08              1,952.5
                                    ---------
           Airport                    2,978.8

 Education (9%)
 1,000,000 Avon, IN Comm. School
           Bldg. Corp. (AMBAC),
           5.25%, 1/1/22 (b)            898.7
 1,250,000 NY State Dorm Auth.
           (AMBAC), 6.13%,
           7/1/07, Pre-refunded
           7/1/04 (b)                 1,348.4
 1,950,000 University of Toledo,
           OH (FGIC) 5.75%,
           12/1/08                    2,018.3
                                    ---------
           Education                  4,265.4

 Electric & Gas (6%)
   300,000 City of Knoxville, TN
           Gas System, 4.85%,
           3/1/06                       299.6
   575,000 Indiana Municipal
           Power
           Agency (MBIA),
           5.13%, 1/1/01                580.0
 1,000,000 Long Island Power
           Authority (AMBAC),
           5.50%, 12/1/06             1,030.0
 1,000,000 MA Municipal
           Wholesale Electric
           Co., 6.38%, 7/1/01         1,027.5
                                    ---------
           Electric & Gas             2,937.1

 Grant Revenue (2%)
 1,000,000 MA State Grant
           Anticipation
           Notes (MBIA),
           5.50%, 6/15/06             1,031.3

 Health Care (2%)
   800,000 CA Health Facilities,
           Kaiser Permanente,
           5.00%, 10/1/18               683.0

 Housing (5%)
   415,000 CA Housing Finance
           Agency (MBIA), 5.20%,
           8/1/26                       416.0
   740,000 ID Housing and
           Finance Assoc.,
           5.20%, 7/1/27 (b)            731.7
 1,000,000 Virginia State
           Housing
           Dev. Authority,
           6.30%, 7/1/11 (b)          1,018.7
   170,000 Wisconsin Housing &
           Economic Dev., 5.30%,
           11/1/05                      170.0
                                    ---------
           Housing                    2,336.4

 Industrial Development (4%)
 2,000,000 NY State Environ.
           Facilities
           Corp. (MBIA),
           5.50%, 6/15/09 (b)         2,045.0

 Resource Recovery (2%)
 1,115,000 MA State Indust.
           Finance Agency, Ogden
           Haverhill,
           4.20%, 12/1/99             1,115.0

-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Special Revenue (6%)
 1,380,000 Amer. Assn. Adv.
           Science, DC (AMBAC),
           6.00%, 1/1/08            $ 1,443.8
 1,000,000 Convention Center
           Auth., RI (MBIA)
           6.40%, 5/15/05, Pre-
           refunded 5/15/01           1,051.3
                                    ---------
           Special Revenue            2,495.1

 Transportation (11%)
 1,025,000 Arapahoe Co., CO, E-
           470,
           6.90%, 8/31/15, Pre-
           refunded 8/31/05           1,158.3
 1,000,000 MA Bay Transportation
           Authority, 5.60%,
           3/1/08                     1,032.5
 1,500,000 NY Metro
           Transportation
           Authority (MBIA),
           5.00%, 7/1/12              1,423.1
 1,465,000 Port Authority NY &
           NJ,
           5.80%, 12/1/12             1,503.4
                                    ---------
           Transportation             5,117.3

 Water & Sewer (8%)
 2,000,000 District of Columbia
           Water & Sewer Auth.
           (FSA),
           5.50%, 10/1/17 (b)         1,912.5
   600,000 Louisville, KY
           Waterworks,
           5.75%, 11/15/13              612.8
 1,000,000 Ohio State Water
           Department
           Auth. (AMBAC)
           5.70%, ETM 6/1/09          1,031.2
                                    ---------
           Water & Sewer              3,556.5
                                    ---------

           Revenue                   28,560.9

 Cash Equivalents (1%)
   400,000 Ascension Parish, LA
           Pollution Control,
           Shell Oil,
           3.60%, 9/1/23                400.0
    45,679 Dreyfus Tax Exempt
           Cash Management Fund          45.7
                                    ---------
           Cash Equivalents             445.7
                                    ---------
 Total (Cost - $46,018.2) (a)
 (98%)                              $45,731.0
                                    =========

Percentages indicated are based on net assets of $46,452,403.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $ 610,509
   Unrealized depreciation       (897,711)
                                ---------
   Net unrealized depreciation  $(287,202)
                                =========

(b) All or a portion of the security is held by the custodian in a segregated account as collateral.

AMBAC: AMBAC Indemnity Corporation
FGIC: Financial Guaranty Insurance Company
FSA: Financial Security Assurance Inc.
MBIA: MBIA Insurance Corp.
PSFG: Permanent School Fund Guarantee

                      See notes to financial statements.

48  Payden & Rygel Investment Group

Unaudited

The objective of the California Municipal Income Fund is to earn federal and California tax-free income by investing in debt obligations which are exempt from federal and California income tax, consistent with preservation of capi-tal. The Fund generally invests in investment grade debt securities, but may invest up to 25% of its assets in below investment grade securities.

Portfolio Composition

------------------------------
Insured Bonds              60%
Revenue Bonds              10%
General Obligations Bonds  16%
Pre-Refunded Bonds          6%
Cash Equivalent             8%
------------------------------

Credit Quality

--------
AAA  62%
AA   14%
A     6%
BBB  18%


Investment Performance

Average Annual Total Return
for the periods ended October 31, 1999
Since 12/17/98, -1.41%

 .  California Municipal Income Fund $9,878
-- california Intermediate Index $9,883

                   California Municipal Income Fund        Cal Intermediate
      12/17/98                  10,000                          10,000
      12/31/98                  10,010                          10,000
       1/31/99                  10,122                          10,132
       2/28/99                  10,064                          10,092
       3/31/99                  10,095                          10,120
       4/30/99                  10,106                          10,115
       5/31/99                  10,043                          10,061
       6/30/99                   9,926                           9,919
       7/31/99                   9,976                          10,012
       8/31/99                   9,930                           9,976
       9/30/99                   9,967                          10,040
      10/31/99                   9,878                           9,883

Note: Past performance does not predict future performance.
This information is not part of the audited financial statements.


   Statistics

   ---------------------------------
    Net Assets (in
     millions)                 $28.7
    Number of Issues              44
    Average Maturity       8.7 years
    SEC Yield                  4.19%

Schedule of Portfolio Investments - October 31, 1999
--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 General Obligations (20%)
 Limited (4%)
 1,000,000 Ventura Co. Tax and
           Rev. Anticipation
           Note,
           4.00%, 7/6/00            $ 1,003.0

 Unlimited (16%)
 1,000,000 California State,
           5.50%, 2/1/10              1,030.0
   200,000 Escondido High School
           Dist. (MBIA),
           5.95%, 11/1/08               214.0
 1,195,000 Fresno Unified School
           District,
           5.80%, 2/1/11              1,253.3
   400,000 Los Angeles City
           (FGIC),
           5.25%, 9/1/09                407.0
   550,000 Los Angeles City
           (FGIC),
           5.25%, 9/1/10                556.2
   200,000 Mountain View Los
           Altos
           Uni. High School
           Dist.,
           5.00%, 5/1/05                204.3
 1,000,000 Commonwealth of
           Puerto Rico,
           5.25%, 7/1/12 (b)            986.2
                                    ---------
           Unlimited                  4,651.0
                                    ---------
           General Obligations        5,654.0

--------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
 Revenue (48%)
 Airport (5%)
   200,000 Los Angeles Dept. of
           Airports (FGIC),
           5.50%, 5/15/07           $   205.2
   175,000 S.F. City/Co. Airport
           (MBIA),
           5.00%, 5/1/07                177.2
 1,000,000 S.F. City/Co. Airport
           (AMBAC),
           6.50%, 05/01/13 (b)        1,057.5
                                    ---------
           Airport                    1,439.9

 Education (3%)
   700,000 Univ. of Calif.
           (MBIA),
           6.38%, 9/1/19, Pre-
           refunded 9/1/02              753.4

 Electric & Gas (19%)
 1,000,000 Anaheim Public
           Financing Auth.
           (AMBAC),
           4.63%, 10/1/27, Put
           10/1/05                    1,003.7
   500,000 Los Angeles Dept. of
           Water & Power,
           6.00%, 8/15/32 (b)           501.2
   300,000 Northern Calif. Power
           Agency (AMBAC),
           5.25%, 8/1/14                289.9

                                                               Annual Report  49

Schedule of Portfolio Investments - October 31, 1999
-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
   155,000 Northern Calif. Power
           Agency (MBIA),
           5.60%, 7/1/06            $   162.8
 1,075,000 Puerto Rico Electric
           Power Authority,
           6.80%, 7/1/00              1,093.2
 1,000,000 Puerto Rico Electric
           Power Authority
           (MBIA),
           5.50%, 7/1/08              1,037.5
 1,000,000 So. Calif. Public
           Power Auth. (MBIA),
           5.38%, 1/1/07              1,026.3
   220,000 So. Calif. Public
           Power Auth. (AMBAC),
           6.00%, 7/1/07                237.9
                                    ---------
           Electric & Gas             5,352.5

 Health Care (5%)
 1,000,000 CA Statewide
           Community,
           Internext Group,
           5.38%, 4/1/17                876.2
   200,000 CA Health Facilities,
           Kaiser Permanente,
           5.00%, 10/1/18               170.8
   400,000 CA Health Facilities,
           Sutter Health (MBIA)
           5.00%, 8/15/18               357.0
                                    ---------
           Health Care                1,404.0

 Lease (10%)
 1,000,000 Beverly Hills Pub.
           Finance Auth. (MBIA),
           5.13%, 6/1/18                912.5
   400,000 Contra Costa Co.
           Public Finance
           (MBIA),
           5.25%, 6/1/14                387.0
   300,000 Los Angeles Co.
           Capital
           Asset Leasing Corp.,
           4.00%, 6/1/00                300.3
   400,000 Mountain View Cap.
           Improv. Fin. (MBIA),
           6.50%, 8/1/16 (b)            418.5
   400,000 Orange Co. Cert. of
           Participation
           (AMBAC),
           6.38%, 6/1/11 (b)            422.5
   500,000 San Diego Co.
           Certificate of
           Participation,
           5.50%, 2/1/13                472.5
                                    ---------
           Lease                      2,913.3

 Special Revenue (3%)
 1,055,000 Marin County
           Emergency Radio
           (AMBAC),
           5.00%, 8/15/14 (b)           990.4

 Transportation (1%)
   400,000 Alameda Corridor
           Trans. Auth. (MBIA)
           5.13%, 10/1/16 (b)           373.0

 Water & Sewer (2%)
   200,000 East Bay Municipal
           Utility Dist. (MBIA),
           5.00%, 6/1/05                204.5

-------------------------------------------------------------------------------

 Principal
 or Shares  Security Description   Value (000)
----------------------------------------------
   400,000 Los Angeles
           Wastewater System
           (FGIC),
           5.00%, 6/1/10            $   396.0
                                    ---------
           Water & Sewer                600.5
                                    ---------
           Revenue                   13,827.0

 Sales Tax (4%)
 1,000,000 Los Angeles Co.
           Metro. Trans. Auth.
           (FSA),
           5.25%, 7/1/07              1,028.7
   125,000 San Diego Co.
           Regional Trans. Comm.
           (FGIC),
           5.25%, 4/1/06                128.8
                                    ---------
           Sales Tax                  1,157.5

 Special Tax (19%)
 1,215,000 Fontana Redev.
           Agency, Jurupa Hills,
           4.75%, 10/1/04             1,208.9
   400,000 Inglewood Redev.
           Agency (AMBAC),
           5.25%, 5/1/16                381.5
 1,500,000 Los Angeles Co.
           Public Works
           Financing Authority,
           5.38%, 10/1/07             1,558.1
 1,100,000 Orange Co. Teeter
           Plan (AMBAC),
           6.25%, 11/1/14             1,128.1
   830,000 Paramount Redev.
           Agency,
           7.35%, 8/1/21, Pre-re
           8/1/01 (b)                   892.3
   200,000 San Jose Redev.
           Agency Tax Alloc.
           (AMBAC),
           4.75%, 8/1/03                203.0
                                    ---------
           Special Tax                5,371.9

 Cash Equivalents (8%)
     4,916 Dreyfus State Tax
           Exempt Fund                    4.9
 1,199,997 Irvine Ranch Water
           District,
           2.40%, 9/1/06              1,200.0
 1,100,000 Orange County
           Apartment Dev.
           Revenue,
           2.80%, 11/1/09             1,100.0
                                    ---------
           Cash Equivalents           2,304.9
                                    ---------
 Total (Cost - $29,397.0) (a)
 (99%)                              $28,315.3
                                    =========

Percentages indicated are based on net assets of $28,689,532.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $    10,149
   Unrealized depreciation       (1,091,862)
                                -----------
   Net unrealized depreciation  $(1,081,713)
                                ===========

(b) All or a portion of the security is held by the custodian in a segregated account as collateral.

AMBAC: AMBAC Indemnity Corporation
FGIC: Financial Guaranty Insurance Company
FSA: Financial Security Assurance Inc.
MBIA: MBIA Insurance Corp.

                      See notes to financial statements.

50  Payden & Rygel Investment Group

                                                        Statements of Cash Flows
Period ended October 31, 1999
(all numbers in thousands)

                                 U.S.                Investment    Total
                              Government  GNMA Fund   Quality     Return
                                 Fund        (a)     Bond Fund     Fund
                              ==========  =========  ==========  =========
CASH FLOWS FROM OPERATING
 ACTIVITIES:
Net investment income.......  $   3,967   $     878  $  13,466   $  11,195
Adjustments to reconcile net
 investment income to net
 cash
provided by operating
 activities:
  Change in interest and
   dividends receivable.....        155        (636)      (121)       (937)
  Amortization/accretion....       (334)       (400)       398      (1,761)
  TBA commitment income.....       (211)        (28)      (826)       (608)
  Change in other assets....        275          (7)       460         164
  Change in other
   liabilities..............       (256)         63       (330)       (127)
  Purchase of investments...   (157,118)   (136,840)  (226,082)   (561,550)
  Sale of investments.......    141,731      15,757    189,215     514,689
  Payments for futures
   variation................       (118)                (6,160)     (5,741)
  Change in SWAP contracts..                              (486)       (679)
  Change in options
   contracts................                               574        (374)
  Change in forward exchange
   contracts................                                           (20)
  Proceeds from paydowns....      9,078      37,827     11,273       4,043
                              ---------   ---------  ---------   ---------
    Net Cash From Operating
     Activities.............     (2,831)    (83,386)   (18,619)    (41,707)
                              ---------   ---------  ---------   ---------
CASH FLOWS FROM FINANCING
 ACTIVITIES:
Payment for fund shares
 redeemed...................    (13,971)       (751)  (123,483)    (86,943)
Proceeds from fund shares
 sold.......................     13,687     120,338    147,883     143,188
Cash paid for dividends and
 capital gains..............       (346)                  (682)       (416)
Purchase of TBA
 transactions...............   (201,372)    (52,318)  (742,666)   (549,965)
Sale of TBA transactions....    204,833      16,117    737,567     535,843
                              ---------   ---------  ---------   ---------
    Net Cash From Financing
     Activities.............      2,831      83,386     18,619     (41,707)
                              ---------   ---------  ---------   ---------
      CHANGE IN CASH........        --          --         --          --
Beginning Cash..............        --          --         --          --
                              ---------   ---------  ---------   ---------  ---
Ending Cash.................  $     --    $     --   $     --    $     --
                              =========   =========  =========   =========
    Non Cash Financing......  $   4,017   $     764  $  14,198   $  11,645

-------
(a) The fund commenced operations on August 27, 1999.


                       See notes to financial statements.

                                                               Annual Report  51

[STATEMENTS OF ASSETS & LIABILITIES]

October 31, 1999

                             Global        Global       Emerging      Global
                           Short Bond   Fixed Income  Markets Bond   Balanced
                              Fund          Fund          Fund         Fund
                          ============  ============  ============ ============
ASSETS:
Investments, at value*... $208,209,675  $483,494,032  $ 10,907,737 $  8,520,760
Foreign cash.............      168,463        19,412
Cash.....................                    530,000        20,000
Receivable for:
 Interest and dividends..    4,546,252     9,153,256       235,790       86,715
 Investments sold........   13,714,879    14,902,782       363,622      323,973
 Fund shares sold........                     90,903           500
 Futures and options
  contracts..............                    378,532                     30,474
 Forward currency
  contracts..............    2,844,100     1,175,443                      8,741
 Paydowns................
Receivable from Advisor
 (Note 3)................                                                   110
Other assets.............       19,468        40,465         4,167        2,541
                          ------------  ------------  ------------ ------------
   Total Assets..........  229,502,837   509,784,825    11,531,816    8,973,314
                          ------------  ------------  ------------ ------------
LIABILITIES:
Payable for:
 Forward currency
  contracts..............    2,062,639     4,365,549
 Investments purchased...   13,705,115    14,873,461       215,625      323,743
 Fund shares redeemed....          256        52,358
 Futures and options
  contracts..............
 Swap contracts..........                    509,852
 TBA sales commitments...
Distributions payable....
Accrued expenses:
 Investment advisory fees
  (Note 3)...............       49,137       125,018         5,270
 Administration fees
  (Note 3)...............       14,796        33,338           749          574
Other liabilities........       77,605       138,195        26,975       24,809
                          ------------  ------------  ------------ ------------
   Total Liabilities.....   15,909,548    20,097,771       248,619      349,126
                          ------------  ------------  ------------ ------------
   NET ASSETS............ $213,593,289  $489,687,054  $ 11,283,197 $  8,624,188
                          ============  ============  ============ ============
NET ASSETS:
Paid in capital..........  225,454,622  $508,470,800  $ 10,787,140 $  7,220,456
Undistributed net
 investment income.......                    251,930        91,474
Distributions in excess
 of net investment
 income..................
Undistributed net
 realized gains (losses)
 from investments........   (4,823,495)    2,379,249       168,367      385,629
Net unrealized
 appreciation
 (depreciation) from:
 Investments.............   (3,910,334)  (14,785,182)      236,216      372,375
 Translation of assets
  and liabilities in
  foreign currencies.....   (3,127,504)   (6,629,743)                   645,728
                          ------------  ------------  ------------ ------------
   NET ASSETS............ $213,593,289  $489,687,054  $ 11,283,197 $  8,624,188
                          ============  ============  ============ ============
 Outstanding shares of
  beneficial interest....   22,261,567    49,681,914     1,074,053      740,112
                          ============  ============  ============ ============
 NET ASSET VALUE --
   offering and
  redemption price per
  share.................. $       9.59  $       9.86  $      10.51 $      11.65
                          ============  ============  ============ ============
-------
* Investments, at cost... $216,477,421  $503,220,381  $ 10,671,521 $  7,550,220

                       See notes to financial statements.

52  Payden & Rygel Investment Group

                European                                               U.S.
                Growth &     European      Growth &                   Growth     Small Cap     Small Cap
 EuroDirect      Income     Aggressive      Income       Market      Leaders    Value Stock      Growth
    Fund          Fund      Growth Fund      Fund     Return Fund      Fund         Fund       Stock Fund
============  ============  ===========  ============ ============ ============ ============  ============
$  9,609,736  $ 39,217,349  $10,223,020  $269,184,082 $ 80,912,879 $  4,597,930 $ 14,512,762  $  4,805,189
      32,703     1,199,868       14,195

       4,782       102,704        4,473       118,442      552,094        1,582       11,107         1,584
                                 96,484                                              143,185       371,655
                                               29,571          400        1,000
      26,524        39,968                               1,560,000                    10,000        12,500
                                    235

       4,385                      5,215                                     443                      3,694
       5,540         3,795        1,141        19,568        3,064        1,138        4,735         4,099
------------  ------------  -----------  ------------ ------------ ------------ ------------  ------------
   9,683,670    40,563,684   10,344,763   269,351,663   83,028,437    4,602,093   14,681,789     5,198,721
------------  ------------  -----------  ------------ ------------ ------------ ------------  ------------
                                      9
                 2,228,717      128,023                                 161,282      144,144       620,614
                    41,150                    228,907




                    17,119                    114,369       12,334                     1,330
         644         2,492          651        17,721        5,159          260        1,006           280
      27,383        31,063       28,889        67,062       42,055       21,161       23,018        19,262
------------  ------------  -----------  ------------ ------------ ------------ ------------  ------------
      28,027     2,320,541      157,572       428,059       59,548      182,703      169,498       640,156
------------  ------------  -----------  ------------ ------------ ------------ ------------  ------------
$  9,655,643  $ 38,243,143  $10,187,191  $268,923,604 $ 82,968,889 $  4,419,390 $ 14,512,291  $  4,558,565
============  ============  ===========  ============ ============ ============ ============  ============
$  9,152,126  $ 37,141,877  $ 9,102,294  $199,139,882 $ 74,658,251 $  4,189,778 $ 19,358,090  $  4,468,063
                   204,533       27,960        34,800       61,737       11,588       73,568        12,248

     485,904      (113,323)    (236,251)    7,980,258    6,783,248       36,303   (3,098,905)     (106,235)
     (65,133)    2,051,177    1,391,268    61,768,664    1,465,653      181,721   (1,820,462)      184,489
      82,746    (1,041,121)     (98,080)
------------  ------------  -----------  ------------ ------------ ------------ ------------  ------------
$  9,655,643  $ 38,243,143  $10,187,191  $268,923,604 $ 82,968,889 $  4,419,390 $ 14,512,291  $  4,558,565
============  ============  ===========  ============ ============ ============ ============  ============
     914,055     3,206,515      903,035    16,526,889    5,554,485      419,668    1,583,752       425,745
============  ============  ===========  ============ ============ ============ ============  ============
$      10.56  $      11.93  $     11.28  $      16.27 $      14.94 $      10.53 $       9.16  $      10.71
============  ============  ===========  ============ ============ ============ ============  ============
$  9,579,041  $ 38,318,119  $ 8,929,618  $207,415,418 $ 81,313,361 $  4,416,209 $ 16,302,884  $  4,645,149

                       See notes to financial statements.

                                                               Annual Report  53

[STATEMENTS OF ASSETS & LIABILITIES CONTINUED]

October 31, 1999

                          Bunker Hill    Limited        Short          U.S.
                          Money Market   Maturity        Bond       Government
                              Fund         Fund          Fund          Fund
                          ============ ============  ============  ============
ASSETS:
Investments, at value*..  $ 88,218,615 $ 99,597,054  $ 59,041,557  $ 88,714,970
Foreign cash............
Cash....................
Receivable for:
 Interest and
  dividends.............       204,330      325,207       460,405       444,318
 Investments sold.......
 Fund shares sold.......         9,469       23,968                       1,450
 Futures and options
  contracts.............
 Forward currency
  contracts.............
 Paydowns...............                                   13,618
Receivable from Advisor
 (Note 3)...............
Other assets............         3,043        8,793         5,480         4,874
                          ------------ ------------  ------------  ------------
   Total Assets.........    88,435,457   99,955,022    59,521,060    89,165,612
                          ------------ ------------  ------------  ------------
LIABILITIES:
Payable for:
 Forward currency
  contracts.............
 Investments purchased..                                4,912,222    16,567,715
 Fund shares redeemed...        15,013    2,074,509                       5,770
 Futures and options
  contracts.............
 Swap contracts.........
 TBA sales commitments..                                    2,877         8,544
Distributions payable...       401,237
Accrued expenses:
 Investment advisory
  fees (Note 3).........        15,920       19,930         9,394        12,353
 Administration fees
  (Note 3)..............         6,529        6,757         3,695         4,913
Other liabilities.......        28,513       33,616        33,567        30,904
                          ------------ ------------  ------------  ------------
   Total Liabilities....       467,212    2,134,812     4,961,755    16,630,199
                          ------------ ------------  ------------  ------------
   NET ASSETS...........  $ 87,968,245 $ 97,820,210  $ 54,559,305  $ 72,535,413
                          ============ ============  ============  ============
NET ASSETS:
Paid in capital.........  $ 87,968,245 $ 98,398,251  $ 56,810,060  $ 74,101,699
Undistributed net
 investment income......                     63,638         9,437        56,192
Distributions in excess
 of net investment
 income.................
Undistributed net
 realized gains (losses)
 from investments.......                   (491,237)   (1,841,195)     (388,547)
Net unrealized
 appreciation
 (depreciation) from:
 Investments............                   (150,442)     (418,997)   (1,233,931)
 Translation of assets
  and liabilities in
  foreign currencies....
                          ------------ ------------  ------------  ------------
   NET ASSETS...........  $ 87,968,245 $ 97,820,210  $ 54,559,305  $ 72,535,413
                          ============ ============  ============  ============
 Outstanding shares of
  beneficial interest...    87,968,245    9,806,525     5,646,372     6,939,416
                          ============ ============  ============  ============
 NET ASSET VALUE --
   offering and
  redemption price per
  share.................  $       1.00 $       9.98  $       9.66  $      10.45
                          ============ ============  ============  ============
-------
* Investments, at cost..  $ 88,218,615 $ 99,747,496  $ 59,460,554  $ 89,948,901

                       See notes to financial statements.

54  Payden & Rygel Investment Group

                 Investment      Total          High      Short Duration  Tax Exempt    California
      GNMA      Quality Bond     Return        Income       Tax Exempt       Bond       Municipal
      Fund          Fund          Fund          Fund           Fund          Fund      Income Fund
  ============  ============  ============  ============  ============== ============  ============
  $157,135,391  $264,993,470  $307,501,006  $106,926,651   $ 14,798,704  $ 45,731,020  $ 28,315,272


       636,263     2,985,592     3,100,769     2,487,141        247,172       768,247       433,567
    16,072,376    14,400,079    27,053,405
         8,000                       6,641                       50,457
                                    62,312

                      16,077
         6,680                                                    7,084
                       7,893         5,889         3,829          3,525         4,492           148
  ------------  ------------  ------------  ------------   ------------  ------------  ------------
   173,858,710   282,403,111   337,730,022   109,417,621     15,106,942    46,503,759    28,748,987
  ------------  ------------  ------------  ------------   ------------  ------------  ------------
                                    54,430        38,939
    52,588,333    86,819,622   107,024,356
                                                                 20,000
                     122,965

        46,278        54,474        78,240

                      65,721        47,053        32,391                       11,339        11,855
         7,965        13,162        15,226         7,404          1,024         3,177         1,955
        55,295        99,317        70,235        41,547         25,191        36,840        45,645
  ------------  ------------  ------------  ------------   ------------  ------------  ------------
    52,697,871    87,175,261   107,289,540       120,281         46,215        51,356        59,455
  ------------  ------------  ------------  ------------   ------------  ------------  ------------
  $121,160,839  $195,227,850  $230,440,482  $109,297,340   $ 15,060,727  $ 46,452,403  $ 28,689,532
  ============  ============  ============  ============   ============  ============  ============
  $120,358,820  $207,625,428  $241,540,439  $118,329,549   $ 15,075,248  $ 47,785,857  $ 29,905,700
       114,088       255,501       367,411     1,027,893          5,871        27,472        13,314

        10,138    (6,657,154)   (4,145,612)   (4,030,904)        31,655    (1,073,724)     (147,769)
       677,793    (5,995,925)   (7,267,326)   (5,989,941)       (52,047)     (287,202)   (1,081,713)
                                   (54,430)      (39,257)
  ------------  ------------  ------------  ------------   ------------  ------------  ------------
  $121,160,839  $195,227,850  $230,440,482  $109,297,340   $ 15,060,727  $ 46,452,403  $ 28,689,532
  ============  ============  ============  ============   ============  ============  ============
    11,988,106    20,682,385    23,824,550    11,483,158      1,526,147     4,924,057     2,981,497
  ============  ============  ============  ============   ============  ============  ============
  $      10.11  $       9.44  $       9.67  $       9.52   $       9.87  $       9.43  $       9.62
  ============  ============  ============  ============   ============  ============  ============
  $156,457,598  $270,915,533  $314,690,351  $112,916,592   $ 14,850,751  $ 46,018,222  $ 29,396,985

                       See notes to financial statements.

                                                               Annual Report  55

[STATEMENTS OF OPERATIONS]

Period ended October 31, 1999

                              Global        Global       Emerging      Global
                            Short Bond   Fixed Income  Markets Bond   Balanced
                               Fund          Fund        Fund (a)       Fund
                            ===========  ============  ============  ===========
INVESTMENT INCOME:
Interest income...........  $10,649,515  $ 25,898,960  $   921,543   $   184,156
Dividend income...........                                                68,542
Foreign tax withholdings..                                                (4,422)
                            -----------  ------------  -----------   -----------
Investment Income.........   10,649,515    25,898,960      921,543       248,276
                            -----------  ------------  -----------   -----------
EXPENSES:
Investment advisory fees
 (Note 3).................      725,931     1,564,341       38,583        40,161
Administration fees (Note
 3).......................      152,625       329,411        5,510         5,102
Custodian fees............      107,588       164,872       12,874        13,264
Transfer agent fees.......       38,905        81,505       10,587        11,951
Registration and filing
 fees.....................        8,689         1,040       13,244         9,534
Professional fees.........        3,229         7,165          110           129
Trustees' fees and
 expenses.................       15,183        32,651          601           548
Printing costs............       37,995        89,266        2,647         1,772
Organization expenses
 (Note 2).................          602                      3,179         1,354
Legal fees................        6,266        13,614          254         2,544
Accounting fees...........       77,616       160,725        7,855         8,391
Insurance.................       12,921        23,225                        467
Audit fees................       25,648        40,024       19,939        24,057
Other expenses............       10,748        41,384          670         5,992
Expenses previously
 deferred (Note 3)........        1,033
Waived advisory fee (Note
 3).......................                                 (22,213)
Expense subsidy (Note 3)..      (15,973)                   (25,521)      (69,014)
                            -----------  ------------  -----------   -----------
 Net Expenses.............    1,209,006     2,549,223       68,319        56,252
                            -----------  ------------  -----------   -----------
  Net Investment Income...    9,440,509    23,349,737      853,224       192,024
                            -----------  ------------  -----------   -----------
REALIZED AND UNREALIZED
 GAINS (LOSSES):
Net realized gains
 (losses) from:
 Investments..............      483,620     7,252,750      144,168       285,604
 Foreign currency
  transactions............    5,716,555     6,802,198                   (165,620)
 Futures, options and swap
  contracts...............                   (606,909)      24,199       307,217
Change in net unrealized
 appreciation
 (depreciation) from:
 Investments..............   (6,261,575)  (31,975,639)     236,216      (198,642)
 Translation of assets and
  liabilities in foreign
  currencies..............   (3,243,121)   (2,449,927)                   719,736
 Futures, options and swap
  contracts...............                    525,433                      7,355
                            -----------  ------------  -----------   -----------
  Net Realized and
   Unrealized Gains
   (Losses)...............   (3,304,521)  (20,452,094)     404,583       955,650
                            -----------  ------------  -----------   -----------
CHANGE IN NET ASSETS
 RESULTING FROM
 OPERATIONS...............  $ 6,135,988  $  2,897,643  $ 1,257,807   $ 1,147,674
                            ===========  ============  ===========   ===========

-------
(a)The Fund commenced operations on December 17, 1998.
(b)The Fund commenced operations on June 17, 1999.
(c)The Fund commenced operations on August 27, 1999.

                       See notes to financial statements.

56  Payden & Rygel Investment Group

                  European       European      Growth &     Market     U.S. Growth   Small Cap    Small Cap
   EuroDirect     Growth &      Aggressive      Income      Return       Leaders    Value Stock  Growth Stock
    Fund (a)     Income Fund  Growth Fund (b)    Fund        Fund       Fund (b)       Fund          Fund
   ===========   ===========  =============== =========== ===========  ===========  ===========  ============
   $   297,278   $    84,669    $    20,300   $   308,057 $ 3,553,591  $     6,458  $   211,929  $    20,796
        39,875       816,555         19,851     5,018,882                   14,757      182,285       14,279
        (2,482)      (73,711)        (1,822)                                               (446)        (160)
   -----------   -----------    -----------   ----------- -----------  -----------  -----------  -----------
       334,671       827,513         38,329     5,326,939   3,553,591       21,215      393,768       34,915
   -----------   -----------    -----------   ----------- -----------  -----------  -----------  -----------
        53,227       192,513         24,421     1,369,985     170,628        7,222      126,656       17,683
         5,231        24,331          2,129       173,294      39,051          843       13,188        1,897
        13,971        33,238          8,788        21,598      12,425        1,878        6,948        5,559
        10,747        30,557          5,564       186,076      21,108        4,794       14,203       10,964
        13,010         9,877          2,307         8,417      13,660        1,062        8,535       10,080
           108           498             84         4,102         819           80          337           42
           564         2,374            133        18,965       3,952          112        1,535          179
         1,838        15,368            468        50,213       9,763          270        3,591          437
         3,179         1,653         17,864         3,816       1,347       17,864        2,212        2,212
           258        13,002             44         7,380       1,583           26          644           74
         7,801        17,328          3,062        88,868      24,092        2,716       12,616        6,817
                       1,256                       11,388       1,704                       949          172
        19,935        21,594         20,596        22,715      18,770       17,478       18,326       17,951
         1,124         7,524          2,310        10,403       5,525          886        1,442          895
         5,390                                     77,512
       (32,273)
       (34,578)      (24,924)       (58,770)                  (50,930)     (45,604)     (42,354)     (51,578)
   -----------   -----------    -----------   ----------- -----------  -----------  -----------  -----------
        69,532       346,189         29,000     2,054,732     273,497        9,627      168,828       23,384
   -----------   -----------    -----------   ----------- -----------  -----------  -----------  -----------
       265,139       481,324          9,329     3,272,207   3,280,094       11,588      224,940       11,531
   -----------   -----------    -----------   ----------- -----------  -----------  -----------  -----------
        (7,495)     (527,599)      (236,251)    7,980,305  (1,008,806)      36,303     (648,816)      44,449
      (400,025)      (20,372)        18,631
       628,285       492,385                               11,795,694                   864,042        5,754
       (52,057)    6,752,588      1,391,268    29,259,458       6,951      181,721      843,620      385,730
        82,746    (3,801,339)       (98,080)
       (13,076)      114,939                               (2,140,949)                 (472,253)      24,449
   -----------   -----------    -----------   ----------- -----------  -----------  -----------  -----------
       238,378     3,010,602      1,075,568    37,239,763   8,652,890      218,024      586,593      460,382
   -----------   -----------    -----------   ----------- -----------  -----------  -----------  -----------
   $   503,517   $ 3,491,926    $ 1,084,897   $40,511,970 $11,932,984  $   229,612  $   811,533  $   471,913
   ===========   ===========    ===========   =========== ===========  ===========  ===========  ===========

                       See notes to financial statements.

                                                               Annual Report  57

[STATEMENTS OF OPERATIONS CONTINUED]

Period ended October 31, 1999

                          Bunker Hill     Limited        Short          U.S.
                          Money Market    Maturity        Bond       Government
                              Fund          Fund          Fund          Fund
                          ============  ============  ============  ============
INVESTMENT INCOME:
Interest income.........  $  2,702,595  $  5,768,702  $  5,406,623  $  4,260,746
Dividend income.........
Foreign tax
 withholdings...........
                          ------------  ------------  ------------  ------------
 Investment Income......     2,702,595     5,768,702     5,406,623     4,260,746
                          ------------  ------------  ------------  ------------
EXPENSES:
Investment advisory fees
 (Note 3)...............        79,021       272,105       250,179       205,918
Administration fees
 (Note 3)...............        33,955        61,484        55,860        46,546
Custodian fees..........         8,651        12,711        12,321        10,139
Transfer agent fees.....        24,938        24,964        21,453        20,030
Registration and filing
 fees...................        18,668         9,057         5,266         5,617
Professional fees.......           430         1,447         1,053           996
Trustees' fees and
 expenses...............         2,483         5,118         7,282         4,626
Printing costs..........         5,961        13,894        14,150        11,829
Organization expenses
 (Note 2)...............           281
Legal fees..............         1,308         2,403         2,210         2,042
Accounting fees.........        19,783        33,791        33,619        27,506
Insurance...............           752         7,227         4,931         3,292
Audit fees..............        18,419        20,243        19,686        19,259
Other expenses..........         2,013        19,193        13,769        10,924
Expenses previously
 deferred (Note 3)......         4,116
Waived advisory fee
 (Note 3)...............
Expense subsidy (Note
 3).....................       (62,873)     (113,842)      (85,010)      (74,831)
                          ------------  ------------  ------------  ------------
 Net Expenses...........       157,906       369,795       356,769       293,893
                          ------------  ------------  ------------  ------------
  Net Investment
   Income...............     2,544,689     5,398,907     5,049,854     3,966,853
                          ------------  ------------  ------------  ------------
REALIZED AND UNREALIZED
 GAINS (LOSSES):
Net realized gains
 (losses) from:
 Investments............                    (359,163)   (1,022,549)     (297,868)
 Foreign currency
  transactions..........
 Futures, options and
  swap contracts........                                  (432,321)     (116,044)
Change in net unrealized
 appreciation
 (depreciation) from:
 Investments............                    (514,035)   (1,329,200)   (2,284,755)
 Translation of assets
  and liabilities in
  foreign currencies....
 Futures, options and
  swap contracts........                                   128,100        25,463
                          ------------  ------------  ------------  ------------
  Net Realized and
   Unrealized Gains
   (Losses).............            --      (873,198)   (2,655,970)   (2,673,204)
                          ------------  ------------  ------------  ------------
CHANGE IN NET ASSETS
 RESULTING FROM
 OPERATIONS.............  $  2,544,689  $  4,525,709  $  2,393,884  $  1,293,649
                          ============  ============  ============  ============

-------
(a) The Fund commenced operations on December 17, 1998.
(b) The Fund commenced operations on June 17, 1999.
(c) The Fund commenced operations on August 27, 1999.

                       See notes to financial statements.

58  Payden & Rygel Investment Group

                  Investment      Total         High      Short Duration                 California
      GNMA       Quality Bond    Return        Income       Tax Exempt    Tax Exempt      Municipal
    Fund (c)         Fund         Fund          Fund           Fund       Bond Fund    Income Fund (a)
  ============   ============  ===========  ============  ============== ============  ===============
  $    929,057   $14,574,792   $12,196,277  $  9,415,799   $   656,134   $  2,833,959   $    813,834


  ------------   -----------   -----------  ------------   -----------   ------------   ------------
       929,057    14,574,792    12,196,277     9,415,799       656,134      2,833,959        813,834
  ------------   -----------   -----------  ------------   -----------   ------------   ------------
        39,460       621,792       561,800       385,590        50,966        195,513         65,908
        11,690       139,777       127,499        69,769        10,064         38,239         13,321
         1,740        24,644        25,032        11,263         4,562          7,800          5,212
         6,932        37,696        34,931        24,653        12,894         18,255         12,302
        19,819         9,988        20,771           747        10,486         10,694          8,914
           149         3,450         2,284         1,230           257            970            219
           699        14,600        12,655         6,774         1,088          4,099          1,495
         6,559        36,564        32,829        17,692         2,600         10,359          4,039
        21,403                       1,085           208                                       3,179
           319         6,070         5,272         2,961           457          1,880            483
         6,093        72,405        64,850        38,585        10,827         24,950         11,247
                       6,194         3,227         2,197         1,004          3,077
        18,514        21,260        20,699        19,509        23,741         19,136         17,004
           821        23,096         9,758         4,106         6,806         15,547          1,266
                      91,608        78,572        24,969                                      14,445
                                                                                             (35,206)
       (82,987)                                                (56,092)       (45,184)       (20,919)
  ------------   -----------   -----------  ------------   -----------   ------------   ------------
        51,211     1,109,144     1,001,264       610,253        79,660        305,335        102,909
  ------------   -----------   -----------  ------------   -----------   ------------   ------------
       877,846    13,465,648    11,195,013     8,805,546       576,474      2,528,624        710,925
  ------------   -----------   -----------  ------------   -----------   ------------   ------------
        10,138    (4,381,400)   (1,447,884)   (2,972,935)       31,667        173,257       (128,070)
                                   (62,371)
                  (2,893,397)     (825,345)        9,019                       65,285        (19,699)
       677,793    (8,564,084)   (7,290,859)   (1,091,563)     (258,573)    (3,114,694)    (1,081,713)
                                   (54,430)      (39,257)
                      32,379    (1,521,236)
  ------------   -----------   -----------  ------------   -----------   ------------   ------------
       687,931   (15,806,502)  (11,202,125)   (4,094,736)     (226,906)    (2,876,152)    (1,229,482)
  ------------   -----------   -----------  ------------   -----------   ------------   ------------
  $  1,565,777   $(2,340,854)  $    (7,112) $  4,710,810   $   349,568   $   (347,528)  $   (518,557)
  ============   ===========   ===========  ============   ===========   ============   ============

                       See notes to financial statements.

                                                               Annual Report  59

STATEMENTS OF CHANGES IN NET ASSETS


                           Global Short Bond Fund     Global Fixed Income Fund
                          ==========================  ==========================
                           Year ended    Year ended    Year ended    Year ended
                          October 31,   October 31,   October 31,   October 31,
                              1999          1998          1999          1998
                          ============  ============  ============  ============
INCREASE (DECREASE) IN
 NET ASSETS:
FROM OPERATIONS:
Net investment income...  $  9,440,509  $ 11,869,557  $ 23,349,737  $ 26,635,762
Net realized gains
 (losses) on
 investments............     6,200,175     7,398,243    13,448,039    20,449,089
Change in net unrealized
 appreciation
 (depreciation).........    (9,504,696)    1,271,604   (33,900,133)   11,221,797
                          ------------  ------------  ------------  ------------
 Change in Net Assets
  Resulting from
  Operations............     6,135,988    20,539,404     2,897,643    58,306,648
                          ------------  ------------  ------------  ------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
Net investment income...   (22,986,447)  (16,746,627)  (39,581,035)  (20,851,285)
In excess of net
 investment income......
Net realized gains from
 investments............                               (16,164,203)
In excess of net
 realized gains from
 investments............
Return of capital.......      (452,844)
                          ------------  ------------  ------------  ------------
 Change in Net Assets
  from Distributions to
  Shareholders..........   (23,439,291)  (16,746,627)  (55,745,238)  (20,851,285)
                          ------------  ------------  ------------  ------------
FROM CAPITAL
 TRANSACTIONS:
Proceeds from fund
 shares sold............    44,614,473   160,907,104   156,632,130   220,982,932
Reinvestment of
 distributions..........    21,735,804    15,667,434    46,656,480    17,044,782
Cost of fund shares
 redeemed...............   (87,062,835) (149,623,338) (185,403,513) (286,477,747)
                          ------------  ------------  ------------  ------------
 Change in Net Assets
  from Capital
  Transactions..........   (20,712,558)   26,951,200    17,885,097   (48,450,033)
                          ------------  ------------  ------------  ------------
  Total Change in Net
   Assets...............   (38,015,861)   30,743,977   (34,962,498)  (10,994,670)
NET ASSETS:
Beginning of period.....   251,609,150   220,865,173   524,649,552   535,644,222
                          ------------  ------------  ------------  ------------
End of period...........  $213,593,289  $251,609,150  $489,687,054  $524,649,552
                          ============  ============  ============  ============
Undistributed net
 investment income......  $         --  $  7,098,183  $    251,930  $  1,450,438
                          ============  ============  ============  ============
FUND SHARES OF
 BENEFICIAL INTEREST:
Outstanding shares at
 beginning of period....    24,412,663    21,726,743    48,100,341    52,744,225
                          ------------  ------------  ------------  ------------
Shares sold.............     4,499,156    15,741,129    15,150,934    20,993,302
Shares issued in
 reinvestment of
 distributions..........     2,203,115     1,541,064     4,507,472     1,635,751
Shares redeemed.........    (8,853,367)  (14,596,273)  (18,076,833)  (27,272,937)
                          ------------  ------------  ------------  ------------
Change in shares
 outstanding............    (2,151,096)    2,685,920     1,581,573    (4,643,884)
                          ------------  ------------  ------------  ------------
Outstanding shares at
 end of period..........    22,261,567    24,412,663    49,681,914    48,100,341
                          ============  ============  ============  ============
LONG TERM INVESTMENT
 ACTIVITY:
Purchase of investments
 (excluding
 government)............   386,165,184                 461,732,737
Sale of investments
 (excluding
 government)............   369,658,918                 443,987,983
Purchase of government
 securities.............    40,569,258                  66,478,289
Sale of government
 securities.............    69,448,100                 190,578,117

-------
(a)  The Fund commenced operations on August 27, 1999.
(b)  The Fund commenced operations on June 17, 1999.
(c)  The Fund commenced operations on December 17, 1998.
(d)  The Fund commenced operations on December 30, 1997.
(e)  The Fund commenced operations on December 17, 1997.

                       See notes to financial statements.

60  Payden & Rygel Investment Group

  Emerging Markets                               EuroDirect       European Growth &       European Aggressive
     Bond Fund         Global Balanced Fund         Fund             Income Fund              Growth Fund
  ================   =========================  ============  ==========================  ===================
    Period ended      Year ended   Year ended   Period ended   Year ended    Year ended      Period ended
    October 31,      October 31,   October 31,  October 31,   October 31,   October 31,       October 31,
      1999 (c)           1999         1998        1999 (c)        1999          1998           1999 (b)
  ================   ============  ===========  ============  ============  ============  ===================
    $    853,224     $    192,024  $   287,728  $   265,139   $    481,324  $    755,076     $      9,329
         168,367          427,201      476,456      220,765        (55,586)    1,129,914         (217,620)
         236,216          528,449       94,972       17,613      3,066,188    (2,047,980)       1,293,188
    ------------     ------------  -----------  -----------   ------------  ------------     ------------
       1,257,807        1,147,674      859,156      503,517      3,491,926      (162,990)       1,084,897
    ------------     ------------  -----------  -----------   ------------  ------------     ------------
        (761,750)                     (152,943)                   (256,419)     (571,208)
                         (582,309)    (490,802)                 (1,354,410)      (30,729)
    ------------     ------------  -----------  -----------   ------------  ------------     ------------
        (761,750)        (582,309)    (643,745)          --     (1,610,829)     (601,937)              --
    ------------     ------------  -----------  -----------   ------------  ------------     ------------
      10,085,455          988,788    1,054,022   11,795,628     58,376,985    35,828,900        9,932,243
         761,750          581,773      630,824                   1,527,824       532,203
         (60,065)        (589,586)  (5,134,779)  (2,643,502)   (63,071,435)   (9,675,876)        (829,949)
    ------------     ------------  -----------  -----------   ------------  ------------     ------------
      10,787,140          980,975   (3,449,933)   9,152,126     (3,166,626)   26,685,227        9,102,294
    ------------     ------------  -----------  -----------   ------------  ------------     ------------
      11,283,197        1,546,340   (3,234,522)   9,655,643     (1,285,529)   25,920,300       10,187,191
              --        7,077,848   10,312,370           --     39,528,672    13,608,372               --
    ------------     ------------  -----------  -----------   ------------  ------------     ------------
    $ 11,283,197     $  8,624,188  $ 7,077,848  $ 9,655,643   $ 38,243,143  $ 39,528,672     $ 10,187,191
    ============     ============  ===========  ===========   ============  ============     ============
    $     91,474               --  $    15,312           --   $    204,533  $         --     $     27,960
    ============     ============  ===========  ===========   ============  ============     ============
              --          652,676      955,640           --      3,447,862     1,335,240               --
    ------------     ------------  -----------  -----------   ------------  ------------     ------------
       1,005,416           86,968       97,127    1,168,782      4,973,234     2,924,624          980,755
          74,371           52,543       60,560                     132,937        46,180
          (5,734)         (52,075)    (460,651)    (254,727)    (5,347,518)     (858,182)         (77,720)
    ------------     ------------  -----------  -----------   ------------  ------------     ------------
       1,074,053           87,436     (302,964)     914,055       (241,347)    2,112,622          903,035
    ------------     ------------  -----------  -----------   ------------  ------------     ------------
       1,074,053          740,112      652,676      914,055      3,206,515     3,447,862          903,035
    ============     ============  ===========  ===========   ============  ============     ============
      27,858,300        4,360,630                 6,873,641     30,993,627                      9,508,880
      17,588,562        4,029,895                   647,842     38,541,049                        525,766
                          324,422

                       See notes to financial statements.

                                                               Annual Report  61

[STATEMENTS OF CHANGES IN NET ASSETS CONTINUED]

                            Growth & Income Fund         Market Return Fund
                          ==========================  ==========================
                           Year ended    Year ended    Year ended    Year ended
                          October 31,   October 31,   October 31,   October 31,
                              1999          1998          1999          1998
                          ============  ============  ============  ============
INCREASE (DECREASE) IN
 NET ASSETS:
FROM OPERATIONS:
Net investment income...  $  3,272,207  $  3,487,455  $  3,280,094  $  1,980,105
Net realized gains
 (losses) on
 investments............     7,980,305     5,750,473    10,786,888    (1,974,047)
Change in net unrealized
 appreciation
 (depreciation).........    29,259,458    18,949,308    (2,133,998)    4,014,660
                          ------------  ------------  ------------  ------------
 Change in Net Assets
  Resulting from
  Operations............    40,511,970    28,187,236    11,932,984     4,020,718
                          ------------  ------------  ------------  ------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
Net investment income...    (3,240,475)   (3,884,882)   (3,271,760)   (1,919,021)
In excess of net
 investment income......
Net realized gains from
 investments............    (5,742,181)      (21,503)   (2,497,257)   (1,741,650)
In excess of net
 realized gains from
 investments............
Return of capital.......
                          ------------  ------------  ------------  ------------
 Change in Net Assets
  from Distributions to
  Shareholders..........    (8,982,656)   (3,906,385)   (5,769,017)   (3,660,671)
                          ------------  ------------  ------------  ------------
FROM CAPITAL
 TRANSACTIONS:
Proceeds from fund
 shares sold............    57,522,734   126,514,631    46,316,116    29,587,439
Reinvestment of
 distributions..........     8,559,259     3,669,635     5,550,528     3,395,111
Cost of fund shares
 redeemed...............   (79,240,632)  (54,856,053)  (18,451,807)  (10,148,009)
                          ------------  ------------  ------------  ------------
 Change in Net Assets
  from Capital
  Transactions..........   (13,158,639)   75,328,213    33,414,837    22,834,541
                          ------------  ------------  ------------  ------------
   Total Change in Net
    Assets..............    18,370,675    99,609,064    39,578,804    23,194,588
NET ASSETS:
Beginning of period.....   250,552,929   150,943,865    43,390,085    20,195,497
                          ------------  ------------  ------------  ------------
End of period...........  $268,923,604  $250,552,929  $ 82,968,889  $ 43,390,085
                          ============  ============  ============  ============
Undistributed net
 investment income......  $     34,800  $      3,068  $     61,737  $     56,882
                          ============  ============  ============  ============
FUND SHARES OF
 BENEFICIAL INTEREST:
Outstanding shares at
 beginning of period....    17,334,643    11,822,224     3,260,654     1,577,496
                          ------------  ------------  ------------  ------------
Shares sold.............     3,609,543     9,096,249     3,171,771     2,185,139
Shares issued in
 reinvestment of
 distributions..........       556,793       261,501       387,981       267,883
Shares redeemed.........    (4,974,090)   (3,845,331)   (1,265,921)     (769,864)
                          ------------  ------------  ------------  ------------
Change in shares
 outstanding............      (807,754)    5,512,419     2,293,831     1,683,158
                          ------------  ------------  ------------  ------------
Outstanding shares at
 end of period..........    16,526,889    17,334,643     5,554,485     3,260,654
                          ============  ============  ============  ============
LONG TERM INVESTMENT
 ACTIVITY:
Purchase of investments
 (excluding
 government)............    13,893,614                  56,405,049
Sale of investments
 (excluding
 government)............    21,065,291                  30,310,605
Purchase of government
 securities.............                                33,382,656
Sale of government
 securities.............                                25,000,000

-------
(a)The Fund commenced operations on August 27, 1999.
(b)The Fund commenced operations on June 17, 1999.
(c)The Fund commenced operations on December 17, 1998.
(d)The Fund commenced operations on December 30, 1997.
(e)The Fund commenced operations on December 17, 1997.

                       See notes to financial statements.

62  Payden & Rygel Investment Group

  U.S. Growth      Small Cap Value Stock      Small Cap Growth Stock      Bunker Hill Money Market
  Leaders Fund             Fund                        Fund                         Fund
  ============   ==========================  ==========================  ===========================
  Period ended    Year ended   Period ended   Year ended   Period ended   Year ended    Period ended
  October 31,    October 31,   October 31,   October 31,   October 31,    October 31,   October 31,
    1999 (b)         1999        1998 (d)        1999        1998 (d)        1999         1998 (e)
  ============   ============  ============  ============  ============  =============  ============
  $     11,588   $    224,940  $    170,314  $     11,531  $     10,073  $   2,544,689  $    876,643
        36,303        215,226    (3,314,131)       50,203      (156,438)
       181,721        371,367    (2,191,829)      410,179      (225,690)
  ------------   ------------  ------------  ------------  ------------  -------------  ------------
       229,612        811,533    (5,335,646)      471,913      (372,055)     2,544,689       876,643
  ------------   ------------  ------------  ------------  ------------  -------------  ------------
                     (224,942)      (96,744)                     (9,356)    (2,544,689)     (876,643)




  ------------   ------------  ------------  ------------  ------------  -------------  ------------
            --       (224,942)      (96,744)           --        (9,356)    (2,544,689)     (876,643)
  ------------   ------------  ------------  ------------  ------------  -------------  ------------
     4,191,588      3,253,539    29,506,755     2,481,388     3,411,739    513,712,895   122,840,129
                      188,025        76,937                       7,540      2,008,530       525,885
        (1,810)   (13,059,780)     (607,386)     (779,030)     (653,574)  (454,208,380)  (96,910,814)
  ------------   ------------  ------------  ------------  ------------  -------------  ------------
     4,189,778     (9,618,216)   28,976,306     1,702,358     2,765,705     61,513,045    26,455,200
  ------------   ------------  ------------  ------------  ------------  -------------  ------------
     4,419,390     (9,031,625)   23,543,916     2,174,271     2,384,294     61,513,045    26,455,200
            --     23,543,916            --     2,384,294            --     26,455,200            --
  ------------   ------------  ------------  ------------  ------------  -------------  ------------
  $  4,419,390   $ 14,512,291  $ 23,543,916  $  4,558,565  $  2,384,294  $  87,968,245  $ 26,455,200
  ============   ============  ============  ============  ============  =============  ============
  $     11,588   $     73,568  $     73,570  $     12,248  $        717  $          --  $         --
  ============   ============  ============  ============  ============  =============  ============
            --      2,536,685            --       261,661            --     26,455,200            --
  ------------   ------------  ------------  ------------  ------------  -------------  ------------
       419,843        331,751     2,597,818       240,709       339,066    513,712,895   122,840,129
                       18,280         6,925                         726      2,008,530       525,885
          (175)    (1,302,964)      (68,058)      (76,625)      (78,131)  (454,208,380)  (96,910,814)
  ------------   ------------  ------------  ------------  ------------  -------------  ------------
       419,668       (952,933)    2,536,685       164,084       261,661     61,513,045    26,455,200
  ------------   ------------  ------------  ------------  ------------  -------------  ------------
       419,668      1,583,752     2,536,685       425,745       261,661     87,968,245    26,455,200
  ============   ============  ============  ============  ============  =============  ============
     6,788,351     14,937,275                   3,560,610
     2,860,239     19,460,646                   2,972,952



                       See notes to financial statements.

                                                               Annual Report  63

[STATEMENTS OF CHANGES IN NET ASSETS CONTINUED]

                             Limited Maturity Fund           Short Bond Fund
                          ============================  ===========================
                           Year ended     Year ended     Year ended    Year ended
                           October 31,    October 31,   October 31,    October 31,
                              1999           1998           1999          1998
                          =============  =============  ============  =============
INCREASE (DECREASE) IN
 NET ASSETS:
FROM OPERATIONS:
Net investment income...  $   5,398,907  $   8,048,187  $  5,049,854  $   6,160,534
Net realized gains
 (losses) on
 investments............       (359,163)       (30,669)   (1,454,870)      (179,639)
Change in net unrealized
 appreciation
 (depreciation).........       (514,035)       191,381    (1,201,100)       587,761
                          -------------  -------------  ------------  -------------
 Change in Net Assets
  Resulting from
  Operations............      4,525,709      8,208,899     2,393,884      6,568,656
                          -------------  -------------  ------------  -------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
Net investment income...     (5,441,361)    (7,957,063)   (5,011,359)    (6,063,434)
In excess of net
 investment income......
Net realized gains from
 investments............
In excess of net
 realized gains from
 investments............
Return of capital.......
                          -------------  -------------  ------------  -------------
 Change in Net Assets
  from Distributions to
  Shareholders..........     (5,441,361)    (7,957,063)   (5,011,359)    (6,063,434)
                          -------------  -------------  ------------  -------------
FROM CAPITAL
 TRANSACTIONS:
Proceeds from fund
 shares sold............    144,494,836    204,353,480    31,467,956    284,120,843
Reinvestment of
 distributions..........      5,469,745      7,326,830     5,002,779      5,057,374
Cost of fund shares
 redeemed...............   (168,270,513)  (247,319,408)  (87,954,462)  (275,278,590)
                          -------------  -------------  ------------  -------------
 Change in Net Assets
  from Capital
  Transactions..........    (18,305,932)   (35,639,098)  (51,483,727)    13,899,627
                          -------------  -------------  ------------  -------------
  Total Change in Net
   Assets...............    (19,221,584)   (35,387,262)  (54,101,202)    14,404,849
NET ASSETS:
Beginning of period.....    117,041,794    152,429,056   108,660,507     94,255,658
                          -------------  -------------  ------------  -------------
End of period...........  $  97,820,210  $ 117,041,794  $ 54,559,305  $ 108,660,507
                          =============  =============  ============  =============
Undistributed net
 investment income......  $      63,638  $     137,755  $      9,437  $       3,435
                          =============  =============  ============  =============
FUND SHARES OF
 BENEFICIAL INTEREST:
Outstanding shares at
 beginning of period....     11,608,466     15,153,628    10,927,660      9,499,849
                          -------------  -------------  ------------  -------------
Shares sold.............     14,388,934     20,275,080     3,190,817     28,694,879
Shares issued in
 reinvestment of
 distributions..........        545,762        728,544       511,160        511,364
Shares redeemed.........    (16,736,637)   (24,548,786)   (8,983,265)   (27,778,432)
                          -------------  -------------  ------------  -------------
Change in shares
 outstanding............     (1,801,941)    (3,545,162)   (5,281,288)     1,427,811
                          -------------  -------------  ------------  -------------
Outstanding shares at
 end of period..........      9,806,525     11,608,466     5,646,372     10,927,660
                          =============  =============  ============  =============
LONG TERM INVESTMENT
 ACTIVITY:
Purchase of investments
 (excluding
 government)............     24,919,913                  116,917,908
Sale of investments
 (excluding
 government)............     53,939,131                  235,136,662
Purchase of government
 securities.............     29,367,266                  218,462,672
Sale of government
 securities.............     22,048,977                  151,446,797

-------
(a) The Fund commenced operations on August 27, 1999.
(b) The Fund commenced operations on June 17, 1999.
(c) The Fund commenced operations on December 17, 1998.
(d) The Fund commenced operations on December 30, 1997.
(e) The Fund commenced operations on December 17, 1997.

                       See notes to financial statements.

64  Payden & Rygel Investment Group

                                                  Investment Quality Bond
     U.S. Government Fund          GNMA Fund               Fund                    Total Return Fund
  ============================== =============  ============================  ============================
   Year ended      Year ended    Period ended    Year ended     Year ended     Year ended     Year ended
   October 31,     October 31,    October 31,    October 31,    October 31,    October 31,    October 31,
      1999            1998         1999 (a)         1999           1998           1999           1998
  =============   =============  =============  =============  =============  =============  =============
  $   3,966,853   $   3,302,046  $     877,846  $  13,465,648  $   8,870,626  $  11,195,013  $   5,862,949
       (413,912)        556,891         10,138     (7,274,797)     2,080,160     (2,335,600)     1,187,294
     (2,259,292)        834,528        677,793     (8,531,705)     1,196,334     (8,866,525)       541,062
  -------------   -------------  -------------  -------------  -------------  -------------  -------------
      1,293,649       4,693,465      1,565,777     (2,340,854)    12,147,120         (7,112)     7,591,305
  -------------   -------------  -------------  -------------  -------------  -------------  -------------
     (3,984,817)     (3,232,000)      (763,758)   (12,902,117)    (8,681,652)   (11,250,903)    (6,227,413)
                                                                                                (1,352,736)
       (377,990)                                   (1,977,735)      (524,754)      (810,667)      (761,994)


  -------------   -------------  -------------  -------------  -------------  -------------  -------------
     (4,362,807)     (3,232,000)      (763,758)   (14,879,852)    (9,206,406)   (12,061,570)    (8,342,143)
  -------------   -------------  -------------  -------------  -------------  -------------  -------------
     13,686,356      96,042,359    120,346,469    147,882,590    110,019,942    143,194,483    120,792,928
      4,016,664       3,232,563        763,755     14,197,865      8,630,705     11,645,326      7,469,327
    (13,953,615)    (44,359,827)      (751,404)  (123,605,779)   (42,604,046)   (86,942,800)   (51,761,918)
  -------------   -------------  -------------  -------------  -------------  -------------  -------------
      3,749,405      54,915,095    120,358,820     38,474,676     76,046,601     67,897,009     76,500,337
  -------------   -------------  -------------  -------------  -------------  -------------  -------------
        680,247      56,376,560    121,160,839     21,253,970     78,987,315     55,828,327     75,749,499
     71,855,166      15,478,606             --    173,973,880     94,986,565    174,612,155     98,862,656
  -------------   -------------  -------------  -------------  -------------  -------------  -------------
  $  72,535,413   $  71,855,166  $ 121,160,839  $ 195,227,850  $ 173,973,880  $ 230,440,482  $ 174,612,155
  =============   =============  =============  =============  =============  =============  =============
  $      56,192   $      74,156  $     114,088  $     255,501  $     203,469  $     367,411  $          --
  =============   =============  =============  =============  =============  =============  =============
      6,592,251       1,465,864             --     17,111,232      9,488,598     17,065,215      9,642,346
  -------------   -------------  -------------  -------------  -------------  -------------  -------------
      1,282,269       8,965,339     11,986,472     14,689,513     10,958,699     14,364,438     11,789,406
        378,358         300,960         75,957      1,450,850        859,385      1,165,260        730,690
     (1,313,462)     (4,139,912)       (74,323)   (12,569,210)    (4,195,450)    (8,770,363)    (5,097,227)
  -------------   -------------  -------------  -------------  -------------  -------------  -------------
        347,165       5,126,387     11,988,106      3,571,153      7,622,634      6,759,335      7,422,869
  -------------   -------------  -------------  -------------  -------------  -------------  -------------
      6,939,416       6,592,251     11,988,106     20,682,385     17,111,232     23,824,550     17,065,215
  =============   =============  =============  =============  =============  =============  =============
    189,610,324                    172,214,512    868,754,666                   652,481,057
    177,451,710                     47,946,922    833,546,285                   624,174,071
    109,425,523                                    47,017,857                    61,763,359
    134,406,547                                    43,614,547                     8,047,486

                       See notes to financial statements.

                                                               Annual Report  65

Statements of Changes in Net Assets continued


                                                        High Income Fund
                                                    ==========================
                                                     Year ended   Period ended
                                                    October 31,   October 31,
                                                        1999        1998 (d)
                                                    ============  ============
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income.............................. $  8,805,546  $  3,492,147
Net realized gains (losses) on investments.........   (2,963,916)   (1,066,988)
Change in net unrealized appreciation
 (depreciation)....................................   (1,130,820)   (4,898,378)
                                                    ------------  ------------
 Change in Net Assets Resulting from Operations....    4,710,810    (2,473,219)
                                                    ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income..............................   (8,763,462)   (2,506,338)
In excess of net investment income.................
Net realized gains from investments................
In excess of net realized gains from investments...
Return of capital..................................
                                                    ------------  ------------
 Change in Net Assets from Distributions to
  Shareholders.....................................   (8,763,462)   (2,506,338)
                                                    ------------  ------------
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold.....................   57,185,303   108,306,167
Reinvestment of distributions......................    7,945,379     2,303,959
Cost of fund shares redeemed.......................  (43,449,500)  (13,961,759)
                                                    ------------  ------------
 Change in Net Assets from Capital Transactions....   21,681,182    96,648,367
                                                    ------------  ------------
  Total Change in Net Assets.......................   17,628,530    91,668,810
NET ASSETS:
Beginning of period................................   91,668,810            --
                                                    ------------  ------------
End of period...................................... $109,297,340  $ 91,668,810
                                                    ------------  ------------
Undistributed net investment income................ $  1,027,893  $    985,809
                                                    ============  ============
FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period..........    9,382,439            --
                                                    ------------  ------------
Shares sold........................................    5,667,182    10,586,004
Shares issued in reinvestment of distributions.....      809,820       229,780
Shares redeemed....................................   (4,376,283)   (1,433,345)
                                                    ------------  ------------
Change in shares outstanding.......................    2,100,719     9,382,439
                                                    ------------  ------------
Outstanding shares at end of period................   11,483,158     9,382,439
                                                    ============  ============
LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government).....   94,037,711
Sale of investments (excluding government).........   69,384,988
Purchase of government securities..................      987,969
Sale of government securities......................      986,484

-------
(a)The Fund commenced operations on August 27, 1999.
(b)The Fund commenced operations on June 17, 1999.
(c)The Fund commenced operations on December 17, 1998.
(d)The Fund commenced operations on December 30, 1997.
(e)The Fund commenced operations on December 17, 1997.

                       See notes to financial statements.

66  Payden & Rygel Investment Group

        Short Duration                                     California Municipal
       Tax Exempt Fund           Tax Exempt Bond Fund          Income Fund
   =========================== ==========================  ====================
   Year ended     Year ended    Year ended    Year ended       Period ended
   October 31,   October 31,   October 31,   October 31,       October 31,
      1999           1998          1999          1998            1999 (c)
   ===========   ============  ============  ============  ====================
   $   576,474   $    997,973  $  2,528,624  $  2,685,980      $   710,925
        31,667        139,518       238,542       (15,041)        (147,769)
      (258,573)       (21,056)   (3,114,694)    1,200,227       (1,081,713)
   -----------   ------------  ------------  ------------      -----------
       349,568      1,116,435      (347,528)    3,871,166         (518,557)
   -----------   ------------  ------------  ------------      -----------
      (582,247)      (989,711)   (2,553,254)   (2,639,436)        (697,611)
      (139,540)       (24,982)
   -----------   ------------  ------------  ------------      -----------
      (721,787)    (1,014,693)   (2,553,254)   (2,639,436)        (697,611)
   -----------   ------------  ------------  ------------      -----------
     4,069,845      3,531,040    12,014,744    28,997,082       35,367,478
       698,143        841,608     2,193,300     2,202,021          597,877
    (6,159,617)   (25,825,914)  (32,743,759)  (22,120,528)      (6,059,655)
   -----------   ------------  ------------  ------------      -----------
    (1,391,629)   (21,453,266)  (18,535,715)    9,078,575       29,905,700
   -----------   ------------  ------------  ------------      -----------
    (1,763,848)   (21,351,524)  (21,436,497)   10,310,305       28,689,532
    16,824,575     38,176,099    67,888,900    57,578,595               --
   -----------   ------------  ------------  ------------      -----------
   $15,060,727   $ 16,824,575  $ 46,452,403  $ 67,888,900      $28,689,532
   -----------   ------------  ------------  ------------      -----------
   $     5,871   $     11,644  $     27,472  $     52,102      $    13,314
   ===========   ============  ============  ============      ===========
     1,664,941      3,788,693     6,843,864     5,932,070               --
   -----------   ------------  ------------  ------------      -----------
       407,302        349,831     1,209,554     2,944,498        3,529,282
        70,048         83,570       225,048       224,591           60,777
      (616,144)    (2,557,153)   (3,354,409)   (2,257,295)        (608,562)
   -----------   ------------  ------------  ------------      -----------
      (138,794)    (2,123,752)   (1,919,807)      911,794        2,981,497
   -----------   ------------  ------------  ------------      -----------
     1,526,147      1,664,941     4,924,057     6,843,864        2,981,497
   ===========   ============  ============  ============      ===========
     8,499,711                   16,611,890                     34,006,170
     9,547,484                   34,503,304                      7,611,614

                       See notes to financial statements.

                                                               Annual Report  67

Notes to Financial Statements
October 31, 1999

1. Organization and Related Matters

The Payden & Rygel Investment Group (the "Group") is a no-load, open-end management investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. Each of its twenty-three mutual funds (each a "Fund") is a series of the Group.

Each of the Funds, other than the Bunker Hill Money Market, High Income, European Growth & Income and European Aggressive Growth Funds, has been classified as non-diversified.

The Group has entered into a Credit Agreement with a group of banks, including Deutsche Bank AG which also acts as agent for the bank group, under which the bank group has agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the Fund. The aggregate of all such loans to the Funds may not exceed $35 million. No Fund made a request for such a loan during the fiscal year ended October 31, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the
Funds:

Securities Valuation
--------------------
Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain fixed income securities which may have a bid-ask spread greater than ten basis points may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities the prices of which are more readily obtainable and the risk of which is comparable to the securities being valued. Debt securities with remaining maturities of sixty days or less are valued on an amortized cost basis unless the Advisor determines that such basis does not represent fair value. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market. The differences between cost and market of investments are reflected as either unrealized appreciation or depreciation.

Equity securities listed or traded on any domestic (U.S.) securities exchange are valued at the last sale price or, if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Foreign equity securities are valued based upon the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price.

Investments in the Bunker Hill Money Market Fund are valued at amortized cost, which approximates market. Under the amortized cost valuation method, discount or premium is amortized using the effective interest method to the maturity of the security.

Investment Transactions and Related Income
------------------------------------------
Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes as required by Federal income tax

68  Payden & Rygel Investment Group

October 31, 1999

regulations. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation
----------------------------
The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds except the tax exempt funds may purchase securities that are denominated in foreign currencies. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Each of these Funds isolates that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund's books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the exchange rates.

Repurchase Agreements
---------------------
Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund's policy to take possession of the underlying securities and, on a daily basis, mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement.

Options Transactions
--------------------
When any of the Funds (except the Bunker Hill Money Market Fund) writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When any of the Funds (except Bunker Hill Money Market Fund) purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more

                                                              Annual Report   69

Notes to Financial Statements continued
October 31, 1999

definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

Futures Contracts
-----------------
Any Fund (except the Bunker Hill Money Market Fund) may purchase or sell futures contracts and options on futures contracts, which provide for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

The Global Balanced, European Growth & Income, EuroDirect, European Aggressive Growth, Growth & Income, Market Return, Small Cap Value Stock, Small Cap Growth Stock, Total Return, U.S. Growth Leaders and High Income Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts
--------------
Any Fund (except Growth & Income and Bunker Hill Money Market Funds) may enter into swap transactions, which involve an agreement between the Fund and another party to exchange payments calculated as if they were interest on a fictitious ("notional") principal amount. A Fund will typically pay a floating rate of interest and receive the total return of a specified rate or index. A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amounts of the two payment streams. The net amount of the excess or deficiency, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and is recorded as an unrealized gain or loss by that Fund.

The potential risk to a Fund is that the swap position may correlate imperfectly with the markets or the asset or liability being hedged. In addition, if the other party to the transaction defaults, a Fund might incur a loss.

Forward Currency Contracts
--------------------------
The Global Short Bond, Global Fixed Income, Emerging Markets Bond, Total Return, High Income, Market Return, European Growth & Income, Global Balanced, EuroDirect and European Aggressive Growth Funds each may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These Funds enter into forward contracts as a hedge

70  Payden & Rygel Investment Group

October 31, 1999

against specific transactions or portfolio positions to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

TBA Sale Commitments
--------------------
The funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current value of the underling securities. The contract is "marked-to-market" daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Distributions to Shareholders
-----------------------------
Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds, except for (i) the Emerging Markets Bond, Global Balanced, European Growth & Income,
Growth & Income and High Income Funds, which are declared and paid quarterly,
(ii) the EuroDirect, European Aggressive Growth, U.S. Growth Leaders, Small Cap Value Stock and Small Cap Growth Stock Funds, which are declared and paid semi-annually, and (iii) the Bunker Hill Money Market Fund, which are declared daily and paid monthly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Federal Income Taxes
--------------------
It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code (the "Code"), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes.

Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

                                                               Annual Report  71

Notes to Financial Statements continued
October 31, 1999


Estimates
---------
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Other
-----
Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

The organization costs incurred on behalf of the Funds prior to June 30, 1998 are being amortized on a straight-line basis over a period not exceeding five years. Organization costs incurred after June 30, 1998 are a direct expense to the Fund as incurred.

3. Related Party Transactions

Payden & Rygel provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rate for the Global Short Bond and Global Fixed Income Funds is 0.30% on net assets up to $2 billion, decreasing to 0.25% on net assets over $2 billion. The rate for the Short Duration Tax Exempt and Tax Exempt Bond Funds is 0.32% on net assets up to $500 million, 0.28% on the next $500 million, and 0.25% on net assets over $1 billion. The rate for the U.S. Government, Limited Maturity, Short Bond, Investment Quality Bond, Market Return and Total Return Funds is 0.28% on net assets up to $1 billion, decreasing to 0.25% on net assets over $1 billion. The rate for the Global Balanced Fund is 0.50% on net assets up to $1 billion and 0.40% on net assets over $1 billion. The rate for the Growth & Income Fund is 0.50% on net assets up to $2 billion and 0.30% on net assets over $2 billion. The rate for the European Growth & Income Fund is 0.50% on net assets up to $2 billion and 0.40% on net assets over $2 billion. The rate for the Bunker Hill Money Market Fund is 0.15% on all net assets. The rate for the High Income Fund is 0.35% on all net assets. The rate for the Small Cap Value Stock and Small Cap Growth Stock Funds is 0.60% on net assets up to $1 billion and 0.50% on net assets over $1 billion. The rate for the EuroDirect Fund is 0.65% on net assets up to $1 billion and 0.55% on net assets over $1 billion. The rate for the California Municipal Income Fund is 0.32% on net assets up to $1 billion and 0.25% on net assets over $1 billion. The rate for the U.S. Growth Leaders Fund is 0.60% on net assets up to $1 billion and 0.50% on net assets over $1 billion. The rate for the European Aggressive Growth Fund is 0.80% on net assets up to $1 billion and 0.60% on net assets over $1 billion. The rate for the Emerging Markets Bond Fund is 0.45% on all net assets. The rate for the GNMA Fund is 0.27% on all net assets.

Payden & Rygel voluntarily agreed to waive its fee for advisory services for the Emerging Markets Bond, EuroDirect and California Municipal Income Funds through June 30, 1999. In addition, Payden & Rygel agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, taxes, portfolio transaction expenses, blue sky fees, 12b-1 plan fees and extraordinary expenses) will not exceed the percentages indicated below of that Fund's average daily net assets on an annualized basis. Finally, Payden & Rygel has voluntarily agreed to temporarily limit each Fund's total expenses, including advisory fees, to the percentages indicated below of each Fund's average daily net assets on an annualized basis through October 31, 1999 (exclusive of interest, taxes, portfolio transaction expenses, blue sky fees, 12b-1 plan fees and extraordinary expenses).

72  Payden & Rygel Investment Group

October 31, 1999


                                        Expense    Voluntary      Deferred
                                       Guarantee Expense Limit Expense Subsidy
                                       --------- ------------- ---------------
     Global Short Bond Fund              0.70%      0. 50%        $353,106
     Global Fixed Income Fund            0.70%        n/a               --
     Emerging Markets Bond Fund          1.25%       0.80%          25,521
     Global Balanced Fund                0.85%       0.70%         217,868
     EuroDirect Fund                     1.25%       0.85%          29,188
     European Growth & Income Fund       0.90%       0.90%         206,412
     European Aggressive Growth Fund     1.05%       0.95%          58,770
     Growth & Income Fund                0.80%       0.75%         106,565
     Market Return Fund                  0.60%       0.45%         312,949
     U.S. Growth Leaders Fund            1.00%       0.80%          45,604
     Small Cap Value Stock Fund          1.00%       0.80%          65,688
     Small Cap Growth Stock Fund         1.00%       0.80%          96,309
     Bunker Hill Money Market Fund       0.50%       0.30%         130,118
     Limited Maturity Fund               0.60%       0.40%         873,986
     Short Bond Fund                     0.60%       0.40%         574,609
     U.S. Government Fund                0.60%       0.40%         343,644
     GNMA Fund                           0.50%       0.35%          82,987
     Investment Quality Bond Fund        0.60%       0.50%         352,894
     Total Return Fund                   0.60%       0.50%          83,330
     High Income Fund                    0.75%       0.60%              --
     Short Duration Tax Exempt Fund      0.60%       0.50%         359,732
     Tax Exempt Bond Fund                0.60%       0.50%         435,072
     California Municipal Income Fund    0.80%       0.50%           6,474

Each Fund remains liable to Payden & Rygel for expenses subsidized in any fiscal year so long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of reimbursement). The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds and will be recognized as net expense in the statements of operations as expense previously deferred in future periods, if expense limits permit.

For the Global Balanced, EuroDirect, European Growth & Income and European Aggressive Growth Funds, the Advisor has entered into a sub-advisory agreement with Metzler/Payden LLC where the Advisor passes through to the sub-advisor 100% of its advisory fee earned and payable. The sub-advisor fee does not represent a separate or additional charge to the Funds. Metzler/Payden LLC is a joint venture between the Advisor and Metzler Asset Management GmbH, an affiliate of B. Metzler seel. Sohn & Co. Holding AG, a major German financial institution located in Frankfurt, Germany. Metzler/Payden LLC is owned 50% by the Advisor and 50% by MP&R Ventures, Inc., a Metzler affiliate.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.06% through August 31, 1999 and 0.08% beginning September 1, 1999.

                                                               Annual Report  73

Notes to Financial Statements continued
October 31, 1999

Under the distribution agreement with the Group, Payden & Rygel Distributors is not entitled to receive any fees from the Group.

Certain officers and/or trustees of the Group are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Group.

4. Federal Income Taxes

At October 31, 1999, the following Funds had capital loss carryforwards in the amounts indicated for Federal income tax purposes. These carryforwards are available to offset future capital gains, if any.

                                              Capital Loss Carryforward
                          -----------------------------------------------------------------
                          Expiring Expiring Expiring Expiring Expiring  Expiring
                            2002     2003     2004     2005     2006      2007      Total
                          -------- -------- -------- -------- --------- --------- ---------
Global Short Bond Fund                                37,169  3,854,157   212,166 4,103,492
European Growth & Income
 Fund                                                                     113,297   113,297
European Aggressive
 Growth Fund                                                              236,251   236,251
Small Cap Value Stock
 Fund                                                         2,857,631   271,317 3,128,948
Small Cap Growth Stock
 Fund                                                            81,786              81,786
Limited Maturity Fund       1,971            64,303   61,717     38,977   317,490   484,458
Short Bond Fund                             341,923    6,293    195,694 1,459,349 2,003,259
Investment Quality Bond
 Fund                                                                   5,069,875 5,069,875
Total Return Fund                                                       3,006,874 3,006,874
High Income Fund                                              1,053,468 2,732,436 3,785,904
Tax Exempt Bond Fund      521,295   92,036  460,399                               1,073,730
California Municipal
 Income Fund                                                              147,769   147,769

5. Fund Termination

On December 14, 1999 the Board of Trustees approved the closing of the Payden & Rygel Small Cap Value Stock and Small Cap Growth Stock Funds, which will occur no later than the end of January 2000.

6. Exempt Interest Income Designation (Unaudited)

The Group designates the following exempt-interest income for the taxable year ended October 31, 1999:

                                                  Exempt-Interest
                                  Exempt-Interest    Dividends
                                     Dividends       Per Share
                                  --------------- ---------------
Short Duration Tax Exempt Fund      $  582,247         $0.37
Tax Exempt Bond Fund                 2,553,254          0.42
California Municipal Income Fund       697,611          0.26


74  Payden & Rygel Investment Group

                      (THIS PAGE INTENTIONALLY LEFT BLANK)





                                                               Annual Report  75

[FINANCIAL HIGHLIGHTS]

(For a share outstanding throughout the period)


                                             Global Short Bond Fund
                                ================================================
                                Year ended  Year ended  Year ended  Period ended
                                October 31, October 31, October 31, October 31,
                                   1999        1998        1997       1996 (a)
                                =========== =========== =========== ============
Net asset value -- beginning
 of period....................   $  10.31    $  10.17    $  10.07     $ 10.00
                                 --------    --------    --------     -------
Income (loss) from investment
 activities:
 Net investment income........       0.67        0.92        0.58        0.05
 Net realized and unrealized
  gains (losses)..............      (0.41)      (0.15)       0.11        0.06
                                 --------    --------    --------     -------
  Total from investment
   activities.................       0.26        0.77        0.69        0.11
                                 --------    --------    --------     -------
Distributions to shareholders:
 From net investment income...      (0.96)      (0.63)      (0.59)      (0.04)
 In excess of net investment
  income......................
 From net realized gains......
 Return of capital............      (0.02)
                                 --------    --------    --------     -------
  Total distributions to
   shareholders...............      (0.98)      (0.63)      (0.59)      (0.04)
                                 --------    --------    --------     -------
Net asset value -- end of
 period.......................   $   9.59    $  10.31    $  10.17     $ 10.07
                                 ========    ========    ========     =======
   Total return...............       2.57%       7.87%       7.02%       1.10%*
                                 ========    ========    ========     =======
Ratios/supplemental data:
 Net assets, end of period
  (000).......................   $213,593    $251,609    $220,865     $28,913
 Ratio of gross expense to
  average net assets..........       0.51%       0.51%       0.53%       2.31%**
 Ratio of net expense to
  average net assets..........       0.50%       0.44%       0.45%       0.45%**
 Ratio of gross investment
  income to average net
  assets......................       3.89%       4.31%       4.76%       3.00%**
 Ratio of net investment
  income to average net
  assets......................       3.90%       4.38%       4.84%       4.86%**
 Portfolio turnover rate......        175%        245%        219%          0%**

-------
The Funds commenced operations on the following dates:

(a)September 18, 1996 (g)December 17, 1997
(b)December 9, 1996   (h)December 30, 1997
(c)June 30, 1997      (i)December 17, 1998
(d)November 1, 1996   (j)June 17, 1999
(e)December 1, 1995   (k)August 27, 1999
(f)January 1, 1995
 *Not annualized
**Annualized

                       See notes to financial statements.

76  Payden & Rygel Investment Group

                                                                  Emerging
                                                                Markets Bond
                    Global Fixed Income Fund                        Fund
   =========================================================================
   Year ended   Year ended  Year ended  Year ended  Year ended  Period ended
   October 31,  October 31, October 31, October 31, October 31, October 31,
      1999         1998        1997        1996        1995       1999 (i)
   ===========  =========== =========== =========== =========== ============
    $  10.91     $  10.16    $  10.35    $  10.32    $   9.77     $ 10.00
    --------     --------    --------    --------    --------     -------
        0.76         0.45        1.03        0.54        0.89        0.83
       (0.69)        0.72       (0.16)       0.19        0.53        0.43
    --------     --------    --------    --------    --------     -------
        0.07         1.17        0.87        0.73        1.42        1.26
    --------     --------    --------    --------    --------     -------
       (0.79)       (0.42)      (1.06)      (0.70)      (0.87)      (0.75)
       (0.33)
    --------     --------    --------    --------    --------     -------
       (1.12)       (0.42)      (1.06)      (0.70)      (0.87)      (0.75)
    --------     --------    --------    --------    --------     -------
    $   9.86     $  10.91    $  10.16    $  10.35    $  10.32     $ 10.51
    ========     ========    ========    ========    ========     =======
        0.56%       11.81%       8.84%       7.41%      15.10%      12.92%*
    ========     ========    ========    ========    ========     =======
    $489,687     $524,650    $535,644    $651,165    $540,041     $11,283
        0.49%        0.49%       0.49%       0.53%       0.50%       1.35%**
        0.49%        0.49%       0.49%       0.53%       0.50%       0.80%**
        4.48%        5.13%       5.69%       5.67%       8.94%       9.36%**
        4.48%        5.13%       5.69%       5.67%       8.94%       9.91%**
         104%         223%        289%        176%        227%        225%**

                       See notes to financial statements.

                                                               Annual Report  77

[FINANCIAL HIGHLIGHTS CONTINUED]

(For a share outstanding throughout the period)

                                                   Global Balanced Fund
                                           ====================================
                                           Year ended  Year ended  Period ended
                                           October 31, October 31, October 31,
                                              1999        1998       1997 (b)
                                           =========== =========== ============
Net asset value -- beginning of period....   $ 10.84     $ 10.79     $ 10.00
                                             -------     -------     -------
Income (loss) from investment activities:
 Net investment income....................      0.02        0.20        0.05
 Net realized and unrealized gains
  (losses)................................      1.65        0.63        0.90
                                             -------     -------     -------
  Total from investment activities........      1.67        0.83        0.95
                                             -------     -------     -------
Distributions to shareholders:
 From net investment income...............                 (0.17)      (0.05)
 In excess of net investment income.......
 From net realized gains..................     (0.86)      (0.61)      (0.11)
                                             -------     -------     -------
  Total distributions to shareholders.....     (0.86)      (0.78)      (0.16)
                                             -------     -------     -------
Net asset value -- end of period..........   $ 11.65     $ 10.84     $ 10.79
                                             =======     =======     =======
  Total return............................     15.85%       8.21%       9.49%*
                                             =======     =======     =======
Ratios/supplemental data:
 Net assets, end of period (000)..........   $ 8,624     $ 7,078     $10,312
 Ratio of gross expense to average net
  assets..................................      1.56%       1.43%       1.64%**
 Ratio of net expense to average net
  assets..................................      0.70%       0.69%       0.70%**
 Ratio of gross investment income to
  average net assets......................      1.53%       2.37%       2.38%**
 Ratio of net investment income to average
  net assets..............................      2.39%       3.11%       3.32%**
 Portfolio turnover rate..................        60%        156%        211%**

-------
The Funds commenced operations on the following dates:

(a)September 18, 1996   (g)December 17, 1997
(b)December 9, 1996     (h)December 30, 1997
(c)June 30, 1997        (i)December 17, 1998
(d)November 1, 1996     (j)June 17, 1999
(e)December 1, 1995     (k)August 27, 1999
(f)January 1, 1995
 *Not annualized
**Annualized

                       See notes to financial statements.

78  Payden & Rygel Investment Group

   EuroDirect                                           European Aggressive
      Fund          European Growth & Income Fund           Growth Fund
  ============   ====================================   ===================
  Period ended   Year ended  Year ended  Period ended      Period ended
  October 31,    October 31, October 31, October 31,        October 31,
    1999 (i)        1999        1998       1997 (c)          1999 (j)
  ============   =========== =========== ============   ===================
    $ 10.00        $ 11.46     $ 10.19     $ 10.00            $ 10.00
    -------        -------     -------     -------            -------
                      0.15        0.17       (0.04)              0.03
       0.56           0.81        1.28        0.23               1.25
    -------        -------     -------     -------            -------
       0.56           0.96        1.45        0.19               1.28
    -------        -------     -------     -------            -------
                     (0.09)      (0.17)

                     (0.40)      (0.01)
    -------        -------     -------     -------            -------
       0.00          (0.49)      (0.18)       0.00               0.00
    -------        -------     -------     -------            -------
    $ 10.56        $ 11.93     $ 11.46     $ 10.19            $ 11.28
    =======        =======     =======     =======            =======
       5.64%*         8.39%      14.31%       1.90%*            12.80%*
    =======        =======     =======     =======            =======
    $ 9,656        $38,243     $39,529     $13,608            $10,187
       1.67%**        0.96%       1.20%       2.48%**            2.89%**
       0.85%**        0.90%       0.69%       0.69%**            0.95%**
       2.41%**        1.19%       2.26%      (0.07)%**          (1.63)%**
       3.23%**        1.25%       2.77%       1.72%**            0.31%**
         12%**          89%         34%          9%**              18%**

                       See notes to financial statements.

                                                               Annual Report  79

[FINANCIAL HIGHLIGHTS CONTINUED]

(For a share outstanding throughout the period)

                                  Growth & Income Fund
                           ===================================
                           Year ended  Year ended  Year ended
                           October 31, October 31, October 31,
                              1999        1998      1997 (d)
                           =========== =========== ===========
Net asset value --
  beginning of period.....  $  14.45    $  12.77    $  10.00
                            --------    --------    --------
Income (loss) from
 investment activities:
 Net investment income....      0.19        0.21        0.17
 Net realized and
  unrealized gains
  (losses)................      2.15        1.71        2.74
                            --------    --------    --------
   Total from investment
    activities............      2.34        1.92        2.91
                            --------    --------    --------
Distributions to
 shareholders:
 From net investment
  income..................     (0.19)      (0.24)      (0.14)
 In excess of net
  investment income.......
 From net realized gains..     (0.33)
                            --------    --------    --------
   Total distributions to
    shareholders..........     (0.52)      (0.24)      (0.14)
                            --------    --------    --------
Net asset value -- end of
 period...................  $  16.27    $  14.45    $  12.77
                            ========    ========    ========
Total return*.............     16.47%      15.15%      29.19%*
                            ========    ========    ========
Ratios/supplemental data:
 Net assets, end of period
  (000)...................  $268,924    $250,553    $150,944
 Ratio of gross expense to
  average net assets......      0.75%       0.77%       0.89%**
 Ratio of net expense to
  average net assets......      0.75%       0.54%       0.54%**
 Ratio of gross investment
  income to average net
  assets..................      1.19%       1.32%       1.25%**
 Ratio of net investment
  income to average net
  assets..................      1.19%       1.55%       1.60%**
 Portfolio turnover rate..         5%         10%          2%**


-------
The Funds commenced operations on the following dates:

(a)September 18, 1996   (g)December 17, 1997
(b)December 9, 1996     (h)December 30, 1997
(c)June 30, 1997        (i)December 17, 1998
(d)November 1, 1996     (j)June 17, 1999
(e)December 1, 1995     (k)August 27, 1999
(f)January 1, 1995
 *Not annualized
**Annualized

                       See notes to financial statements.

80  Payden & Rygel Investment Group

                                                   U.S. Growth        Small Cap Value
                Market Return Fund                 Leaders Fund          Stock Fund
 ================================================  ============   ========================
 Year ended  Year ended  Year ended  Period ended  Period ended   Year ended  Period ended
 October 31, October 31, October 31, October 31,   October 31,    October 31, October 31,
    1999        1998        1997       1996 (e)      1999 (j)        1999       1998 (h)
 =========== =========== =========== ============  ============   =========== ============
   $ 13.31     $ 12.80     $ 10.86     $ 10.00       $ 10.00        $  9.28     $ 10.00
   -------     -------     -------     -------       -------        -------     -------
      0.76        0.73        0.63        0.50          0.03           0.15        0.07
      2.37        1.46        2.64        0.86          0.50          (0.17)      (0.75)
   -------     -------     -------     -------       -------        -------     -------
      3.13        2.19        3.27        1.36          0.53          (0.02)      (0.68)
   -------     -------     -------     -------       -------        -------     -------
     (0.77)      (0.71)      (0.63)      (0.50)                       (0.10)      (0.04)
     (0.73)      (0.97)      (0.70)

   -------     -------     -------     -------       -------        -------     -------
     (1.50)      (1.68)      (1.33)      (0.50)         0.00          (0.10)      (0.04)
   -------     -------     -------     -------       -------        -------     -------
   $ 14.94     $ 13.31     $ 12.80     $ 10.86       $ 10.53        $  9.16     $  9.28
   =======     =======     =======     =======       =======        =======     =======
     24.41%      18.48%      31.74%      14.06%*        5.30%*        (0.33)%     (6.85)%*
   =======     =======     =======     =======       =======        =======     =======
   $82,969     $43,390     $20,195     $ 5,789       $ 4,419        $14,512     $23,544
      0.53%       0.69%       0.96%       4.14%**       4.61%**        1.00%       1.23%**
      0.45%       0.45%       0.45%       0.00%**       0.80%**        0.80%       0.79%**
      5.29%       5.45%       4.85%       1.81%**      (2.84)%**       0.87%       0.76%**
      5.37%       5.69%       5.36%       5.95%**       0.97%**        1.07%       1.20%**
       113%         48%        140%        146%**        241%**          90%        143%**


                       See notes to financial statements.

                                                               Annual Report  81

[FINANCIAL HIGHLIGHTS CONTINUED]

(For a share outstanding throughout the period)

                                  Small Cap                  Bunker Hill
                              Growth Stock Fund           Money Market Fund
                           =========================   ========================
                           Year ended   Period ended   Year ended  Period ended
                           October 31,  October 31,    October 31, October 31,
                              1999        1998 (h)        1999       1998 (g)
                           ===========  ============   =========== ============
Net asset value --
  beginning of period.....  $   9.11      $  10.00      $   1.00     $   1.00
                            --------      --------      --------     --------
Income (loss) from
 investment activities:
 Net investment income....      0.03          0.03          0.05         0.05
 Net realized and
  unrealized gains
  (losses)................      1.57         (0.89)
                            --------      --------      --------     --------
   Total from investment
    activities............      1.60         (0.86)         0.05         0.05
                            --------      --------      --------     --------
Distributions to
 shareholders:
 From net investment
  income..................                   (0.03)        (0.05)       (0.05)
 In excess of net
  investment income.......
 From net realized gains..
                            --------      --------      --------     --------
   Total distributions to
    shareholders..........      0.00         (0.03)        (0.05)       (0.05)
                            --------      --------      --------     --------
Net asset value -- end of
 period...................  $  10.71      $   9.11      $   1.00     $   1.00
                            ========      ========      ========     ========
Total return..............     17.56%        (8.66)%*       4.97%        4.65%*
                            ========      ========      ========     ========
Ratios/supplemental data:
 Net assets, end of period
  (000)...................  $  4,559      $  2,384      $ 87,968     $ 26,455
 Ratio of gross expense to
  average net assets......      2.54%         2.89%**       0.41%        0.71%**
 Ratio of net expense to
  average net assets......      0.80%         0.77%**       0.30%        0.29%**
 Ratio of gross investment
  income to average net
  assets..................     (1.36)%       (1.73)%**      4.72%        4.81%**
 Ratio of net investment
  income to average net
  assets..................      0.38%         0.39%**       4.83%        5.23%**
 Portfolio turnover rate..       102%          186%**        n/a          n/a

-------
The Funds commenced operations on the following dates:

(a)September 18, 1996   (g)December 17, 1997
(b)December 9, 1996     (h)December 30, 1997
(c)June 30, 1997        (i)December 17, 1998
(d)November 1, 1996     (j)June 17, 1999
(e)December 1, 1995     (k)August 27, 1999
(f)January 1, 1995
 *Not annualized
**Annualized

                       See notes to financial statements.

82  Payden & Rygel Investment Group


                            Limited Maturity Fund
   ==================================================================================
   Year ended      Year ended        Year ended        Year ended        Year ended
   October 31,     October 31,       October 31,       October 31,       October 31,
      1999            1998              1997              1996              1995
   ===========     ===========       ===========       ===========       ===========
    $  10.08        $  10.06          $  10.06          $  10.06          $  10.00
    --------        --------          --------          --------          --------
        0.56            0.56              0.54              0.53              0.56
       (0.09)           0.02                                                  0.07
    --------        --------          --------          --------          --------
        0.47            0.58              0.54              0.53              0.63
    --------        --------          --------          --------          --------
       (0.57)          (0.56)            (0.54)            (0.53)            (0.57)

    --------        --------          --------          --------          --------
       (0.57)          (0.56)            (0.54)            (0.53)            (0.57)
    --------        --------          --------          --------          --------
    $   9.98        $  10.08          $  10.06          $  10.06          $  10.06
    ========        ========          ========          ========          ========
        4.71%           5.87%             5.46%             5.41%             6.43%
    ========        ========          ========          ========          ========
    $ 97,820        $117,042          $152,429          $ 50,771          $ 18,414
        0.50%           0.47%             0.52%             0.62%             0.83%
        0.38%           0.29%             0.30%             0.30%             0.33%
        5.44%           5.40%             5.30%             5.13%             5.09%
        5.56%           5.58%             5.52%             5.45%             5.59%
          60%             91%              135%              217%              166%

                       See notes to financial statements.

                                                               Annual Report  83

[FINANCIAL HIGHLIGHTS continued]

(For a share outstanding throughout the period)

                                               Short Bond Fund
                         ===========================================================
                         Year ended  Year ended  Year ended  Year ended  Year ended
                         October 31, October 31, October 31, October 31, October 31,
                            1999        1998        1997        1996        1995
                         =========== =========== =========== =========== ===========
Net asset value --
  beginning of period...  $   9.94    $   9.92    $   9.97    $  10.04    $   9.68
                          --------    --------    --------    --------    --------
Income (loss) from
 investment activities:
 Net investment income..      0.56        0.63        0.58        0.54        0.54
 Net realized and
  unrealized gains
  (losses)..............     (0.28)       0.02       (0.05)      (0.06)       0.36
                          --------    --------    --------    --------    --------
  Total from investment
   activities...........      0.28        0.65        0.53        0.48        0.90
                          --------    --------    --------    --------    --------
Distributions to
 shareholders:
 From net investment
  income................     (0.56)      (0.63)      (0.58)      (0.54)      (0.54)
 In excess of net
  investment income.....
 From net realized
  gains.................                                         (0.01)
                          --------    --------    --------    --------    --------
  Total distributions to
   shareholders.........     (0.56)      (0.63)      (0.58)      (0.55)      (0.54)
                          --------    --------    --------    --------    --------
Net asset value -- end
 of period..............  $   9.66    $   9.94    $   9.92    $   9.97    $  10.04
                          ========    ========    ========    ========    ========
Total return............      2.89%       6.80%       5.52%       4.86%       9.56%
                          ========    ========    ========    ========    ========
Ratios/supplemental
 data:
 Net assets, end of
  period (000)..........  $ 54,559    $108,661    $ 94,256    $ 97,966    $ 19,157
 Ratio of gross expense
  to average net
  assets................      0.50%       0.50%       0.49%       0.57%       1.03%
 Ratio of net expense to
  average net assets....      0.40%       0.30%       0.40%       0.40%       0.40%
 Ratio of gross
  investment income to
  average net assets....      5.58%       5.84%       5.91%       5.50%       5.09%
 Ratio of net investment
  income to average net
  assets................      5.68%       6.04%       6.00%       5.67%       5.72%
 Portfolio turnover
  rate..................       229%        596%        208%        212%        170%

-------
The Funds commenced operations on the following dates:

(a)September 18, 1996   (g)December 17, 1997
(b)December 9, 1996     (h)December 30, 1997
(c)June 30, 1997        (i)December 17, 1998
(d)November 1, 1996     (j)June 17, 1999
(e)December 1, 1995     (k)August 27, 1999
(f)January 1, 1995
 *Not annualized
**Annualized

                       See notes to financial statements.

84 Payden & Rygel Investment Group

                                                                   GNMA
                     U.S. Government Fund                          Fund
 ============================================================  ============
 Year ended  Year ended  Year ended  Year ended  Period ended  Period ended
 October 31, October 31, October 31, October 31, October 31,   October 31,
    1999        1998        1997        1996       1995(f)       1999 (k)
 =========== =========== =========== =========== ============  ============
  $  10.90    $  10.56    $  10.54    $  10.61     $  10.00      $  10.00
  --------    --------    --------    --------     --------      --------
      0.57        0.56        0.60        0.58         0.53          0.09
     (0.39)       0.33        0.02       (0.04)        0.61          0.10
  --------    --------    --------    --------     --------      --------
      0.18        0.89        0.62        0.54         1.14          0.19
  --------    --------    --------    --------     --------      --------
     (0.57)      (0.55)      (0.60)      (0.58)       (0.53)        (0.08)
     (0.06)                              (0.03)
  --------    --------    --------    --------     --------      --------
     (0.63)      (0.55)      (0.60)      (0.61)       (0.53)        (0.08)
  --------    --------    --------    --------     --------      --------
  $  10.45    $  10.90    $  10.56    $  10.54     $  10.61      $  10.11
  ========    ========    ========    ========     ========      ========
      1.76%       8.60%       6.10%       5.20%       11.61%*        1.82%*
  ========    ========    ========    ========     ========      ========
  $ 72,535    $ 71,855    $ 15,479    $ 22,114     $ 10,894      $121,161
      0.50%       0.54%       0.63%       0.78%        1.84%**       0.90%**
      0.40%       0.34%       0.45%       0.45%        0.45%**       0.35%**
      5.29%       5.18%       5.31%       5.26%        4.92%**       5.41%**
      5.39%       5.38%       5.49%       5.59%        6.31%**       5.96%**
       128%        287%        160%        152%          87%**         94%**

                       See notes to financial statements.

                                                               Annual Report  85

[FINANCIAL HIGHLIGHTS continued]
(For a share outstanding throughout the period)

                                        Investment Quality Bond Fund
                         ============================================================
                         Year ended   Year ended  Year ended  Year ended  Year ended
                         October 31,  October 31, October 31, October 31, October 31,
                            1999         1998        1997        1996        1995
                         ===========  =========== =========== =========== ===========
Net asset value --
  beginning of period...  $  10.17     $  10.01    $   9.81    $   9.96    $   9.09
                          --------     --------    --------    --------    --------
Income (loss) from
 investment activities:
 Net investment income..      0.58         0.60        0.58        0.63        0.57
 Net realized and
  unrealized gains
  (losses)..............     (0.65)        0.20        0.22       (0.17)       0.87
                          --------     --------    --------    --------    --------
  Total from investment
   activities...........     (0.07)        0.80        0.80        0.46        1.44
                          --------     --------    --------    --------    --------
Distributions to
 shareholders:
 From net investment
  income................     (0.58)       (0.59)      (0.60)      (0.61)      (0.57)
 In excess of net
  investment income.....
 From net realized
  gains.................     (0.08)       (0.05)
                          --------     --------    --------    --------    --------
  Total distributions to
   shareholders.........     (0.66)       (0.64)      (0.60)      (0.61)      (0.57)
                          --------     --------    --------    --------    --------
Net asset value -- end
 of period..............  $   9.44     $  10.17    $  10.01    $   9.81    $   9.96
                          ========     ========    ========    ========    ========
Total return............     (0.71)%       8.33%       8.44%       4.86%      16.39%
                          ========     ========    ========    ========    ========
Ratios/supplemental
 data:
 Net assets, end of
  period (000)..........  $195,228     $173,974    $ 94,987    $ 32,304    $ 25,822
 Ratio of gross expense
  to average net
  assets................      0.50%        0.50%       0.53%       0.64%       1.11%
 Ratio of net expense to
  average net assets....      0.50%        0.44%       0.45%       0.00%       0.45%
 Ratio of gross
  investment income to
  average net assets....      6.06%        6.06%       5.95%       5.77%       5.54%
 Ratio of net investment
  income to average net
  assets................      6.06%        6.12%       6.03%       6.41%       6.20%
 Portfolio turnover
  rate..................        67%         156%        317%        197%        252%

-------
The Funds commenced operations on the following dates:

(a)September 18, 1996   (g)December 17, 1997
(b)December 9, 1996     (h)December 30, 1997
(c)June 30, 1997        (i)December 17, 1998
(d)November 1, 1996     (j)June 17, 1999
(e)December 1, 1995     (k)August 27, 1999
(f)January 1, 1995
 *Not annualized
**Annualized

                       See notes to financial statements.

86  Payden & Rygel Investment Group

              Total Return Fund                          High Income Fund
  ============================================      ==============================
   Year ended     Year ended      Period ended      Year ended      Period ended
  October 31,     October 31,     October 31,       October 31,     October 31,
      1999           1998           1997 (b)           1999           1998 (h)
  ===========     ===========     ============      ===========     ============
    $  10.23       $  10.25         $  10.00         $   9.77         $  10.00
    --------       --------         --------         --------         --------
        0.66           0.57             0.46             0.89             0.47
       (0.60)          0.20             0.23            (0.34)           (0.34)
    --------       --------         --------         --------         --------
       (0.06)          0.77             0.69             0.55             0.13
    --------       --------         --------         --------         --------
       (0.57)         (0.58)           (0.44)           (0.80)           (0.36)
                      (0.13)
       (0.05)         (0.08)
    --------       --------         --------         --------         --------
       (0.62)         (0.79)           (0.44)           (0.80)           (0.36)
    --------       --------         --------         --------         --------
    $   9.67       $  10.23         $  10.25         $   9.52         $   9.77
    ========       ========         ========         ========         ========
        0.55%          7.72%            7.10%*           5.65%            1.28%*
    ========       ========         ========         ========         ========
    $230,440       $174,612         $ 98,863         $109,297         $ 91,669
        0.50%          0.52%            0.69%**          0.55%            0.71%**
        0.50%          0.44%            0.45%**          0.55%            0.54%**
        5.58%          5.99%            5.97%**          7.99%            7.58%**
        5.58%          6.07%            6.21%**          7.99%            7.75%**
          45%           208%             206%**            68%             134%**

                       See notes to financial statements.

                                                               Annual Report  87

[FINANCIAL HIGHLIGHTS continued]

(For a share outstanding throughout the period)


                                       Short Duration Tax Exempt Fund
                         ===========================================================
                         Year ended  Year ended  Year ended  Year ended  Year ended
                         October 31, October 31, October 31, October 31, October 31,
                            1999        1998        1997        1996        1995
                         =========== =========== =========== =========== ===========
Net asset value --
  beginning of period...   $ 10.11     $ 10.08     $ 10.01     $ 10.08     $  9.93
Income (loss) from
 investment activities:
 Net investment income..      0.37        0.42        0.38        0.38        0.42
 Net realized and
  unrealized gains
  (losses)..............     (0.15)       0.03        0.07       (0.06)       0.15
                           -------     -------     -------     -------     -------
   Total from investment
    activities..........      0.22        0.45        0.45        0.32        0.57
                           -------     -------     -------     -------     -------
Distributions to
 shareholders:
 From net investment
  income................     (0.37)      (0.41)      (0.38)      (0.38)      (0.42)
 In excess of net
  investment income.....
 From net realized
  gains.................     (0.09)      (0.01)                  (0.01)
                           -------     -------     -------     -------     -------
   Total distributions
    to shareholders.....     (0.46)      (0.42)      (0.38)      (0.39)      (0.42)
                           -------     -------     -------     -------     -------
Net asset value -- end
 of period..............   $  9.87     $ 10.11     $ 10.08     $ 10.01     $ 10.08
                           =======     =======     =======     =======     =======
Total return............      2.29%       4.55%       4.55%       3.28%       5.88%
                           =======     =======     =======     =======     =======
Ratios/supplemental
 data:
 Net assets, end of
  period (000)..........   $15,061     $16,825     $38,176     $36,336     $16,019
 Ratio of gross expense
  to average net
  assets................      0.85%       0.68%       0.62%       0.70%       0.91%
 Ratio of net expense to
  average net assets....      0.50%       0.44%       0.45%       0.45%       0.45%
 Ratio of gross
  investment income to
  average net assets....      3.27%       3.75%       3.58%       3.56%       3.66%
 Ratio of net investment
  income to average net
  assets................      3.62%       3.99%       3.75%       3.81%       4.12%
 Portfolio turnover
  rate..................        54%         53%         57%         35%         80%

-------
The Funds commenced operations on the following dates:

(a)September 18, 1996   (g)December 17, 1997
(b)December 9, 1996     (h)December 30, 1997
(c)June 30, 1997        (i)December 17, 1998
(d)November 1, 1996     (j)June 17, 1999
(e)December 1, 1995     (k)August 27, 1999
(f)January 1, 1995
 *Not annualized
**Annualized

                       See notes to financial statements.

88  Payden & Rygel Investment Group

                                                              California
                                                              Municipal
                    Tax Exempt Bond Fund                     Income Fund
 =========================================================== ============
 Year ended  Year ended  Year ended  Year ended  Year ended  Period ended
 October 31, October 31, October 31, October 31, October 31, October 31,
    1999        1998        1997        1996        1995       1999 (i)
 =========== =========== =========== =========== =========== ============
   $  9.92     $  9.71     $  9.47     $  9.59     $  8.90     $ 10.00
      0.42        0.40        0.44        0.45        0.46        0.26
     (0.49)       0.20        0.24       (0.12)       0.69       (0.38)
   -------     -------     -------     -------     -------     -------
     (0.07)       0.60        0.68        0.33        1.15       (0.12)
   -------     -------     -------     -------     -------     -------
     (0.42)      (0.39)      (0.44)      (0.45)      (0.46)      (0.26)

   -------     -------     -------     -------     -------     -------
     (0.42)      (0.39)      (0.44)      (0.45)      (0.46)      (0.26)
   -------     -------     -------     -------     -------     -------
   $  9.43     $  9.92     $  9.71     $  9.47     $  9.59     $  9.62
   =======     =======     =======     =======     =======     =======
     (0.81)%      6.32%       7.33%       3.52%      13.25%      (1.22)%*
   =======     =======     =======     =======     =======     =======
   $46,452     $67,889     $57,579     $49,862     $40,052     $28,690
      0.57%       0.57%       0.59%       0.61%       0.74%       0.77%**
      0.50%       0.49%       0.45%       0.45%       0.45%       0.50%**
      4.07%       4.00%       4.46%       4.57%       4.68%       3.17%**
      4.14%       4.08%       4.60%       4.73%       4.97%       3.44%**
        28%         36%         42%         23%         42%         39%**

                       See notes to financial statements.

                                                               Annual Report 89

INDEPENDENT AUDITORS' REPORT

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Payden & Rygel Investment Group (the "Funds"), including Global Short Bond Fund, Global Fixed Income Fund, Emerging Markets Bond Fund, Global Balanced Fund, EuroDirect Fund, European Growth & Income Fund, European Aggressive Growth Fund, Growth & Income Fund, Market Return Fund, U.S. Growth Leaders Fund, Small Cap Value Stock Fund, Small Cap Growth Stock Fund, Bunker Hill Money Market Fund, Limited Maturity Fund, Short Bond Fund, U.S. Government Fund, GNMA Fund, Investment Quality Bond Fund, Total Return Fund, High Income Fund, Short Duration Tax Exempt Fund, Tax Exempt Bond Fund and California Municipal Income Fund as of October 31, 1999, the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. We have also audited the statements of cash flows for the period ended October 31, 1999 for the U.S. Government Fund, GNMA Fund, Investment Quality Bond Fund and Total Return Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the Funds' custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 1999, the results of their operations, the changes in their net assets, their cash flows and financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, NY
December 10, 1999


90  Payden & Rygel Investment Group

TRUSTEES AND OFFICERS

Trustees

Joan A. Payden, Chairman and Chief Executive Officer
  President, Payden & Rygel

W.D. Hilton, Jr.
  CEO, Trust Securities, Inc.

John P. Isaacson
  Principal, Payden & Rygel

J. Clayburn La Force
  Dean Emeritus, The John E. Anderson Graduate
     School of Management

Thomas V. McKernan, Jr.
  President and Chief Executive Officer
     Automobile Club of Southern California

Christopher N. Orndorff
  Principal, Payden & Rygel

Dennis C. Poulsen
  Chairman of the Board, Rose Hills Company

Stender E. Sweeney
  Private Investor

Officers

John C. Siciliano, President and Chief Operating Officer
Gregory P. Brown, Vice President
Yot Chattrabhuti, Vice President
Bradley F. Hersh, Vice President and Treasurer
David L. Wagner, Vice President
Edward S. Garlock, Secretary

                                                               Annual Report  91

                                                        [LOGO OF PAYDEN & RYGEL]

                                                             MUTUAL FUNDS


                       1-800-5-PAYDEN     1-800-572-9336
         333 South Grand Avenue Los Angeles, CA 90071 www.payden.com




IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Payden & Rygel
Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.
   The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed.
Investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.
Fund shares are sold through Payden & Rygel Distributors, member NASD.